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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 002-34393)	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 174	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-01879)	☑

Amendment No. 157	☑
(Check appropriate box or boxes.)
JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Stephanie Grauerholz-Lofton — 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☑	on May 31, 2012 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                     ▼ [          , 2012]

Subject to Completion
Preliminary Prospectus Dated March 23, 2012

Class N Shares Ticker
Fixed Income
Janus Flexible Bond Fund	[ ]
Janus Global Bond Fund	[ ]
Janus High-Yield Fund	[ ]
Janus Short-Term Bond Fund	[ ]

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes four portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class N Shares (the “Shares”) are offered by this Prospectus. The Shares are not offered directly to individual investors. For additional information about Class N Shares and whether or not you are eligible to purchase the Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Janus Flexible Bond Fund	2
Janus Global Bond Fund	6
Janus High-Yield Fund	11
Janus Short-Term Bond Fund	15

Additional information about the Funds
Fees and expenses	19
Additional investment strategies and general portfolio policies	19
Risks of the Funds	23

Management of the Funds
Investment adviser	29
Management expenses	29
Investment personnel	30

Other information	32

Distributions and taxes	33

Shareholder’s guide
Pricing of fund shares	35
Payments to financial intermediaries by Janus Capital or its affiliates	36
Purchases	37
Exchanges	37
Redemptions	38
Excessive trading	38
Shareholder communications	41

Financial highlights	42

Glossary of investment terms	43

Explanation of rating categories	48

1 ï Janus Investment Fund

Fund summary

Janus Flexible Bond Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Flexible Bond Fund seeks to obtain maximum total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.41%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.55% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund will invest at least 65% of its assets in investment grade debt securities. The Fund will limit its investment in high-yield/high-risk bonds, also known as “junk bonds,” to 35% or less of its net assets. The Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other Funds.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

2 ï Janus Flexible Bond Fund

The Fund may also invest in foreign debt securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For

3 ï Janus Flexible Bond Fund

certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (7/7/87)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Barclays Capital U.S. Aggregate Bond Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

4 ï Janus Flexible Bond Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

5 ï Janus Flexible Bond Fund

Fund summary

Janus Global Bond Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Global Bond Fund seeks total return, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.60%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%
Fee Waiver(2)%
Net Annual Fund Operating Expenses After Fee Waiver(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.75% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 173% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, corporate bonds, government bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund invests in corporate debt securities of issuers in a number of different countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may invest up to 35% of its net assets in high-yield/high-risk debt securities. The Fund may also invest in preferred and common stock, money market instruments, municipal bonds,

6 ï Janus Global Bond Fund

commercial and residential mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in floating rate loans, buy backs or dollar rolls, and reverse repurchase agreements. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may use futures, options, and swaps (including interest rate swaps, total return swaps, and credit default swaps). The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events

7 ï Janus Global Bond Fund

or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of June 30, 2011, approximately 0.8% of the Fund’s investments were in emerging markets.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (also known as “junk bonds”) may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Floating Rate Loan Risk. There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns, and you could lose money. For the Fund’s secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the

8 ï Janus Global Bond Fund

collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	Since Inception (12/28/10)
Class N Shares

Return Before Taxes	%	%

Return After Taxes on Distributions	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%

Barclays Capital Global Aggregate Bond Index	%	%
(reflects no deduction for expenses, fees, or taxes)

Barclays Capital Global Aggregate Corporate Bond Index	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class I Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns

9 ï Janus Global Bond Fund

depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2011.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

10 ï Janus Global Bond Fund

Fund summary

Janus High-Yield Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVES

Janus High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.57%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.78% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

11 ï Janus High-Yield Fund

The Fund may also invest in foreign debt securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

High-Yield/High-Risk Bond Risk. The Fund may invest without limit in higher-yielding/higher-risk bonds, also known as “junk” bonds. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

12 ï Janus High-Yield Fund

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)

	1 Year	5 Years	10 Years	Since Inception (12/29/95)

Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Barclays Capital U.S. Corporate High-Yield Bond Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

13 ï Janus High-Yield Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since 2003. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2008.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

14 ï Janus High-Yield Fund

Fund summary

Janus Short-Term Bond Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Short-Term Bond Fund seeks as high a level of current income as is consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.55%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%
Fee Waiver(2)%
Net Annual Fund Operating Expenses After Fee Waiver(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.55% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in short- and intermediate-term securities such as corporate bonds or notes or government securities, including agency securities. The Fund may invest up to 35% of its net assets in high-yield/high risk bonds, also known as “junk bonds.” The Fund expects to maintain an average-weighted effective maturity of three years or less under normal circumstances. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

“Effective” maturity differs from actual maturity, which may be longer. In calculating the “effective” maturity the portfolio managers will estimate the effect of expected principal payments and call provisions on securities held in the portfolio. This gives the portfolio managers some additional flexibility in the securities they purchase, but all else being equal, could result in more volatility than if the Fund calculated an actual maturity target.

15 ï Janus Short-Term Bond Fund

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

16 ï Janus Short-Term Bond Fund

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)

	1 Year	5 Years	10 Years	Since Inception (9/1/92)

Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Barclays Capital 1-3 Year U.S. Government/Credit Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different

17 ï Janus Short-Term Bond Fund

and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

18 ï Janus Short-Term Bond Fund

Additional information about the Funds

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. The fees and expenses shown reflect estimated annualized expenses that the Shares expect to incur in their initial fiscal period.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services provided by Janus Capital or Janus Services LLC (“Janus Services”), the Funds’ transfer agent. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses”

○	may include acquired fund fees and expenses, which are indirect expenses a Fund may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Such amounts are currently estimated to be less than 0.01%.
○	may include reimbursement to Janus Services of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders.

•	Janus Capital has contractually agreed to waive each Fund’s “Total Annual Fund Operating Expenses” to certain limits until at least November 1, 2012. The expense limits are described in the “Management Expenses” section of this Prospectus.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Funds’ Board of Trustees (“Trustees”) may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds, these strategies and policies may be part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

19 ï Janus Investment Fund

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

Foreign Securities
The portfolio managers seek investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Janus High-Yield Fund may invest in high-yield/high-risk bonds without limit. Under normal circumstances each of Janus Flexible Bond Fund, Janus Global Bond Fund, and Janus Short-Term Bond Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
Although the Funds intend to invest in liquid securities, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
Each Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage

20 ï Janus Investment Fund

Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio managers. Changes are normally made in a Fund’s portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Due to the nature of the securities in which they invest, the Funds may have relatively high portfolio turnover compared to other funds.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

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Short Sales
To a limited extent, certain Funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions

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incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Funds may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	equity securities (such as stocks or any other security representing an ownership interest)

•	exchange-traded funds

•	pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls (without limit for Janus Flexible Bond Fund, Janus Global Bond Fund, and Janus High-Yield Fund and up to 35% of Janus Short-Term Bond Fund’s net assets)

•	zero coupon, pay-in-kind, and step coupon securities (without limit for Janus Flexible Bond Fund, Janus Global Bond Fund, and Janus High-Yield Fund and up to 10% of Janus Short-Term Bond Fund’s net assets)

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (no more than 20% of a Fund’s total assets)

RISKS OF THE FUNDS

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. The Funds invest substantially all of their assets in fixed-income securities or income-generating securities. The following information is intended to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Credit Quality Risks. Through a Fund’s investments in fixed-income securities, a Fund is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in

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terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions, which can result in a fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s returns and yield. Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

The chart below shows how the Funds differ in terms of the type and credit quality risk of the securities in which they invest. You should consider these factors before you determine whether a Fund is a suitable investment.

	Primary Investment Type	Credit Quality Risk
Janus Flexible Bond Fund	Corporate Bonds	High

Janus Global Bond Fund	Corporate Bonds	High

Janus High-Yield Fund	Corporate Bonds	Highest

Janus Short-Term Bond Fund	Corporate Bonds	Moderate

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. The securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, a Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. A Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

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Fixed-Income Securities Risk. Each Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

It is also important to note that events in both domestic and international fixed-income and credit markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund, such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Foreign Exposure Risks. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies

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restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Because Janus High-Yield Fund may invest without limit in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in net asset value.

Please refer to the “Explanation of Rating Categories” section of this Prospectus for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond

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prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The Funds manage interest rate risk by varying the average-weighted effective maturity of the portfolios to reflect their analysis of interest rate trends and other factors. The Funds’ average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Funds may also use futures, options, and other derivatives to manage interest rate risk.

The chart below shows how the Funds differ in terms of the type and interest rate risk of the securities in which they invest. You should consider these factors before you determine whether a Fund is a suitable investment.

	Primary Investment Type	Interest Rate Risk
Janus Flexible Bond Fund	Corporate Bonds	High

Janus Global Bond Fund	Corporate Bonds	High

Janus High-Yield Fund	Corporate Bonds	Moderate

Janus Short-Term Bond Fund	Corporate Bonds	Low

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in fixed-income securities or income-generating securities, they are subject to risks such as credit risk and interest rate fluctuations. The Funds’ performance may also be affected by risks of certain types of investments, such as foreign (non-U.S.) securities and derivative instruments.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic

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reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

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Management of the Funds

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Funds and is reimbursed by the Funds for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Funds. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Funds also pay for salaries, fees, and expenses of certain Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Funds.

MANAGEMENT EXPENSES

Each Fund pays Janus Capital an investment advisory fee and incurs expenses, including administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following table reflects each Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers). The rate shown is a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	June 30, 2011)
Janus Flexible Bond Fund	First $300 Million	0.50	0.40
	Over $300 Million	0.40

Janus Global Bond Fund	First $1 Billion	0.60	0.00 (2)
	Next $1 Billion	0.55
	Over $2 Billion	0.50

Janus High-Yield Fund	First $300 Million	0.65	0.57
	Over $300 Million	0.55

Janus Short-Term Bond Fund	First $300 Million	0.64	0.50
	Over $300 Million	0.54

(1)	Janus Capital has agreed to waive each Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to certain levels until at least November 1, 2012. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.
(2)	For the fiscal period ended June 30, 2011, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Fund’s fee waiver exceeded the investment advisory fee.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements is included in the Funds’ annual or semiannual report to shareholders. You can request the Funds’ annual or semiannual reports (as they

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become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

Expense Limitations
Janus Capital has contractually agreed to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least November 1, 2012.

Fund Name	Expense Limit Percentage (%)
Janus Flexible Bond Fund	0.55

Janus Global Bond Fund(1)	0.75

Janus High-Yield Fund	0.78

Janus Short-Term Bond Fund	0.55

(1)	For a period of three years subsequent to the Fund’s commencement of operations or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

INVESTMENT PERSONNEL

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Flexible Bond Fund
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since May 2007. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Flexible Bond Fund, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Janus Global Bond Fund
Co-Portfolio Managers Gibson Smith, Darrell Watters, and Christopher H. Diaz are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since inception. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

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Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Global Bond Fund, which he has co-managed since May 2011. Mr. Diaz joined Janus Capital in May 2011. Prior to joining Janus Capital, Mr. Diaz was a portfolio manager at ING from 2000 to May 2011. Mr. Diaz holds a Bachelor’s degree in Finance from the University of South Carolina and a Master’s degree in Business Administration from Emory University.

Janus High-Yield Fund
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus High-Yield Fund, which he has managed or co-managed since 2003. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus High-Yield Fund, which he has co-managed since July 2008. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Janus Short-Term Bond Fund
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since July 2010. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Information about the portfolio managers’ compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

CLOSED FUND POLICIES

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

LIQUIDATION/REORGANIZATION OF A FUND

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

DISTRIBUTION OF THE FUNDS

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule
Income dividends for the Funds are normally declared daily (Saturdays, Sundays, and holidays included) and distributed as of the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared and distributed at the end of the preceding month. Income dividends begin accruing the day after a purchase is processed by the Funds or their agents. If shares are redeemed, you will receive all dividends accrued through the day the redemption is processed by the Funds or their agents. Distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV
Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed income and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

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Taxes on Distributions
Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

When shareholders sell Fund shares from a taxable account, they typically receive information on their tax forms that calculates their gain or loss using the average cost method. Prior to January 1, 2012, this information was not reported to the IRS, and shareholders had the option of calculating gains or losses using an alternative IRS permitted method. In accordance with legislation passed by Congress in 2008, however, your intermediary began reporting cost basis information to the IRS for shares purchased on or after January 1, 2012 and sold thereafter. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the new cost basis reporting laws apply to you and your investments.

Taxation of the Funds
Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a Fund may generate nonqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Class N Shares are offered by this Prospectus.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class N Shares also are available to Janus proprietary “fund of funds” products. Class N Shares are not available to retail non-retirement accounts, traditional or Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, or 529 college savings plans.

The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary or refer to your plan documents.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents, and employees of Janus Capital or its affiliates.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The

35 ï Janus Investment Fund

Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

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PURCHASES

Purchases of Shares may generally be made only through institutional channels such as retirement platforms and other financial intermediaries as set forth at the beginning of the Shareholder’s Guide section. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, a Fund may permit an in-kind purchase of Shares at the discretion of Janus Capital. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future

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purchases in the Fund or any of the other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through retirement platforms and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these accounts of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan
You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be

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difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

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Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janus.com/info.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

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Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends June 30.

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Financial highlights

No financial highlights are presented for the Funds since Class N Shares of the Funds are new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund

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may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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Explanation of rating categories

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICE

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.

Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

FITCH, INC.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

49 ï Janus Investment Fund

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

50 ï Janus Investment Fund

SECURITIES HOLDINGS BY RATING CATEGORY

During the fiscal period ended June 30, 2011, the percentage of securities holdings for the following Funds by rating category based upon a weighted monthly average was:

Janus Flexible Bond Fund
Bonds and Loans–S&P Rating:
AAA	28.7%
AA	5.5%
A	13.4%
BBB	30.7%
BB	15.3%
B	3.9%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated*	0.6%
Cash Equivalents and Other	1.9%
Total	100.0%

Janus Global Bond Fund
Bonds and Loans–S&P Rating:
AAA	29.9%
AA	5.8%
A	17.3%
BBB	15.4%
BB	12.7%
B	7.4%
CCC	1.1%
CC	0.0%
C	0.0%
D	0.0%
Not Rated*	7.0%
Cash Equivalents and Other	3.4%
Total	100.0%

*	Not Rated securities are not rated by S&P but may be rated by other rating agencies.

51 ï Janus Investment Fund

Janus High-Yield Fund
Bonds and Loans–S&P Rating:
AAA	0.0%
AA	0.0%
A	0.0%
BBB	2.1%
BB	27.9%
B	47.9%
CCC	15.1%
CC	0.3%
C	0.0%
D	0.0%
Not Rated*	4.2%
Cash Equivalents and Other	2.5%
Total	100.0%

Janus Short-Term Bond Fund
Bonds–S&P Rating:
AAA	24.2%
AA	11.2%
A	20.2%
BBB	25.0%
BB	12.4%
B	3.4%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated*	2.5%
Cash Equivalents and Other	1.1%
Total	100.0%

*	Not Rated securities are not rated by S&P but may be rated by other rating agencies.

52 ï Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                    ▼ [          , 2012]

Subject to Completion
Preliminary Prospectus Dated March 23, 2012

Class N Shares Ticker
Value
Perkins Large Cap Value Fund	[ ]
Perkins Mid Cap Value Fund†	[ ]
Perkins Select Value Fund	[ ]
Perkins Small Cap Value Fund†	[ ]
Perkins Value Plus Income Fund	[ ]

Janus Investment Fund

Prospectus

†	The Fund is closed to certain new investors. Refer to the “Shareholder’s Guide” section of this Prospectus for more details.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes five portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to each Fund. Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, and Perkins Small Cap Value Fund are subadvised by Perkins Investment Management LLC (“Perkins”). Approximately half of Perkins Value Plus Income Fund is subadvised by Perkins.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class N Shares (the “Shares”) are offered by this Prospectus. The Shares are not offered directly to individual investors. For additional information about Class N Shares and whether or not you are eligible to purchase the Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Perkins Large Cap Value Fund	2
Perkins Mid Cap Value Fund	6
Perkins Select Value Fund	10
Perkins Small Cap Value Fund	13
Perkins Value Plus Income Fund	17

Additional information about the Funds
Fees and expenses	22
Additional investment strategies and general portfolio policies	22
Risks of the Funds	27

Management of the Funds
Investment adviser	32
Management expenses	32
Subadviser	35
Investment personnel	35

Other information	38

Distributions and taxes	39

Shareholder’s guide
Pricing of fund shares	41
Payments to financial intermediaries by Janus Capital or its affiliates	42
Purchases	43
Exchanges	43
Redemptions	44
Excessive trading	45
Shareholder communications	48

Financial highlights	49

Glossary of investment terms	50

1 ï Janus Investment Fund

Fund summary

Perkins Large Cap Value Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Perkins Large Cap Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.66%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.00% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of large-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies having, at the time of purchase, market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $1.4 billion to $400 billion, and the median market capitalization was $5 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

2 ï Perkins Large Cap Value Fund

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

3 ï Perkins Large Cap Value Fund

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	Since Inception of Predecessor Fund (12/31/08)
Class N Shares

Return Before Taxes	%	%

Return After Taxes on Distributions	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%

Russell 1000® Value Index	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class I Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

4 ï Perkins Large Cap Value Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Thomas M. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

5 ï Perkins Large Cap Value Fund

Fund summary

Perkins Mid Cap Value Fund
(closed to certain new investors)

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Perkins Mid Cap Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.70%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.86% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $1.4 billion to $17.8 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

6 ï Perkins Mid Cap Value Fund

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Fund may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

7 ï Perkins Mid Cap Value Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (8/12/98)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Russell Midcap® Value Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

8 ï Perkins Mid Cap Value Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Thomas M. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

9 ï Perkins Mid Cap Value Fund

Fund summary

Perkins Select Value Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Perkins Select Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.70%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%
Fee Waiver(2)%
Net Annual Fund Operating Expenses After Fee Waiver(2)%

(1)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.00% until at least November 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years
Class N Shares	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of companies of any size whose stock prices the portfolio managers believe to be undervalued. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

10 ï Perkins Select Value Fund

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report.

11 ï Perkins Select Value Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

12 ï Perkins Select Value Fund

Fund summary

Perkins Small Cap Value Fund
(closed to new investors)

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Perkins Small Cap Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.81%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.96% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $96 million to $3.1 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

13 ï Perkins Small Cap Value Fund

The Fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund’s portfolio managers generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

14 ï Perkins Small Cap Value Fund

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years
Class N Shares

Return Before Taxes	%	%	%

Return After Taxes on Distributions	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%

Russell 2000® Value Index	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

15 ï Perkins Small Cap Value Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Robert H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Todd H. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since February 2004. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

16 ï Perkins Small Cap Value Fund

Fund summary

Perkins Value Plus Income Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Perkins Value Plus Income Fund seeks capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.60%
Other Expenses(1)%
Total Annual Fund Operating Expenses(2)%
Fee Waiver(2)%
Net Annual Fund Operating Expenses After Fee Waiver(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.76% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by normally investing 40-60% of its assets in equity securities selected primarily for capital appreciation and investing the remainder in fixed-income securities and cash equivalents.

Equity Securities. The Fund’s equity investments generate total return from a combination of capital appreciation and, to a lesser degree, current income. Such equity investments may include companies of any size, but the Fund will invest primarily in large- and mid-sized companies whose stock prices the portfolio managers believe to be undervalued or have the potential for high relative dividend yields, or both. The Fund’s equity portfolio managers invest in companies which have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s equity portfolio managers generally look for companies with:

17 ï Perkins Value Plus Income Fund

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

Fixed-Income Securities. The Fund’s fixed-income investments generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The Fund normally invests the portion of its assets allocated to fixed-income investments in debt securities (including, but not limited to, government bonds, corporate bonds, mortgage-backed securities, and zero-coupon bonds), convertible securities, and short-term securities. The Fund invests at least 50% of the fixed-income portion of its assets in investment grade debt securities. The Fund will limit its investment in high-yield/high-risk bonds, also known as “junk” bonds, to 50% or less of the fixed-income portion of its net assets.

In addition to considering economic factors such as the effect of interest rates on the Fund’s fixed-income investments, the Fund’s fixed-income portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Fund may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund’s adviser is primarily responsible for the overall asset allocation of the Fund and manages the Fund’s fixed-income investments. Cash positions are considered a part of the Fund’s fixed-income allocation and will be managed by the Fund’s fixed-income portfolio managers. The Fund’s subadviser manages the Fund’s equity investments and assists the adviser in determining the Fund’s overall asset allocation. The Fund may periodically adjust its mix of equity and fixed-income investments in response to changing economic and market conditions, including outside the range of 40-60% of its assets in equity securities. Due to the nature of the fixed-income securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns and yields will vary, and you could lose money. The Fund is designed for long-term investors seeking a portfolio including common stocks and bonds selected for their potential to produce capital appreciation and current income. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

18 ï Perkins Value Plus Income Fund

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon the allocation of assets among the equity and fixed asset categories. You could lose money on your investment in the Fund as a result of these allocations. Portfolio management may favor an asset category that underperforms relative to other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed-income market is rising. Additionally, periodic rebalancing of Fund assets among asset categories may result in increased transaction costs, which may have a negative effect on the Fund’s performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

19 ï Perkins Value Plus Income Fund

The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	Since Inception (7/30/10)
Class N Shares

Return Before Taxes	%	%

Return After Taxes on Distributions	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%

Russell 1000® Value Index	%	%
(reflects no deduction for expenses, fees, or taxes)

Barclays Capital U.S. Aggregate Bond Index	%	%
(reflects no deduction for expenses, fees, or taxes)

Value Income Index	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Value Income Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Value Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%).

After-tax returns are calculated using distributions for the Fund’s [Class I Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

20 ï Perkins Value Plus Income Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Managers: Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of the equity portion of the Fund, which he has co-managed since inception. Theodore M. Thome, CFA, is Co-Portfolio Manager of the equity portion of the Fund, which he has co-managed since inception. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President of the Fund and Co-Portfolio Manager of the fixed-income portion of the Fund, which he has co-managed since inception. Darrell Watters is Executive Vice President of the Fund and Co-Portfolio Manager of the fixed-income portion of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

21 ï Perkins Value Plus Income Fund

Additional information about the Funds

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. The fees and expenses shown reflect estimated annualized expenses that the Shares expect to incur in their initial fiscal period.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services provided by Janus Capital or Janus Services LLC (“Janus Services”), the Funds’ transfer agent. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, and Perkins Small Cap Value Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64% for each of Perkins Large Cap Value Fund and Perkins Mid Cap Value Fund, 0.70% for Perkins Select Value Fund, and 0.72% for Perkins Small Cap Value Fund. Any such adjustment to this base fee rate commenced February 2007 for Perkins Mid Cap Value Fund, and January 2010 for each of Perkins Large Cap Value Fund and Perkins Small Cap Value Fund, and will commence January 2013 for Perkins Select Value Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses” may include reimbursement to Janus Services of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders.

•	Janus Capital has contractually agreed to waive each Fund’s “Total Annual Fund Operating Expenses” to certain limits until at least November 1, 2012 (November 1, 2013 for Perkins Select Value Fund). The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Funds’ Board of Trustees (“Trustees”) may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds, these strategies and policies may be part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the

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portfolio managers act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Perkins Large Cap Value Fund’s, Perkins Mid Cap Value Fund’s, and Perkins Select Value Fund’s portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers look for companies with strong fundamentals and competent management.

Perkins Small Cap Value Fund’s portfolio managers primarily invest in the common stocks of small companies whose stock prices are believed to be undervalued. Perkins Value Plus Income Fund’s equity portfolio managers primarily invest in the common stocks of companies whose stock prices are believed to be undervalued or have the potential for high relative dividend yields, or both. These portfolio managers focus on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The portfolio managers of Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, and Perkins Small Cap Value Fund and the equity portfolio managers of Perkins Value Plus Income Fund (collectively, the “Perkins portfolio managers”) generally look for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The Perkins portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation. The portfolio managers may sell a Fund holding if, among other things, the security reaches the portfolio managers’ price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The portfolio managers may also sell a Fund holding to meet redemptions.

A company may be considered attractively valued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for a Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus

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Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

Foreign Securities
The portfolio managers seek investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent the Funds invest in high-yield/high-risk bonds, under normal circumstances, each of Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund will limit its investments in high-yield/high-risk bonds to 20% of its net assets, Perkins Select Value Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets, and Perkins Value Plus Income Fund will limit its investments in high-yield/high-risk bonds to 50% or less of the fixed-income portion of its net assets.

Illiquid Investments
Although the Funds intend to invest in liquid securities, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage-and Asset-Backed Securities
The Funds, particularly Perkins Value Plus Income Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may

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shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio managers. Changes are normally made in a Fund’s portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance.

Securities Lending
Certain funds may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. A fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. A fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, a fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and a fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the fund to collateralize the loan. If a fund is unable to recover a security on loan, the fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to a fund. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). A fund may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a short sale transaction. A fund’s gains and losses will also be decreased or increased,

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as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates or for capital appreciation. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
Each Fund, particularly Perkins Value Plus Income Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities

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and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	equity securities (such as stocks or any other security representing an ownership interest)

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	indexed/structured securities (such as mortgage- and asset-backed securities)

•	pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

•	zero coupon, pay-in-kind, and step coupon securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (no more than 20% of Perkins Value Plus Income Fund’s total assets)

RISKS OF THE FUNDS

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is intended to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Credit Quality Risks. Through a Fund’s investments in fixed-income securities, a Fund is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions, which can result in a fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s returns and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

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Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. The securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, a Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. A Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Fixed-Income Securities Risk. The Funds, particularly Perkins Value Plus Income Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risks. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

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•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond

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prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. Perkins Value Plus Income Fund manages interest rate risk by varying the average-weighted effective maturity of the fixed-income portion of the Fund to reflect its analysis of interest rate trends and other factors. The average-weighted effective maturity will tend to be shorter when a portfolio manager expects interest rates to rise and longer when a portfolio manager expects interest rates to fall. The Fund may also use futures, options, and other derivatives to manage interest rate risk.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results. A Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Funds may invest substantially all of their assets in common stocks (except for Perkins Value Plus Income Fund, which may invest a significant amount of its assets in common stocks from time to time), the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

Because Perkins Value Plus Income Fund may, from time to time, also invest a significant amount of its assets in fixed-income securities or income-generating securities, it is subject to risks such as credit risk and interest rate fluctuations. The Fund’s performance may also be affected by risks of certain types of investments, such as foreign (non-U.S.) securities and derivative instruments.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund, such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More

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specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Management of the Funds

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the fixed-income portion of Perkins Value Plus Income Fund’s investment portfolio and furnishes continuous advice and recommendations concerning the Fund’s investments. Perkins is responsible for the day-to-day management of Perkins Large Cap Value Fund’s, Perkins Mid Cap Value Fund’s, Perkins Select Value Fund’s, and Perkins Small Cap Value Fund’s investment portfolios and of the equity portion of Perkins Value Plus Income Fund’s investment portfolio subject to the general oversight of Janus Capital. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Funds and is reimbursed by the Funds for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Funds. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Funds also pay for salaries, fees, and expenses of certain Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Funds.

MANAGEMENT EXPENSES

Each Fund pays Janus Capital an investment advisory fee and incurs expenses, including administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay. Janus Capital pays Perkins a subadvisory fee from its investment advisory fee for managing the Funds.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers). The investment advisory fee rate is aggregated to include all investment advisory fees paid by a Fund.

Fixed-Rate Investment Advisory Fee
Perkins Value Plus Income Fund pays an investment advisory fee at a fixed rate based on the Fund’s average daily net assets.

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	June 30, 2011)
Perkins Value Plus Income Fund	All Asset Levels	0.60	0.00(2)

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least November 1, 2012. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver is not reflected in the contractual fee rate shown.
(2)	For the fiscal period ended June 30, 2011, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Fund’s fee waiver exceeded the investment advisory fee.

Performance-Based Investment Advisory Fee
Perkins Mid Cap Value Fund, Perkins Large Cap Value Fund, Perkins Small Cap Value Fund, and Perkins Select Value Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period as reflected in the table

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below. Any adjustment to the investment advisory fee rate was effective February 2007 for Perkins Mid Cap Value Fund, and January 2010 for each of Perkins Large Cap Value Fund and Perkins Small Cap Value Fund, and will be effective January 2013 for Perkins Select Value Fund. Until such time, only the base fee rate shown below applied. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the SAI.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate(1) (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	June 30, 2011)
Perkins Mid Cap Value Fund	0.64	±4.00%	0.70	0.70

Perkins Large Cap Value Fund	0.64	±3.50%	0.66	0.66

Perkins Small Cap Value Fund	0.72	±5.50%	0.81	0.81

Perkins Select Value Fund	0.70	±5.00%	N/A (2)	N/A (3)

(1)	Janus Capital has agreed to waive each Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to certain levels until at least November 1, 2012 (November 1, 2013 for Perkins Select Value Fund). Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers and any applicable performance adjustments are not reflected in the base fee rates shown.
(2)	Any applicable Performance Adjustment will begin January 1, 2013 for the Fund.
(3)	Since the Fund is new, no Actual Investment Advisory Fee Rate information is available.

For Perkins Mid Cap Value Fund, Perkins Large Cap Value Fund, Perkins Small Cap Value Fund, and Perkins Select Value Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Perkins Mid Cap Value Fund	Russell Midcap® Value Index

Perkins Large Cap Value Fund	Russell 1000® Value Index

Perkins Small Cap Value Fund	Russell 2000® Value Index

Perkins Select Value Fund	Russell 3000® Value Index

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months.

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When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for Perkins Mid Cap Value Fund, and January 2010 for each of Perkins Large Cap Value Fund and Perkins Small Cap Value Fund, and will begin January 2013 for Perkins Select Value Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements and subadvisory agreements is included in the Funds’ annual or semiannual report to shareholders. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

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Expense Limitations
Janus Capital has contractually agreed to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least November 1, 2012 (November 1, 2013 for Perkins Select Value Fund).

Fund Name	Expense Limit Percentage (%)
Perkins Large Cap Value Fund(1)	1.00

Perkins Mid Cap Value Fund(1)	0.86

Perkins Select Value Fund(1)	1.00

Perkins Small Cap Value Fund(1)	0.96

Perkins Value Plus Income Fund(2)	0.76

(1)	The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.
(2)	For a period of three years subsequent to the Fund’s commencement of operations, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

SUBADVISER

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Funds, and has served in such capacity since each Fund’s inception. Perkins (together with its predecessors), 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of Perkins Large Cap Value Fund’s, Perkins Mid Cap Value Fund’s, Perkins Select Value Fund’s, and Perkins Small Cap Value Fund’s portfolio operations and the equity portion of Perkins Value Plus Income Fund’s investment operations, as well as other mutual funds and separate accounts. Janus Capital owns approximately 78% of Perkins.

INVESTMENT PERSONNEL

Perkins Large Cap Value Fund
Co-Portfolio Managers Thomas M. Perkins and Kevin Preloger are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Thomas M. Perkins is Co-Portfolio Manager of Perkins Large Cap Value Fund, which he has co-managed since inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Kevin Preloger is Co-Portfolio Manager of Perkins Large Cap Value Fund, which he has co-managed since inception. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Perkins Mid Cap Value Fund
Co-Portfolio Managers Jeffrey R. Kautz and Thomas M. Perkins are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Kautz has co-managed Perkins Mid Cap Value Fund since inception and the Fund’s predecessor since 2002. He is also Co-Portfolio Manager of other Janus accounts. Mr. Kautz is the Chief Investment Officer of Perkins Investment Management LLC (since 2007). Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz holds the Chartered Financial Analyst designation.

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Thomas M. Perkins is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Perkins has co-managed Perkins Mid Cap Value Fund and the Fund’s predecessor since inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Perkins Select Value Fund
Co-Portfolio Managers Robert H. Perkins and Kevin Preloger are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Robert H. Perkins is Co-Portfolio Manager of Perkins Select Value Fund, which he has co-managed since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1970. He holds a Bachelor of Science degree in Business from Miami University.

Kevin Preloger is Co-Portfolio Manager of Perkins Select Value Fund, which he has co-managed since inception. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Perkins Small Cap Value Fund
Co-Portfolio Managers Robert H. Perkins, Todd H. Perkins, and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Robert H. Perkins is Co-Portfolio Manager of Perkins Small Cap Value Fund, and he co-managed the Fund’s predecessor since its inception in 1985. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1970. He holds a Bachelor of Science degree in Business from Miami University.

Todd H. Perkins is Co-Portfolio Manager of Perkins Small Cap Value Fund, which he has co-managed since February 2004. He is also Portfolio Manager of other Janus accounts. He joined Perkins in 1998 as head trader and research analyst. Mr. Perkins holds a Bachelor of Arts degree in Communications from DePaul University.

Justin Tugman, CFA, is Co-Portfolio Manager of Perkins Small Cap Value Fund, which he has co-managed since March 2009. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

Perkins Value Plus Income Fund
Equity Investments
Co-Portfolio Managers Jeffrey R. Kautz and Theodore M. Thome are jointly responsible for the day-to-day management of the Fund’s equity investments, with no limitation on the authority of one co-portfolio manager in relation to the other.

Jeffrey R. Kautz, CFA, is Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Kautz is the Chief Investment Officer of Perkins Investment Management LLC (since 2007). Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz holds the Chartered Financial Analyst designation.

Theodore M. Thome, CFA, is Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since inception. Mr. Thome joined Perkins in September 2002 as a research analyst covering the healthcare industry. He holds a Bachelor of Science degree in Life Science from the United States Military Academy at West Point, and his MBA, with concentrations in finance and accounting, from the University of Chicago, Booth School of Business (formerly named University of Chicago, Graduate School of Business). Mr. Thome holds the Chartered Financial Analyst designation.

Fixed-Income Investments
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund’s fixed-income investments, with no limitation on the authority of one co-portfolio manager in relation to the other.

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Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since inception. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

Information about the portfolio managers’ compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital and Perkins each manage many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

CLOSED FUND POLICIES

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Each of Perkins Mid Cap Value Fund and Perkins Small Cap Value Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Guide” section of this Prospectus.

LIQUIDATION/REORGANIZATION OF A FUND

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

DISTRIBUTION OF THE FUNDS

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule
Dividends from net investment income for Perkins Value Plus Income Fund are normally declared and distributed monthly. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV
Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain

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states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.
The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

When shareholders sell Fund shares from a taxable account, they typically receive information on their tax forms that calculates their gain or loss using the average cost method. Prior to January 1, 2012, this information was not reported to the IRS, and shareholders had the option of calculating gains or losses using an alternative IRS permitted method. In accordance with legislation passed by Congress in 2008, however, your intermediary began reporting cost basis information to the IRS for shares purchased on or after January 1, 2012 and sold thereafter. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the new cost basis reporting laws apply to you and your investments.

Taxation of the Funds
Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a Fund may generate nonqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Class N Shares are offered by this Prospectus.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class N Shares also are available to Janus proprietary “fund of funds” products. Class N Shares are not available to retail non-retirement accounts, traditional or Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, or 529 college savings plans.

The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary or refer to your plan documents.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents, and employees of Janus Capital or its affiliates.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The

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Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

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PURCHASES

Purchases of Shares may generally be made only through institutional channels such as retirement platforms and other financial intermediaries as set forth at the beginning of the Shareholder’s Guide section. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, a Fund may permit an in-kind purchase of Shares at the discretion of Janus Capital. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future

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purchases in the Fund or any of the other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through retirement platforms and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these accounts of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan
You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

CLOSED FUND POLICIES – PERKINS MID CAP VALUE FUND

The Fund has limited sales of its shares in certain distribution channels because Janus Capital and the Trustees believe continued sales in these channels may adversely affect the Fund’s ability to achieve its investment objective. Sales have generally been discontinued for new individual retail investors purchasing directly with Janus Capital or through fund supermarket platforms at financial intermediaries. If you are a current Fund shareholder investing directly with Janus Capital or through a fund supermarket platform and close an existing Fund account, you will not be able to make additional investments in the Fund. The Fund may resume sales of its shares at some future date, but it has no present intention to do so.

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Individual retail investors that have purchased the Fund directly from Janus Capital or through fund supermarket platforms with financial intermediaries are permitted to continue purchasing Fund shares through existing accounts and may reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Further, Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund, and Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund. Requests for new accounts into the Fund for those channels that are closed to new investors will be reviewed by management on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

CLOSED FUND POLICIES – PERKINS SMALL CAP VALUE FUND

The Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below, may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you will not be able to make additional investments in the Fund. The Fund may resume sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. (“JCGI”) and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option may direct contributions to the Fund through their plan, regardless of whether the participant invested in such Fund prior to its closing; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds may invest in the Fund; (vii) sponsors of certain wrap programs, including RIAs for fee-based business, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; and (viii) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In addition, new accounts may be permitted in the Fund where a retirement plan was negotiating with Janus Capital (and/or certain recognized intermediary distributors) to add the closed Fund at the time Fund closure was announced. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to

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identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

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Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janus.com/info.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

47 ï Janus Investment Fund

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends June 30.

48 ï Janus Investment Fund

Financial highlights

No financial highlights are presented for the Funds since Class N Shares of the Funds are new.

49 ï Janus Investment Fund

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

50 ï Janus Investment Fund

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

51 ï Janus Investment Fund

Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

52 ï Janus Investment Fund

may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund

53 ï Janus Investment Fund

may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

54 ï Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                     ▼ [          , 2012]

Subject to Completion
Preliminary Prospectus Dated March 23, 2012

Class N Shares Ticker
Global & International
Janus Emerging Markets Fund	[ ]
Janus Global Research Fund	[ ]
Janus Global Select Fund	[ ]
Janus International Equity Fund	[ ]
Janus Overseas Fund	[ ]
Janus Worldwide Fund	[ ]

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes six portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class N Shares (the “Shares”) are offered by this Prospectus. The Shares are not offered directly to individual investors. For additional information about Class N Shares and whether or not you are eligible to purchase the Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Janus Emerging Markets Fund	2
Janus Global Research Fund	7
Janus Global Select Fund	11
Janus International Equity Fund	15
Janus Overseas Fund	19
Janus Worldwide Fund	23

Additional information about the Funds
Fees and expenses	27
Additional investment strategies and general portfolio policies	27
Risks of the Funds	31

Management of the Funds
Investment adviser	36
Management expenses	36
Investment personnel	39

Other information	42

Distributions and taxes	43

Shareholder’s guide
Pricing of fund shares	45
Payments to financial intermediaries by Janus Capital or its affiliates	46
Purchases	47
Exchanges	47
Redemptions	48
Excessive trading	48
Shareholder communications	51

Financial highlights	52

Glossary of investment terms	53

1 ï Janus Investment Fund

Fund summary

Janus Emerging Markets Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Emerging Markets Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	1.00%
Other Expenses(1)%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses(2)%
Fee Waiver(2)%
Net Annual Fund Operating Expenses After Fee Waiver(2)%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.25% until at least February 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 211% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities and exchange-traded funds. The Fund may invest in companies of any

2 ï Janus Emerging Markets Fund

market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting the 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments. The Fund has invested in and may continue to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, particularly emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

3 ï Janus Emerging Markets Fund

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4 ï Janus Emerging Markets Fund

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	Since Inception (12/28/10)
Class N Shares

Return Before Taxes	%	%

Return After Taxes on Distributions	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%

Morgan Stanley Capital International Emerging Markets Indexsm (net)%		%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class I Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

5 ï Janus Emerging Markets Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Wahid Chammas is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception. Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

6 ï Janus Emerging Markets Fund

Fund summary

Janus Global Research Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Global Research Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.75%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

7 ï Janus Global Research Fund

Janus Capital’s Director of Equity Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of September 30, 2011, approximately 6.3% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment

8 ï Janus Global Research Fund

personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

9 ï Janus Global Research Fund

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	Since Inception (2/25/05)
Class N Shares

Return Before Taxes	%	%	%

Return After Taxes on Distributions	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%

Morgan Stanley Capital International World Growth Index (net)%		%	%
(reflects no deduction for expenses, fees, or taxes)

Morgan Stanley Capital International All Country World Indexsm (net)%		%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Management: James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund, which he has managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

10 ï Janus Global Research Fund

Fund summary

Janus Global Select Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Global Select Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class N

Management Fees		0.64%
Other Expenses(1)		%
Short Sale Dividend Expenses	%
Remaining Other Expenses	%
Total Annual Fund Operating Expenses		%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by normally investing primarily in a core group of 30-50 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in U.S. and foreign debt securities. The Fund may have significant exposure to emerging markets. As of September 30, 2011, the Fund held stocks of 38 companies. Of these holdings, 30 comprised approximately 86.59% of the Fund’s holdings.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by

11 ï Janus Global Select Fund

taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts. The Fund may use derivatives for different purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging

12 ï Janus Global Select Fund

market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of September 30, 2011, approximately 18.3% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

13 ï Janus Global Select Fund

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (6/30/00)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Morgan Stanley Capital International All Country World Indexsm (net)%		%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: John Eisinger is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

14 ï Janus Global Select Fund

Fund summary

Janus International Equity Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus International Equity Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.78%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Fund may also invest in foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Fund’s primary benchmark index, currently the Morgan Stanley Capital International EAFE® Index.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

15 ï Janus International Equity Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2011, approximately 12.0% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

16 ï Janus International Equity Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)

	1 Year	5 Years	Since Inception of Predecessor Fund (11/28/06)

Class N Shares

Return Before Taxes	%	%	%

Return After Taxes on Distributions	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%

Morgan Stanley Capital International EAFE® Index (net)%		%	%
(reflects no deduction for expenses, fees, or taxes)

Morgan Stanley Capital International All Country World ex-U.S. Indexsm (net)%		%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class I Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

17 ï Janus International Equity Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Julian McManus is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2010. Guy Scott, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2010. Carmel Wellso is Executive Vice President and Co-Portfolio Manager of the Fund, which she has co-managed since June 2010.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

18 ï Janus International Equity Fund

Fund summary

Janus Overseas Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Overseas Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.64%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

19 ï Janus Overseas Fund

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of September 30, 2011, approximately 31.1% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral

20 ï Janus Overseas Fund

provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (5/2/94)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Morgan Stanley Capital International All Country World ex-U.S. Indexsm (net)%		%	%
(reflects no deduction for expenses, fees, or taxes)

Morgan Stanley Capital International EAFE® Index (net)%		%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically

21 ï Janus Overseas Fund

highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brent A. Lynn, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since January 2001.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

22 ï Janus Overseas Fund

Fund summary

Janus Worldwide Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Worldwide Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.66%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions). For

23 ï Janus Worldwide Fund

more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of September 30, 2011, approximately 6.2% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result.

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Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

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Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (5/15/91)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Morgan Stanley Capital International World Indexsm (net)%		%	%	%
(reflects no deduction for expenses, fees, or taxes)

Morgan Stanley Capital International All Country World Indexsm (net)%		%	%	N/A
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: George P. Maris, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since March 2011.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

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Additional information about the Funds

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. The fees and expenses shown reflect estimated annualized expenses that the Shares expect to incur in their initial fiscal period.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services provided by Janus Capital or Janus Services LLC (“Janus Services”), the Funds’ transfer agent. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Emerging Markets Fund, Janus Global Research Fund, Janus International Equity Fund, Janus Overseas Fund, and Janus Worldwide Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 1.00% for Janus Emerging Markets Fund, 0.64% for each of Janus Global Research Fund and Janus Overseas Fund, 0.68% for Janus International Equity Fund, and 0.60% for Janus Worldwide Fund. Any such adjustment to this base fee rate commenced January 2007 for Janus Global Research Fund, February 2007 for Janus Worldwide Fund, December 2007 for Janus International Equity Fund, November 2011 for Janus Overseas Fund, and January 2012 for Janus Emerging Markets Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses”

○	may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales held as collateral for short positions. If applicable, or unless otherwise indicated in a Fund’s Fees and Expenses table, such amounts are less than 0.01%.

○	may include reimbursement to Janus Services of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders.

•	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. If applicable, or unless otherwise indicated in a Fund’s Fees and Expenses table, such amounts are currently estimated to be less than 0.01% and are included in the Fund’s “Other Expenses.”

•	Janus Capital has contractually agreed to waive each Fund’s “Total Annual Fund Operating Expenses” to certain limits until at least February 1, 2013. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Funds’ Board of Trustees (“Trustees”) may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

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Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds, these strategies and policies may be part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant exposure in emerging markets. The portfolio managers and/or investment personnel may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The portfolio managers and/or investment personnel may also sell a Fund holding to meet redemptions.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

28 ï Janus Investment Fund

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. Janus International Equity Fund will normally limit its investments in emerging market countries to 20% of its net assets. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent the Funds invest in high-yield/high-risk bonds, under normal circumstances, each Fund, with the exception of Janus Emerging Markets Fund and Janus International Equity Fund, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Each of Janus Emerging Markets Fund and Janus International Equity Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Although the Funds intend to invest in liquid securities, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Global Select Fund is classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio manager has identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by

29 ï Janus Investment Fund

investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales
Certain Funds may engage in short sales. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a Fund’s losses are potentially unlimited in a short sale transaction. A Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a Fund that does not engage in short sales and may negatively affect the Fund’s performance.

A Fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing

30 ï Janus Investment Fund

special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	indexed/structured securities (such as mortgage- and asset-backed securities)

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

RISKS OF THE FUNDS

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is intended to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. For

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Janus Emerging Markets Fund, such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments. The securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, a Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. A Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Foreign Exposure Risks. Each Fund will invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a

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Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results. A Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the

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Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund, such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Nondiversification Risk. Janus Global Select Fund is classified as nondiversified under the Investment Company Act of 1940, as amended, and may hold a greater percentage of its assets in a smaller number of issuers. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although the Fund may satisfy the requirements for a diversified fund, and has from time to time operated as diversified, the Fund’s nondiversified classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. The Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Real Estate Risk. A Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact a Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

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Management of the Funds

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Funds and is reimbursed by the Funds for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Funds. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Funds also pay for salaries, fees, and expenses of certain Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Funds.

MANAGEMENT EXPENSES

Each Fund pays Janus Capital an investment advisory fee and incurs expenses, including administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers, if applicable).

Fixed-Rate Investment Advisory Fee
Janus Global Select Fund pays an investment advisory fee at a fixed rate based on the Fund’s average daily net assets.

Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	September 30, 2011)
Janus Global Select Fund	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least February 1, 2013. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver is not reflected in the contractual fee rate shown.

Performance-Based Investment Advisory Fee
Janus Global Research Fund, Janus Worldwide Fund, Janus International Equity Fund, Janus Overseas Fund, and Janus Emerging Markets Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period as reflected in the table below. Any adjustment to the investment advisory fee rate was effective January 2007 for Janus Global Research Fund, February 2007 for Janus Worldwide Fund, December 2007 for Janus International Equity Fund, November 2011 for Janus Overseas Fund, and January 2012 for Janus Emerging Markets Fund. Until such time, only the base fee rate shown below applied. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows

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the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the SAI.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate(1) (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	September 30, 2011)
Janus Global Research Fund	0.64	±6.00%	0.75	0.75

Janus Worldwide Fund	0.60	±6.00%	0.66	0.66

Janus International Equity Fund	0.68	±7.00%	0.78	0.78

Janus Overseas Fund	0.64	±7.00%	N/A (2)	0.64

Janus Emerging Markets Fund	1.00	±6.00%	N/A (3)	0.00 (4)

(1)	Janus Capital has agreed to waive each Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to certain levels until at least February 1, 2013. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers and any applicable performance adjustments are not reflected in the base fee rates shown.
(2)	Any applicable Performance Adjustment began November 1, 2011 for the Fund.
(3)	Any applicable Performance Adjustment began January 1, 2012 for the Fund.
(4)	For the fiscal year ended September 30, 2011, the Fund did not pay Janus Capital any investment advisory fees (net of fee waivers) because the Fund’s fee waiver exceeded the investment advisory fee.

For Janus Global Research Fund, Janus Worldwide Fund, Janus International Equity Fund, Janus Overseas Fund, and Janus Emerging Markets Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Janus Global Research Fund	MSCI World Growth Index

Janus Worldwide Fund	MSCI World Indexsm

Janus International Equity Fund	MSCI EAFE® Index

Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm

Janus Emerging Markets Fund	MSCI Emerging Markets Indexsm

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no

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Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months (15 months for Janus Overseas Fund). When a Fund’s performance-based fee structure has been in effect for at least 12 months (15 months for Janus Overseas Fund), but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began January 2007 for Janus Global Research Fund, February 2007 for Janus Worldwide Fund, December 2007 for Janus International Equity Fund, November 2011 for Janus Overseas Fund, and January 2012 for Janus Emerging Markets Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements is included in the Funds’ annual or semiannual report to shareholders. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

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Expense Limitations
Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed below in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 1, 2013.

Fund Name	Expense Limit Percentage (%)
Janus Emerging Markets Fund(1)	1.25

Janus Global Research Fund(1)	1.00

Janus Global Select Fund	0.90

Janus International Equity Fund(1)	1.25

Janus Overseas Fund(1)	0.92

Janus Worldwide Fund(1)	1.00

(1)	The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

INVESTMENT PERSONNEL

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Emerging Markets Fund
Co-Portfolio Managers Wahid Chammas and Matt Hochstetler jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Wahid Chammas is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Chammas is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in January 2005 as an equity research analyst. Mr. Chammas holds a Bachelor of Arts degree (summa cum laude) in Biology from Amherst College where he was a member of Phi Beta Kappa.

Matt Hochstetler is Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, which he has co-managed since inception. Mr. Hochstetler is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. He joined Janus Capital in June 2005 as a research intern and became a full time member of the investment team in July 2006. Prior to joining Janus Capital, Mr. Hochstetler attended Harvard Business School from 2004 to 2006. Mr. Hochstetler holds a Bachelor of Science degree (magna cum laude) in Foreign Service from Georgetown University, School of Foreign Service, where he was a member of Phi Beta Kappa. He also holds a Master’s degree in Business Administration from Harvard Business School where he was a Baker Scholar.

Janus Global Research Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Global Research Fund and has done so since inception.

James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

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Janus Global Select Fund
John Eisinger is Executive Vice President and Portfolio Manager of Janus Global Select Fund, which he has managed since January 2008. Mr. Eisinger is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an equity research analyst. Mr. Eisinger holds a Bachelor’s degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Janus International Equity Fund
Co-Portfolio Managers Julian McManus, Guy Scott, and Carmel Wellso are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Julian McManus is Executive Vice President and Co-Portfolio Manager of Janus International Equity Fund, which he has co-managed since June 2010. Mr. McManus is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in December 2004 as an equity research analyst. Mr. McManus holds a Bachelor’s degree in Japanese and Law from the University of London.

Guy Scott, CFA, is Executive Vice President and Co-Portfolio Manager of Janus International Equity Fund, which he has co-managed since June 2010. Mr. Scott is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in September 2007 as a research analyst. Prior to joining Janus Capital, Mr. Scott was an international equity research analyst with Artisan Partners from 2002 to 2007. Mr. Scott holds a Bachelor’s degree in Economics from Lawrence University and a Master’s degree with a concentration in Finance from the University of Wisconsin Business School. He holds the Chartered Financial Analyst designation.

Carmel Wellso is Executive Vice President and Co-Portfolio Manager of Janus International Equity Fund, which she has co-managed since June 2010. Ms. Wellso is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. She joined Janus Capital in June 2008 as a research analyst. Prior to joining Janus Capital, Ms. Wellso was a partner at Standard Pacific Capital from 2005 to 2008. Ms. Wellso holds a Bachelor’s degree in English Literature and Business Administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Janus Overseas Fund
Brent A. Lynn, CFA, is Executive Vice President and Portfolio Manager of Janus Overseas Fund, which he has managed or co-managed since January 2001. Mr. Lynn joined Janus Capital in 1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master’s degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

Janus Worldwide Fund
George P. Maris, CFA, is Executive Vice President and Portfolio Manager of Janus Worldwide Fund, which he has managed since March 2011. Mr. Maris joined Janus Capital in March 2011. Prior to joining Janus Capital, Mr. Maris was a portfolio manager at Northern Trust from 2008 to March 2011, and a portfolio manager with Columbia Management Group from 2004 to 2008. Mr. Maris holds a Bachelor’s degree in Economics from Swarthmore College, a Juris Doctorate from the University of Illinois College of Law, and a Master of Business Administration degree from the University of Chicago. He holds the Chartered Financial Analyst designation.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest

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relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

CLOSED FUND POLICIES

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

LIQUIDATION/REORGANIZATION OF A FUND

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

DISTRIBUTION OF THE FUNDS

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule
Dividends from net investment income and distributions of capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV
Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are

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shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

When shareholders sell Fund shares from a taxable account, they typically receive information on their tax forms that calculates their gain or loss using the average cost method. Prior to January 1, 2012, this information was not reported to the IRS, and shareholders had the option of calculating gains or losses using an alternative IRS permitted method. In accordance with legislation passed by Congress in 2008, however, your intermediary began reporting cost basis information to the IRS for shares purchased on or after January 1, 2012 and sold thereafter. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the new cost basis reporting laws apply to you and your investments.

Taxation of the Funds
Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a Fund may generate nonqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Class N Shares are offered by this Prospectus.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class N Shares also are available to Janus proprietary “fund of funds” products. Class N Shares are not available to retail non-retirement accounts, traditional or Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, or 529 college savings plans.

The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary or refer to your plan documents.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents, and employees of Janus Capital or its affiliates.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Funds may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded

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securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

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PURCHASES

Purchases of Shares may generally be made only through institutional channels such as retirement platforms and other financial intermediaries as set forth at the beginning of the Shareholder’s Guide section. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, a Fund may permit an in-kind purchase of Shares at the discretion of Janus Capital. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future

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purchases in the Fund or any of the other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through retirement platforms and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these accounts of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan
You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be

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difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

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Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janus.com/info.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

50 ï Janus Investment Fund

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends September 30.

51 ï Janus Investment Fund

Financial highlights

No financial highlights are presented for the Funds since Class N Shares of the Funds are new.

52 ï Janus Investment Fund

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

53 ï Janus Investment Fund

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

55 ï Janus Investment Fund

may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund

56 ï Janus Investment Fund

may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

57 ï Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                     ▼ [          , 2012]

Subject to Completion
Preliminary Prospectus Dated March 23, 2012

Class N Shares Ticker
Growth & Core
Janus Balanced Fund	[ ]
Janus Contrarian Fund	[ ]
Janus Enterprise Fund	[ ]
Janus Forty Fund	[ ]
Janus Fund	[ ]
Janus Growth and Income Fund	[ ]
Janus Research Fund	[ ]
Janus Triton Fund	[ ]
Janus Venture Fund	[ ]

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes nine portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class N Shares (the “Shares”) are offered by this Prospectus. The Shares are not offered directly to individual investors. For additional information about Class N Shares and whether or not you are eligible to purchase the Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Janus Balanced Fund	2
Janus Contrarian Fund	6
Janus Enterprise Fund	11
Janus Forty Fund	15
Janus Fund	19
Janus Growth and Income Fund	23
Janus Research Fund	27
Janus Triton Fund	31
Janus Venture Fund	35

Additional information about the Funds
Fees and expenses	39
Additional investment strategies and general portfolio policies	39
Risks of the Funds	44

Management of the Funds
Investment adviser	50
Management expenses	50
Investment personnel	53

Other information	56

Distributions and taxes	57

Shareholder’s guide
Pricing of fund shares	59
Payments to financial intermediaries by Janus Capital or its affiliates	60
Purchases	61
Exchanges	61
Redemptions	62
Excessive trading	62
Shareholder communications	65

Financial highlights	66

Glossary of investment terms	67

1 ï Janus Investment Fund

Fund summary

Janus Balanced Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.55%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers share day-to-day responsibility for the Fund’s investments.

2 ï Janus Balanced Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For

3 ï Janus Balanced Fund

certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (9/1/92)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

S&P 500® Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

Barclays Capital U.S. Aggregate Bond Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

Balanced Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays Capital U.S. Aggregate Bond Index (45%).

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

4 ï Janus Balanced Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

5 ï Janus Balanced Fund

Fund summary

Janus Contrarian Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Contrarian Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class N

Management Fees (may adjust up or down)		0.47%
Other Expenses(1)%
Short Sale Dividend Expenses	%
Remaining Other Expenses	%
Total Annual Fund Operating Expenses		%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by

6 ï Janus Contrarian Fund

taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s

7 ï Janus Contrarian Fund

investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

8 ï Janus Contrarian Fund

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)

	1 Year	5 Years	10 Years	Since Inception (2/29/00)

Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

S&P 500® Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

Morgan Stanley Capital International All Country World Indexsm (net)%		%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

9 ï Janus Contrarian Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Daniel Kozlowski, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since July 2011.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

10 ï Janus Contrarian Fund

Fund summary

Janus Enterprise Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Enterprise Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.64%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2011, they ranged from approximately $107 million to $19.2 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

11 ï Janus Enterprise Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

12 ï Janus Enterprise Fund

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (9/1/92)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Russell Midcap® Growth Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

13 ï Janus Enterprise Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

14 ï Janus Enterprise Fund

Fund summary

Janus Forty Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Forty Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.64%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

15 ï Janus Forty Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For

16 ï Janus Forty Fund

certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (5/1/97)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Russell 1000® Growth Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class S Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

17 ï Janus Forty Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

18 ï Janus Forty Fund

Fund summary

Janus Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.60%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2011, the Fund’s weighted average market capitalization was $61.7 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

19 ï Janus Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

20 ï Janus Fund

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (2/5/70)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Russell 1000® Growth Index	%	%	%	N/A
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

Core Growth Index	%	%	%	N/A
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

21 ï Janus Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2011.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

22 ï Janus Fund

Fund summary

Janus Growth and Income Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Growth and Income Fund seeks long-term capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.60%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics

Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

23 ï Janus Growth and Income Fund

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For

24 ï Janus Growth and Income Fund

certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (5/15/91)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

S&P 500® Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

Russell 1000® Growth Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

25 ï Janus Growth and Income Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

26 ï Janus Growth and Income Fund

Fund summary

Janus Research Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Research Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.57%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

27 ï Janus Research Fund

Janus Capital’s Director of Equity Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

28 ï Janus Research Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (5/3/93)
Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Russell 1000® Growth Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

S&P 500® Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

29 ï Janus Research Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Management: James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund, which he has managed since February 2006.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

30 ï Janus Research Fund

Fund summary

Janus Triton Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Triton Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees	0.64%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

31 ï Janus Triton Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

32 ï Janus Triton Fund

Annual Total Returns for Class N Shares (calendar year-end)

2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	Since Inception (2/25/05)
Class N Shares

Return Before Taxes	%	%	%

Return After Taxes on Distributions	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%

Russell 2500tm Growth Index	%	%	%
(reflects no deduction for expenses, fees, or taxes)

Russell 2000® Growth Index	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

33 ï Janus Triton Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

34 ï Janus Triton Fund

Fund summary

Janus Venture Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Janus Venture Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class N

Management Fees		0.64%
Other Expenses(1)		%
Short Sale Dividend Expenses	%
Remaining Other Expenses	%
Total Annual Fund Operating Expenses		%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2011, they ranged from approximately $29 million to $3.7 billion. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

35 ï Janus Venture Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

36 ï Janus Venture Fund

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [  ]%.

Average Annual Total Returns (periods ended 12/31/11)

	1 Year	5 Years	10 Years	Since Inception (4/30/85)

Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Russell 2000® Growth Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

Russell 2000® Index	%	%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

37 ï Janus Venture Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

38 ï Janus Venture Fund

Additional information about the Funds

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. The fees and expenses shown reflect estimated annualized expenses that the Shares expect to incur in their initial fiscal period.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services provided by Janus Capital or Janus Services LLC (“Janus Services”), the Funds’ transfer agent. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Contrarian Fund, Janus Forty Fund, Janus Fund, and Janus Research Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64% for each of Janus Contrarian Fund, Janus Forty Fund, Janus Fund, and Janus Research Fund. Any such adjustment to this base fee rate commenced February 2007 for each of Janus Contrarian Fund and Janus Research Fund, July 2011 for Janus Fund, and January 2012 for Janus Forty Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses”

○	may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales held as collateral for short positions. If applicable, or unless otherwise indicated in a Fund’s Fees and Expenses table, such amounts are less than 0.01%.

○	may include reimbursement to Janus Services of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders.

•	Janus Capital has contractually agreed to waive certain Funds’ “Total Annual Fund Operating Expenses” to certain limits until at least February 1, 2013. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Funds’ Board of Trustees (“Trustees”) may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds, these strategies and policies may be part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

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Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The portfolio managers and/or investment personnel may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The portfolio managers and/or investment personnel may also sell a Fund holding to meet redemptions.

Janus Balanced Fund and Janus Growth and Income Fund may each emphasize varying degrees of income. In the case of Janus Balanced Fund and Janus Growth and Income Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds’ investments may be incidental to their investment objectives.

Janus Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. A company may be considered attractively valued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash

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management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. Janus Contrarian Fund has at times invested a significant portion of its assets in emerging markets and may continue to do so. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

Foreign Securities
The portfolio managers and/or investment personnel seek investments that meet the selection criteria, regardless of where an issuer or company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent the Funds invest in high-yield/high-risk bonds, under normal circumstances, each Fund, with the exception of Janus Contrarian Fund, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Janus Contrarian Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Although the Funds intend to invest in liquid securities, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
Each Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

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Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Contrarian Fund and Janus Forty Fund are classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of the fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales
Certain Funds may engage in short sales. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally

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a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a Fund’s losses are potentially unlimited in a short sale transaction. A Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a Fund that does not engage in short sales and may negatively affect the Fund’s performance.

A Fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates or for capital appreciation. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

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U.S. Government Securities
Each Fund, particularly Janus Balanced Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	indexed/structured securities (such as mortgage- and asset-backed securities)

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	for Janus Balanced Fund, bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Fund’s total assets)

RISKS OF THE FUNDS

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is intended to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Credit Quality Risks. Through a Fund’s investments in fixed-income securities, a Fund is subject to the risks associated with the credit quality of the issuers of those fixed-income securities. Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher

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rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions, which can result in a fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s returns and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments. The securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, a Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. A Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Fixed-Income Securities Risk. The Funds, particularly Janus Balanced Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and

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asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risks. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

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The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Janus Balanced Fund’s holdings includes fixed-income securities. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results. A Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund, such as a decline in the value and liquidity of many securities held by the Fund, unusually high

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and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Janus Contrarian Fund and Janus Forty Fund are classified as nondiversified under the Investment Company Act of 1940, as amended, and may hold a greater percentage of their assets in a smaller number of issuers. As a result, an increase or decrease in the value of a single security held by a Fund may have a greater impact on the Fund’s net asset value and total return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and in the case of Janus Contrarian Fund has from time to time operated as diversified, each Fund’s nondiversified classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. A Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price. Since Janus Forty Fund normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

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Management of the Funds

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administration and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Funds and is reimbursed by the Funds for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Funds. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Funds also pay for salaries, fees, and expenses of certain Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Funds.

MANAGEMENT EXPENSES

Each Fund pays Janus Capital an investment advisory fee and incurs expenses, including administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers, if applicable).

Fixed-Rate Investment Advisory Fee
The Funds reflected below pay an investment advisory fee at a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	September 30, 2011)
Janus Balanced Fund	All Asset Levels	0.55	0.55

Janus Enterprise Fund	All Asset Levels	0.64	0.64

Janus Growth and Income Fund	All Asset Levels	0.60 *	0.61

Janus Triton Fund	All Asset Levels	0.64	0.64

Janus Venture Fund	All Asset Levels	0.64	0.64

*	The investment advisory fee rate paid by the Fund was reduced from 0.62% per year to 0.60% per year effective January 28, 2011.

(1)	Janus Capital has agreed to waive each Fund’s total annual fund operating expenses (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to certain levels until at least February 1, 2013. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

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Performance-Based Investment Advisory Fee
Janus Contrarian Fund, Janus Research Fund, Janus Fund, and Janus Forty Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period as reflected in the table below. Any adjustment to the investment advisory fee rate was effective February 2007 for each of Janus Contrarian Fund and Janus Research Fund, July 2011 for Janus Fund, and January 2012 for Janus Forty Fund. Until such time, only the base fee rate shown below applied. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the SAI.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	September 30, 2011)
Janus Contrarian Fund	0.64	±7.00%	0.47	0.47 (1)

Janus Research Fund	0.64	±5.00%	0.57	0.57

Janus Fund	0.64	±4.50%	0.60 (2)	0.59 (1)

Janus Forty Fund	0.64	±8.50%	N/A (3)	0.64 (1)

(1)	Janus Capital has agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to a certain level until at least February 1, 2013. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.
(2)	Any applicable Performance Adjustment began July 1, 2011 for the Fund.
(3)	Any applicable Performance Adjustment began January 1, 2012 for the Fund.

For Janus Contrarian Fund, Janus Research Fund, Janus Fund, and Janus Forty Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Janus Contrarian Fund	S&P 500® Index

Janus Research Fund	Russell 1000® Growth Index

Janus Fund	Core Growth Index

Janus Forty Fund	Russell 1000® Growth Index

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the

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previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months (18 months for Janus Forty Fund). When a Fund’s performance-based fee structure has been in effect for at least 12 months (18 months for Janus Forty Fund), but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for each of Janus Contrarian Fund and Janus Research Fund, July 2011 for Janus Fund, and January 2012 for Janus Forty Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements is included in the Funds’ annual or semiannual report to shareholders. You can request the Funds’ annual or semiannual reports (as they

52 ï Janus Investment Fund

become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

Expense Limitations
Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed below in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 1, 2013.

Fund Name	Expense Limit Percentage (%)
Janus Balanced Fund	0.76

Janus Contrarian Fund(1)	0.89

Janus Enterprise Fund	0.90

Janus Forty Fund(1)	0.78

Janus Fund(1)	0.78

Janus Growth and Income Fund	0.70

Janus Triton Fund	1.05

Janus Venture Fund	1.05

(1)	The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

INVESTMENT PERSONNEL

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Balanced Fund
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. Mr. Smith focuses on the fixed-income portion of the Fund.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Janus Contrarian Fund
Daniel Kozlowski, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since July 2011. He is also Portfolio Manager of other Janus accounts. Mr. Kozlowski initially joined Janus Capital in 1999 and left in 2008. He re-joined Janus Capital in June 2011. From March 2008 to June 2011, Mr. Kozlowski was a portfolio manager at Plaisance Capital LLC. He holds a Bachelor’s degree (cum laude) in Business Administration from the University of Miami, a Master of Business Administration degree with concentrations in Finance and Accounting from the University of Chicago, and has studied at Sophia University’s School of Comparative Culture in Tokyo, Japan. Mr. Kozlowski holds the Chartered Financial Analyst designation.

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Janus Enterprise Fund
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Janus Enterprise Fund, which he has managed since November 2007. Mr. Demain is also Portfolio Manager of other Janus accounts. He served as Assistant Portfolio Manager of the Fund from September 2004 to October 2007. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Janus Forty Fund
Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of Janus Forty Fund, which he has managed since January 2008. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Princeton and a Juris Doctorate from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Burton H. Wilson are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since May 2011. He is also Portfolio Manager of other Janus accounts. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Juris Doctorate from the University of Virginia School of Law, and a Master’s degree in Business Administration from the University of California at Berkeley’s Haas School of Business.

Janus Growth and Income Fund
Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Fund and has done so since February 2006.

James P. Goff, CFA, is Janus Capital’s Director of Equity Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

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Janus Triton Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other accounts. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Janus Venture Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Venture Fund, which he has co-managed since July 2010. He is also Portfolio Manager of other Janus accounts. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Venture Fund, which he has co-managed since July 2010. He is also Portfolio Manager of other Janus accounts. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

CLOSED FUND POLICIES

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

LIQUIDATION/REORGANIZATION OF A FUND

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

DISTRIBUTION OF THE FUNDS

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule
Dividends from net investment income for Janus Balanced Fund and Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV
Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders,

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the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

When shareholders sell Fund shares from a taxable account, they typically receive information on their tax forms that calculates their gain or loss using the average cost method. Prior to January 1, 2012, this information was not reported to the IRS, and shareholders had the option of calculating gains or losses using an alternative IRS permitted method. In accordance with legislation passed by Congress in 2008, however, your intermediary began reporting cost basis information to the IRS for shares purchased on or after January 1, 2012 and sold thereafter. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the new cost basis reporting laws apply to you and your investments.

Taxation of the Funds
Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a Fund may generate nonqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distributions each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Class N Shares are offered by this Prospectus.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class N Shares also are available to Janus proprietary “fund of funds” products. Class N Shares are not available to retail non-retirement accounts, traditional or Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, or 529 college savings plans.

The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary or refer to your plan documents.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents, and employees of Janus Capital or its affiliates.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by a Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Funds may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded

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securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

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PURCHASES

Purchases of Shares may generally be made only through institutional channels such as retirement platforms and other financial intermediaries as set forth at the beginning of the Shareholder’s Guide section. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, a Fund may permit an in-kind purchase of Shares at the discretion of Janus Capital. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future

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purchases in the Fund or any of the other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through retirement platforms and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these accounts of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan
You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). Each Fund is intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be

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difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the same Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

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Excessive Trading Risks
Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janus.com/info.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

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Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends September 30.

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Financial highlights

No financial highlights are presented for the Funds since Class N Shares of the Funds are new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

69 ï Janus Investment Fund

may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund

70 ï Janus Investment Fund

may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                     ▼ [          , 2012]

Subject to Completion
Preliminary Prospectus Dated March 23, 2012

Class N Shares Ticker
Value
Perkins Global Value Fund	[ ]

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes Perkins Global Value Fund (the “Fund”), a portfolio of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to the Fund. The Fund is subadvised by Perkins Investment Management LLC (“Perkins”).

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Only Class N Shares (the “Shares”) are offered by this Prospectus. The Shares are not offered directly to individual investors. For additional information about Class N Shares and whether or not you are eligible to purchase the Shares, please refer to the Shareholder’s Guide section of the Prospectus.

Fund summary
Perkins Global Value Fund	2

Additional information about the Fund
Fees and expenses	6
Additional investment strategies and general portfolio policies	6
Risks of the Fund	10

Management of the Fund
Investment adviser	13
Management expenses	13
Subadviser	15
Investment personnel	15

Other information	16

Distributions and taxes	17

Shareholder’s guide
Pricing of fund shares	19
Payments to financial intermediaries by Janus Capital or its affiliates	20
Purchases	21
Exchanges	21
Redemptions	22
Excessive trading	22
Shareholder communications	25

Financial highlights	26

Glossary of investment terms	27

1 ï Janus Investment Fund

Fund summary

Perkins Global Value Fund

Ticker:	[ ]	Class N Shares

INVESTMENT OBJECTIVE

Perkins Global Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. [To be updated by Amendment]

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class N

Management Fees (may adjust up or down)	0.61%
Other Expenses(1)	%
Total Annual Fund Operating Expenses	%

(1)	Other Expenses are based on the estimated expenses that the Shares expect to incur during their initial fiscal period.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [To be updated by Amendment]

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$	$	$	$

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio manager generally looks for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

2 ï Perkins Global Value Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2011, approximately 4.5% of the Fund’s investments were in emerging markets.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3 ï Perkins Global Value Fund

PERFORMANCE INFORMATION

[To be updated by Amendment] The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class N Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011

Best Quarter: % Worst Quarter: %

The Fund’s year-to-date return as of the calendar quarter ended March 31, 2012 was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)

	1 Year	5 Years	10 Years	Since Inception (6/29/01)

Class N Shares

Return Before Taxes	%	%	%	%

Return After Taxes on Distributions	%	%	%	%

Return After Taxes on Distributions and Sale of Fund Shares(1)%		%	%	%

Morgan Stanley Capital International World Indexsm (net)%		%	%	%
(reflects no deduction for expenses, fees, or taxes)

Morgan Stanley Capital International All Country World Indexsm (net)%		%	%	%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s [Class T Shares] for the periods prior to December 31, 2011. If Class N Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

4 ï Perkins Global Value Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Manager: Gregory R. Kolb, CFA, is Portfolio Manager of the Fund, which he has managed or co-managed since May 2005.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary, plan sponsor, administrator, or a Janus representative, as applicable, or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

5 ï Perkins Global Value Fund

Additional information about the Fund

FEES AND EXPENSES

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus. The fees and expenses shown reflect estimated annualized expenses that the Shares expect to incur in their initial fiscal period.

•	“Annual Fund Operating Expenses” are paid out of the Fund’s assets and include fees for portfolio management and administrative services provided by Janus Capital or Janus Services LLC (“Janus Services”), the Fund’s transfer agent. You do not pay these fees directly but, as the Example in the Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by the Fund to Janus Capital. Perkins Global Value Fund pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64%. Any such adjustment to this base fee rate commenced July 2011 and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses” may include reimbursement to Janus Services of its out-of-pocket costs for serving as transfer agent and providing servicing to shareholders.

•	All expenses in the Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

ADDITIONAL INVESTMENT STRATEGIES AND GENERAL PORTFOLIO POLICIES

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. The Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to the Fund and provide further information including, but not limited to, the types of securities the Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Fund’s policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent the Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, the Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. The Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, the Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

6 ï Janus Investment Fund

Common Stock
Unless its investment objective or policies prescribe otherwise, the Fund may invest substantially all of its assets in common stocks. The portfolio manager generally takes a “bottom up” approach to selecting companies in which to invest. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest, and the Fund may at times have significant exposure in emerging markets. The portfolio manager may sell a holding if, among other things, the security reaches the portfolio manager’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager finds a better investment opportunity. The portfolio manager may also sell a Fund holding to meet redemptions.

The Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. A company may be considered attractively valued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. A summary of the Fund’s investments by country is contained in the Fund’s shareholder reports and in the Fund’s Form N-Q reports, which are filed with the Securities and Exchange Commission.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. To the extent the Fund invests in high-yield/high-risk bonds, under normal circumstances, the Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments
Although the Fund intends to invest in liquid securities, it may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For

7 ï Janus Investment Fund

example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Portfolio Turnover
In general, the Fund intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style of the portfolio manager. Changes are normally made in the Fund’s portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Fund’s performance.

Securities Lending
Certain funds may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. A fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. A fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, a fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and a fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the fund to collateralize the loan. If a fund is unable to recover a security on loan, the fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to a fund. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). A fund may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative

8 ï Janus Investment Fund

positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio manager, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
The Fund may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates or for capital appreciation. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

Other Types of Investments
Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s investment objective. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)

•	exchange-traded funds

•	indexed/structured securities (such as mortgage- and asset-backed securities)

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

9 ï Janus Investment Fund

RISKS OF THE FUND

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. To varying degrees, the Fund may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is intended to help you better understand some of the risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. The Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Foreign Exposure Risks. The Fund will invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

10 ï Janus Investment Fund

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on the Fund. Such factors may hinder the Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund’s investments, if any, in multiple companies in a particular industry increase the Fund’s exposure to industry risk.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect its

11 ï Janus Investment Fund

portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that the portfolio manager’s use of derivative investments will benefit the Fund. The Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

The Fund’s performance may also be significantly affected, positively or negatively, by the portfolio manager’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Fund, such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by the Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

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Management of the Fund

INVESTMENT ADVISER

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to the Fund. Perkins is responsible for the day-to-day management of the Fund’s investment portfolio subject to the general oversight of Janus Capital. Janus Capital also provides certain administration and other services and is responsible for other business affairs of the Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administration, compliance, and accounting services for the Fund and is reimbursed by the Fund for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. Janus Capital provides office space for the Fund. Some expenses related to compensation payable to the Janus funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Fund also pays for salaries, fees, and expenses of certain Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Janus funds. The Janus funds pay these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Fund.

MANAGEMENT EXPENSES

The Fund pays Janus Capital an investment advisory fee and incurs expenses, including administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. The Fund’s investment advisory fee is calculated daily and paid monthly. The Fund’s advisory agreement details the investment advisory fee and other expenses that the Fund must pay. Janus Capital pays Perkins a subadvisory fee from its investment advisory fee for managing the Fund.

The table below reflects the Fund’s base fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by the Fund to Janus Capital. The investment advisory fee rate is aggregated to include all investment advisory fees paid by the Fund.

The Fund pays an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to the cumulative investment record of its benchmark index, the Morgan Stanley Capital International World Indexsm, over the performance measurement period. Any adjustment to the investment advisory fee rate was effective July 2011. Until such time, only the base fee rate shown below applied. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to the Fund’s benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period. This fourth column shows the actual amount of the investment advisory fee rate paid by the Fund as of the end of the fiscal year.

As an example, if the Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if the Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the SAI.

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Performance
Adjusted/Actual
Investment
Advisory Fee
		Performance	Rate (%) (for
	Base Fee	Hurdle vs.	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	September 30, 2011)
Perkins Global Value Fund	0.64	±7.00%	0.61(1)

(1)	Any applicable Performance Adjustment began July 1, 2011 for the Fund.

The Fund’s investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to the Morgan Stanley Capital International World Indexsm.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until the Fund’s performance-based fee structure has been in effect for at least 12 months. When the Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began July 2011 for the Fund.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to the Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of the Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the Fund.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares against the cumulative investment record of the Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of the Fund relative to the record of the Fund’s benchmark index and future changes to the size of the Fund.

A discussion regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement and subadvisory agreement is included in the Fund’s annual or semiannual report to shareholders. You can request the Fund’s annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial

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intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

SUBADVISER

Perkins Investment Management LLC (“Perkins”) serves as subadviser to the Fund, and has served in such capacity since July 2010. Perkins (together with its predecessors), 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the Fund’s portfolio operations, as well as other mutual funds and separate accounts. Janus Capital owns approximately 78% of Perkins.

INVESTMENT PERSONNEL

Perkins Global Value Fund
Gregory R. Kolb, CFA, is Portfolio Manager of Perkins Global Value Fund, which he has managed or co-managed since May 2005. He is also Portfolio Manager of other Janus accounts. Prior to joining Perkins, Mr. Kolb was Executive Vice President and Portfolio Manager from 2005 to July 2010 at Janus Capital. He holds a Bachelor’s degree in Business Administration from Miami University (of Ohio) where he graduated magna cum laude with honors. Mr. Kolb holds the Chartered Financial Analyst designation.

Information about the portfolio manager’s compensation structure and other accounts managed, as well as the range of his individual ownership of securities of the Fund he manages and the aggregate range of his individual ownership in all mutual funds advised by Janus Capital, is included in the SAI.

Conflicts of Interest
Janus Capital and Perkins each manage many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. To the extent that the Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Fund’s SAI.

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Other information

CLOSED FUND POLICIES

The Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of the Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

LIQUIDATION/REORGANIZATION OF A FUND

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a fund into another fund without seeking shareholder vote or consent.

DISTRIBUTION OF THE FUND

The Fund is distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.

Distribution Schedule
Dividends from net investment income and distributions of capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect the Fund’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund’s daily net asset value (“NAV”). The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund’s income) may be exempt from state and local taxes. The Fund’s net investment income and capital gains are distributed to (and may be taxable to)

17 ï Janus Investment Fund

those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.

The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

When shareholders sell Fund shares from a taxable account, they typically receive information on their tax forms that calculates their gain or loss using the average cost method. Prior to January 1, 2012, this information was not reported to the IRS, and shareholders had the option of calculating gains or losses using an alternative IRS permitted method. In accordance with legislation passed by Congress in 2008, however, your intermediary began reporting cost basis information to the IRS for shares purchased on or after January 1, 2012 and sold thereafter. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the new cost basis reporting laws apply to you and your investments.

Taxation of the Fund
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of all its net investment income and net capital gains. It is important that the Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

18 ï Janus Investment Fund

Shareholder’s guide

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Class N Shares are offered by this Prospectus.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class N Shares also are available to Janus proprietary “fund of funds” products. Class N Shares are not available to retail non-retirement accounts, traditional or Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, or 529 college savings plans.

The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary or refer to your plan documents.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents, and employees of Janus Capital or its affiliates.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by the Fund or its agents. In order to receive a day’s price, your order must be received in good order by the Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded

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securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Fund. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

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PURCHASES

Purchases of Shares may generally be made only through institutional channels such as retirement platforms and other financial intermediaries as set forth at the beginning of the Shareholder’s Guide section. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, the Fund may permit an in-kind purchase of Shares at the discretion of Janus Capital. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You should consider such arrangements when evaluating any recommendation of the Fund.

The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Minimum Investment Requirements
Investors in a retirement plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCHANGES

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of the Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. The Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future

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purchases in the Fund or any of the other Janus funds. The Fund will work with intermediaries to apply the Fund’s exchange limit. However, the Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through retirement platforms and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of the Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan
You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be

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difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of Shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

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Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janus.com/info.

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

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Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s SAI.

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Fund’s fiscal year ends September 30.

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Financial highlights

No financial highlights are presented for the Fund since Class N Shares of the Fund are new.

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Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Fund may invest, as well as some general investment terms. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

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Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

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Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component

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may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund

30 ï Janus Investment Fund

may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

31 ï Janus Investment Fund

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The Fund’s Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports. In the Fund’s annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund’s Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                               ▼ [        , 2012]

Subject to Completion
Preliminary Statement of Additional Information Dated March 23, 2012

Class N Shares Ticker
Fixed Income
Janus Flexible Bond Fund	[ ]
Janus Global Bond Fund	[ ]
Janus High-Yield Fund	[ ]
Janus Short-Term Bond Fund	[ ]
Value
Perkins Large Cap Value Fund	[ ]
Perkins Mid Cap Value Fund†	[ ]
Perkins Select Value Fund	[ ]
Perkins Small Cap Value Fund†	[ ]
Perkins Value Plus Income Fund	[ ]

Janus Investment Fund

Statement of Additional Information

†	The Fund is closed to certain new investors.

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class N Shares (the “Shares”) of the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

This SAI is not a Prospectus and should be read in conjunction with the Funds’ Prospectuses dated [        , 2012], and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds’ operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, [To be updated by amendment] and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser and Subadviser	34

Custodian, Transfer Agent, and Certain Affiliations	51

Portfolio Transactions and Brokerage	52

Trustees and Officers	56

Shares of the Trust	69
Net Asset Value Determination	69
Purchases	70
Redemptions	70

Income Dividends, Capital Gains Distributions, and Tax Status	72

Principal Shareholders	74

Miscellaneous Information	75
Shares of the Trust	76
Shareholder Meetings	76
Voting Rights	76
Master/Feeder Option	77
Independent Registered Public Accounting Firm	77
Registration Statement	77

Financial Statements	78

Appendix A	79
Explanation of Rating Categories	79

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Classification, investment policies and restrictions,
and investment strategies and risks

JANUS INVESTMENT FUND

This Statement of Additional Information includes information about 9 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

On July 6, 2009, as the result of the reorganization of funds of the Janus Adviser Series trust into the Trust, certain Funds discussed in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds (each, a “predecessor fund” and collectively, the “predecessor funds”). For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds.

Equity Funds. Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund may be referred to collectively in this SAI as the “Equity Funds.”

Fixed-Income Funds. Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund are referred to collectively in this SAI as the “Fixed-Income Funds.”

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. Each Fund is classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for each Fund and is responsible for the general oversight of the subadviser.

SUBADVISER

Perkins Investment Management LLC (“Perkins”) is the investment subadviser for Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and approximately half of Perkins Value Plus Income Fund (together, the “Value Funds”).

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Unless otherwise noted, each of these policies applies to each Fund.

(1) With respect to 75% of its total assets, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Each Fund may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of a Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

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(5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, each Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The Trustees may impose limits on a Fund’s investments in short sales, as described in the Fund’s Prospectuses. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds’ investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Funds may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

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For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of each Fund’s policies on investing in particular industries, as of the date of this SAI, each Fund relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, a Fund may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Funds intend to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Funds may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT POLICY APPLICABLE TO JANUS SHORT-TERM BOND FUND

Janus Short-Term Bond Fund. As an operational policy, under normal circumstances, Janus Short-Term Bond Fund expects to maintain an average weighted effective maturity of three years or less. The portfolio managers may consider estimated prepayment dates or call dates of certain securities in computing the portfolio’s effective maturity.

INVESTMENT STRATEGIES AND RISKS

Diversification
Funds are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position
As discussed in the Prospectuses, a Fund’s cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

Illiquid Investments
Although the Funds intend to invest in liquid securities, each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any

4

subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds’ liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

Each Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Fund may make an initial investment of up to 0.5% of its total assets in any one venture capital company. A Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio managers deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund’s NAV.

Securities Lending
Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Funds and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The Funds may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

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Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that raise investor funds in order to seek acquisition or business combination opportunities. A SPAC may identify a specific industry or geographic region in which it intends to focus acquisition efforts, although many retain flexibility to invest in any industry or sector. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities, and cash. If a transaction that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are

6

in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to timely identify and complete a profitable acquisition. SPACs which pursue acquisitions only within certain industries or regions may be subject to price volatility related to such industries or regions. SPACs which trade in the over-the-counter market may be considered illiquid and/or be subject to restrictions on resale.

Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.

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Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. Within the parameters of its specific investment policies, each Fund, particularly Janus Global Bond Fund, may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, a Fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Funds may be subject to emerging markets risk to the extent that they invest in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and Form N-Q reports, which are filed with the SEC.

Short Sales
Certain Funds may engage in “short sales against the box.” This technique involves either selling short a security that a Fund owns, or selling short a security that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Each Fund may also engage in other short sales. A Fund may engage in short sales when the portfolio managers anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their

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positions, it is more likely that a Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions. This requirement to segregate assets limits a Fund’s leveraging of its investments and the related risk of losses from leveraging. A Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. A Fund’s ability to invest in short sales may be limited, as described in the Fund’s Prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, each Fund may invest up to 10% (without limit for Janus Flexible Bond Fund, Janus Global Bond Fund, and Janus High-Yield Fund) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of a Fund’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings, which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by a Fund, to reduce the assets to which Fund expenses could be allocated, and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

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Pass-Through Securities
The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the Funds. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Funds’ investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of

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purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Funds also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds’ Prospectuses may apply.

Investment Company Securities
From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Funds invest in money market funds or other funds, the Funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Funds and the money market funds or other funds or investment vehicles in which the Funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
The Funds may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund’s total return. A Fund may invest in these securities when desiring exposure to

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debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
Each Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds’ Prospectuses.

U.S. Government Securities
To the extent permitted by its investment objective and policies, each Fund, particularly Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Short-Term Bond Fund, and Perkins Value Plus Income Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

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Other Income-Producing Securities
Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio managers must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, each Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

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Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund’s collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund’s portfolio, although a Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
Certain Funds, particularly the Fixed-Income Funds, may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, a Fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the

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1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans
Certain Funds, particularly the Fixed-Income Funds and Perkins Value Plus Income Fund (no more than 20% of each Fund’s total assets), may invest in bank loans, which include institutionally-traded floating rate securities.

Bank loans, which include institutionally-traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. The Funds generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

When a Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by a Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund’s NAV.

The borrower of a loan in which a Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

Floating Rate Loans
Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, a Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the

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secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Fund’s NAV as a result of changes in interest rates. A Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where a Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, a Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. A Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

The Funds do not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place a Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund’s holdings. To the extent required by applicable law, Janus Capital’s ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information, which could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other floating rate securities
The Funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Service and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). Janus High-Yield Fund may invest without limit in such bonds. To the extent a Fund invests in high-yield/high-risk bonds, under normal circumstances, each of the Funds indicated will limit its investments in such bonds to 35% or less of its net assets (Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Short-Term Bond Fund, and Perkins Select Value Fund), 20% or less of its net assets (Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund), or 50% or less of the fixed-income portion of its net assets (Perkins Value Plus Income Fund).

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Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

A Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund’s limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund’s portfolio managers will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
A Fund may hold defaulted securities if the portfolio managers believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit a Fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments
Certain Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

A Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their investment restrictions from purchasing directly. A Fund’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

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Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Funds. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM’s other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business.

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The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company’s stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company’s stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If a Fund owns interest rate sensitive securities and the portfolio managers expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Fund’s interest rate futures contract would increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers must predict the direction of the price of an

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individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund’s current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of such Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Funds may buy and write put and call options on futures contracts. A purchased option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

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The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Funds’ principal uses of forward foreign currency exchange contracts (“forward currency contracts”). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain Funds may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund’s currency exposure from one foreign currency to another removes that Fund’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio managers’ projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount

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of such Fund’s commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract, or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds’ ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

Options on Foreign Currencies. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is “covered” if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Fund’s custodian.

The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the

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lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict that Fund’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund’s rights as a creditor or to protect the value of securities held by that Fund.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying

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instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Funds may write and buy options on the same types of securities that the Funds may purchase directly. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

A Fund may cover its obligations on a put option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. A Fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

A Fund may cover its obligations on a call option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. A Fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian.

A Fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the

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option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a

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straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Funds may also purchase and write OTC options on foreign securities indices.

The Funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Funds generally will only purchase or write such an option if Janus Capital or the subadviser, as applicable, believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless Janus Capital or the subadviser, as applicable, believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers may be forced to liquidate portfolio securities to meet settlement obligations. A Fund’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectuses, a Fund may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. Each Fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Fund. A Fund may use exotic options to the extent that they are consistent with the Fund’s investment objective and investment policies, and applicable regulations.

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The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow a Fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Funds may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.

A Fund normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser, as applicable, will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the

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documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

A Fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

A Fund investing in CDXs is normally only permitted to take long positions in these instruments. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. A Fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Fund. By investing in CDXs, a Fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Options on Swap Contracts. Certain funds may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to

28

structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a Fund’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets, when combined with all other illiquid investments of each Fund.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Fund during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the securities held by a Fund were replaced once during the fiscal year. A Fund cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of a Fund’s investments, and the investment style and/or outlook of the portfolio managers. A Fund’s portfolio turnover rate may be higher when a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance. The following tables summarize the portfolio turnover rates for the Funds for the fiscal years or periods noted.

	Portfolio Turnover Rate for	Portfolio Turnover Rate for		Portfolio Turnover Rate for
	the fiscal year ended	the fiscal period ended		the fiscal year ended
Fund Name	June 30, 2011(1)	June 30, 2010(1)		July 31, 2009(1)
Fixed Income
Janus Flexible Bond Fund	147%	130%	(2)	N/A
Janus Global Bond Fund	173% (3)	N/A		N/A
Janus High-Yield Fund	92%	91%	(2)	N/A
Janus Short-Term Bond Fund	100%	50%	(2)	N/A
Value
Perkins Large Cap Value Fund	43%	35%	(4)	57% (5)
Perkins Mid Cap Value Fund	66%	66%	(2)	N/A
Perkins Select Value Fund(6)	N/A	N/A		N/A
Perkins Small Cap Value Fund	64%	59%	(2)	N/A
Perkins Value Plus Income Fund	93% (7)	N/A		N/A

(1)	Annualized for periods of less than one full year.
(2)	For the fiscal period November 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(3)	December 28, 2010 (effective date) to June 30, 2011.
(4)	For the fiscal period August 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(5)	December 31, 2008 (effective date) to July 31, 2009 (the Fund’s or predecessor fund’s previous fiscal year end).

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(6)	Commenced operations December 15, 2011.
(7)	July 30, 2010 (effective date) to June 30, 2011.

Portfolio Turnover Rate for
the fiscal year ended
Fund Name	October 31, 2009(1)
Fixed Income
Janus Flexible Bond Fund	215%
Janus High-Yield Fund	97%
Janus Short-Term Bond Fund	57%
Value
Perkins Mid Cap Value Fund	88%
Perkins Small Cap Value Fund	85%

(1)	The Funds’ previous fiscal year end.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janus.com/info.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

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Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

[To be updated by amendment]

As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Bowne & Company Inc.	Daily	Current
Bowne of Dallas	Semi-annually	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	As needed	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current

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Name	Frequency	Lag Time
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Imagine Software Inc.	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Olmstead Associates, Inc.	Daily	Current
Omgeo LLC	Daily	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
SimCorp USA, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Yield Book Inc.	Daily	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current

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Name	Frequency	Lag Time
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds’ portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds’ portfolio holdings disclosure policies.

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Investment adviser and subadviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

Each Fund’s Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds’ Trustees who are not parties to the Advisory Agreements or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds’ investments, provide office space for the Funds, and certain other advisory-related services. Each Fund pays custodian fees and expenses, any brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and audit expenses, interest and taxes, a portion of trade or other investment company dues and expenses, expenses of shareholders’ meetings, mailing of prospectuses, statements of additional information, and reports to shareholders, fees and expenses of all Fund Trustees, other costs of complying with applicable laws regulating the sale of Fund shares, compensation to the Funds’ transfer agent, and other costs, including shareholder servicing costs. As discussed in this section, Janus Capital has delegated certain management duties for certain Funds to Perkins pursuant to subadvisory agreements (“Sub-Advisory Agreements”) between Janus Capital and Perkins.

Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Funds, including, but not limited to, NAV determination, portfolio accounting, recordkeeping, blue sky registration and monitoring services, preparation of prospectuses and other Fund documents, and other services for which the Funds reimburse Janus Capital for its out-of-pocket costs. Each Fund also pays for the salaries, fees, and expenses of certain Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Funds. Administration costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadviser) provides to each Fund. Some expenses related to compensation payable to the Funds’ Chief Compliance Officer and compliance staff are shared with the Funds.

Many of these costs vary from year to year which can make it difficult to predict the total impact to your Fund’s expense ratio, in particular during times of declining asset values of a Fund. Certain costs may be waived and/or reimbursed by Janus Capital to the Funds pursuant to expense limitation agreements with a Fund.

A discussion regarding the basis for the Trustees’ approval of the Funds’ Investment Advisory Agreements and Sub-Advisory Agreements (as applicable) is included in the Funds’ annual or semiannual report to shareholders. You can request the Funds’ annual or semiannual reports, free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

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The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund for Funds with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Funds with this fee structure is shown below under “Average Daily Net Assets of the Fund.” Funds that pay a fee that may adjust up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period have “N/A” in the “Average Daily Net Assets of the Fund” column below. The following table also reflects the Funds’ contractual fixed-rate investment advisory fee rate for Funds with an annual fee based on average daily net assets and the “base fee” rate prior to any performance fee adjustment for Funds that have a performance fee structure.

		Contractual
		Investment Advisory
	Average Daily Net	Fees/Base Fees (%)
Fund Name	Assets of the Fund	(annual rate)
Fixed Income

Janus Flexible Bond Fund	First $300 Million	0.50
	Over $300 Million	0.40

Janus Global Bond Fund	First $1 Billion	0.60
	Next $1 Billion	0.55
	Over $2 Billion	0.50

Janus High-Yield Fund	First $300 Million	0.65
	Over $300 Million	0.55

Janus Short-Term Bond Fund	First $300 Million	0.64
	Over $300 Million	0.54

Value

Perkins Large Cap Value Fund	N/A	0.64

Perkins Mid Cap Value Fund	N/A	0.64

Perkins Select Value Fund	N/A	0.70

Perkins Small Cap Value Fund	N/A	0.72

Perkins Value Plus Income Fund	All Asset Levels	0.60

PERFORMANCE-BASED INVESTMENT ADVISORY FEE

Applies to Perkins Mid Cap Value Fund, Perkins Large Cap Value Fund, Perkins Small Cap Value Fund, and Perkins Select Value Fund only
Effective on the dates shown below, each of Perkins Mid Cap Value Fund, Perkins Large Cap Value Fund, Perkins Small Cap Value Fund, and Perkins Select Value Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund’s performance relative to the cumulative investment record of its respective benchmark index over the performance measurement period. Any performance adjustment commenced or will commence on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applies.

	Effective Date of	Effective Date of
	Performance Fee	First Adjustment
Fund Name	Arrangement	to Advisory Fee
Perkins Mid Cap Value Fund	02/01/06	02/01/07
Perkins Large Cap Value Fund	01/01/09	01/01/10
Perkins Small Cap Value Fund	01/01/09	01/01/10
Perkins Select Value Fund	01/01/12	01/01/13

Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months; accordingly, only the Fund’s Base Fee Rate applies for the initial 12 months. When the performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance

  35

measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment advisory fee is paid monthly in arrears.

The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of each Fund’s respective benchmark index. For periods beginning July 6, 2009, the investment performance of each Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

As noted, for certain Funds, effective July 6, 2009, the investment performance of the Fund’s load-waived Class A Shares is used to calculate the Performance Adjustment. However, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, calculations based on the Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. During this transition period, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period. At the conclusion of the transition period, the Fund’s Class T Shares will be eliminated from the Performance Adjustment calculation, and the calculation will be based solely upon the Fund’s load-waived Class A Shares.

The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law.

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The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund’s benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund’s performance compared to its former benchmark index. Any change to a particular Fund’s benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the “Staff”) that any changes to a Fund’s benchmark index will require shareholder approval. If there is a change in the Staff’s position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund’s benchmark index is appropriate.

Under certain circumstances, the Trustees may, without the prior approval of Fund shareholders, implement changes to the performance fee structure of a Fund as discussed above, subject to applicable law.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.

Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee Rate was 1/12th of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

The Base Fee Rate would be computed as follows:

$200 million x 0.60% ÷ 12 = $100,000

If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.375% of $200 million.

If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12th of 0.975% of $200 million.

If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12th of 0.225% of $200 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.975% in the case of outperformance, or approximately 1/12th of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

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The Base Fee Rate would be computed as follows:

$800 million x 0.60% ÷ 12 = $400,000

If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.094% of $800 million.

If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12th of 0.694% of $800 million.

If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12th of 0.506% of $800 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.694% in the case of outperformance, or approximately 1/12th of 0.506% in the case of underperformance.

The Base Fee Rate for each Fund and the Fund’s benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

		Base Fee Rate(1) (%)
Fund Name	Benchmark Index	(annual rate)
Perkins Mid Cap Value Fund	Russell Midcap® Value Index(2)	0.64
Perkins Large Cap Value Fund	Russell 1000® Value Index(3)	0.64
Perkins Small Cap Value Fund	Russell 2000® Value Index(4)	0.72
Perkins Select Value Fund	Russell 3000® Value Index(5)	0.70

(1)	Janus Capital pays Perkins, the Funds’ subadviser, a fee for its services provided pursuant to Sub-Advisory Agreements between Janus Capital and Perkins, on behalf of each Fund. The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on each Fund’s performance relative to its respective benchmark index over the performance measurement period. Under each Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the investment advisory fee paid by each Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).
(2)	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.
(3)	The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.
(4)	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.
(5)	The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or Russell 2000® Value indices.

The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Fund as of the fiscal year ended June 30, 2011 are shown below.

Fund Name	Net Assets (000s)
Perkins Mid Cap Value Fund	$14,789,102
Perkins Large Cap Value Fund	$135,319
Perkins Small Cap Value Fund	$3,384,093
Perkins Select Value Fund(1)	N/A

(1)	Commenced operations December 15, 2011.

Examples: Perkins Mid Cap Value Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s

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Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell Midcap® Value Index.

Example 1: Fund Outperforms Its Benchmark Index By 4.00%

If the Fund has outperformed the Russell Midcap® Value Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Russell Midcap® Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 4.00%

If the Fund has underperformed the Russell Midcap® Value Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of Perkins Mid Cap Value Fund, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Perkins Mid Cap Value Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the Russell Midcap® Value Index.

Examples: Perkins Large Cap Value Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 3.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000® Value Index.

Example 1: Fund Outperforms Its Benchmark Index By 3.50%

If the Fund has outperformed the Russell 1000® Value Index by 3.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Russell 1000® Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

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Example 3: Fund Underperforms Its Benchmark Index By 3.50%

If the Fund has underperformed the Russell 1000® Value Index by 3.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Because the Fund is a newer fund that commenced operations on December 31, 2008, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund’s current assets than would be the case if the Fund’s net assets remained constant during the entire performance measurement period.

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of Perkins Large Cap Value Fund, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on the Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the Russell 1000® Value Index.

Examples: Perkins Small Cap Value Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 2000® Value Index.

Example 1: Fund Outperforms Its Benchmark Index By 5.50%

If the Fund has outperformed the Russell 2000® Value Index by 5.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.72%	1/12th of 0.15%	1/12th of 0.87%

Example 2:  Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Russell 2000® Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.72%	0.00	1/12th of 0.72%

Example 3: Fund Underperforms Its Benchmark Index By 5.50%

If the Fund has underperformed the Russell 2000® Value Index by 5.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.72%	1/12th of -0.15%	1/12th of 0.57%

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of Perkins Small Cap Value Fund, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Perkins Small Cap Value Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the Russell 2000® Value Index.

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Examples: Perkins Select Value Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 3000® Value Index.

Example 1: Fund Outperforms Its Benchmark Index By 5.00%

If the Fund has outperformed the Russell 3000® Value Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.70%	1/12th of 0.15%	1/12th of 0.85%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Russell 3000® Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.70%	0.00	1/12th of 0.70%

Example 3: Fund Underperforms Its Benchmark Index By 5.00%

If the Fund has underperformed the Russell 3000® Value Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.70%	1/12th of -0.15%	1/12th of 0.55%

Because the Fund is a newer fund that commenced operations on December 15, 2011, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund’s current assets than would be the case if the Fund’s net assets remained constant during the entire performance measurement period.

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of Perkins Select Value Fund, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Perkins Select Value Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the Russell 3000® Value Index.

EXPENSE LIMITATIONS

Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, the administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, refer to the “Fees and Expenses of the Fund” table in each Fund Summary of each Prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue each waiver, with the exception

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of Perkins Select Value Fund, until at least November 1, 2012 (until at least November 1, 2013 for Perkins Select Value Fund).

	Expense Limit
Fund Name	Percentage (%)
Fixed Income
Janus Flexible Bond Fund	0.55
Janus Global Bond Fund	0.75	(1)
Janus High-Yield Fund	0.78
Janus Short-Term Bond Fund	0.55
Value
Perkins Large Cap Value Fund	1.00	(2)
Perkins Mid Cap Value Fund	0.86	(2)
Perkins Select Value Fund	1.00	(3)
Perkins Small Cap Value Fund	0.96	(2)
Perkins Value Plus Income Fund	0.76	(4)

(1)	Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Fund for a three-year period commencing with the operations or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, provided that at no time during such period shall the normal operating expenses allocated to the Fund, with the exceptions previously noted, exceed the percentage stated.
(2)	Effective February 1, 2006 for Perkins Mid Cap Value Fund, and January 1, 2009 for Perkins Large Cap Value Fund and Perkins Small Cap Value Fund, each Fund has a performance-based investment advisory fee with a rate that adjusts up or down based upon each Fund’s performance relative to its respective benchmark index over the performance measurement period. Additional details are included in the “Performance-Based Investment Advisory Fee” section of this SAI. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, each Fund’s expense limit will be in effect until November 1, 2012.
(3)	Perkins Select Value Fund has a performance-based investment advisory fee with a rate that adjusts up or down based upon the Fund’s performance relative to its benchmark index over the performance measurement period. Any adjustment to this fee will commence January 2013. Additional details are included in the “Performance-Based Investment Advisory Fee” section of this SAI. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, the Fund’s expense limit will be in effect until November 1, 2013.
(4)	Janus Capital will be entitled to recoup such reimbursement or fee reduction from the Fund for a three-year period commencing with the operations of the Fund, provided that at no time during such period shall the normal operating expenses allocated to the Fund, with the exceptions previously noted, exceed the percentage stated.

The following tables summarize the investment advisory fees paid by each Fund and any advisory fee waivers pursuant to the investment advisory fee agreement in effect during the fiscal years or periods noted.

	June 30, 2011				June 30, 2010					July 31, 2009(1)
	Advisory				Advisory					Advisory
Fund Name	Fees	Waivers(−)			Fees		Waivers(−)			Fees	Waivers(−)
Fixed Income
Janus Flexible Bond Fund	$13,052,552	−$	176,545		$6,364,011	(2)	−$	179,947	(2)	N/A		N/A
Janus Global Bond Fund(3)	$43,978	−$	43,978	(4)	N/A			N/A		N/A		N/A
Janus High-Yield Fund	$8,951,655		$—		$4,480,844	(2)		$—	(2)	N/A		N/A
Janus Short-Term Bond Fund	$15,207,649	−$	1,425,025		$7,361,259	(2)	−$	570,075	(2)	N/A		N/A
Value
Perkins Large Cap Value Fund	$691,030		$—		$354,559	(5)	−$	22,159	(5)	$70,147 (6)	−$	70,147	(4)(6)
Perkins Mid Cap Value Fund	$96,669,369	−$	258,952		$57,481,696	(2)		$—	(2)	N/A		N/A
Perkins Select Value Fund(7)	N/A		N/A		N/A			N/A		N/A		N/A
Perkins Small Cap Value Fund	$25,343,289	−$	1,432		$11,529,805	(2)		$—	(2)	N/A		N/A
Perkins Value Plus Income Fund(8)	$159,674	−$	159,674	(4)	N/A			N/A		N/A		N/A

(1)	Previous fiscal year end for Perkins Large Cap Value Fund.
(2)	For the fiscal period November 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(3)	December 28, 2010 (effective date) to June 30, 2011.
(4)	The fee waiver by Janus Capital exceeded the advisory fee.
(5)	For the fiscal period August 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(6)	December 31, 2008 (effective date) to July 31, 2009.
(7)	Commenced operations December 15, 2011.
(8)	July 30, 2010 (effective date) to June 30, 2011.

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	October 31, 2009(1)			October 31, 2008(1)
	Advisory			Advisory
Fund Name	Fees	Waivers(−)		Fees	Waivers(−)
Fixed Income
Janus Flexible Bond Fund	$5,220,426	−$	7,147	$4,367,518		$—
Janus High-Yield Fund	$3,697,666		$—	$3,059,869		$—
Janus Short-Term Bond Fund	$3,524,357	−$	915,142	$1,231,818	−$	635,453
Value
Perkins Mid Cap Value Fund	$54,312,622	−$	881,432	$52,609,154		N/A
Perkins Small Cap Value Fund	$7,805,774	−$	1,531,360	$9,539,483		N/A

(1)	The Funds’ previous fiscal year end.

SUBADVISER
PERKINS INVESTMENT MANAGEMENT LLC

Janus Capital has entered into Sub-Advisory Agreements with Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, on behalf of Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund.

Perkins and its predecessors have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital owns approximately 78% of Perkins.

Under the Sub-Advisory Agreements between Janus Capital and Perkins, Perkins is responsible for the day-to-day investment operations of Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and the equity portion of Perkins Value Plus Income Fund. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. Perkins: (i) manages the investment operations of the Funds; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Funds, their condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Funds; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports. The Sub-Advisory Agreements provide that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreements and except to the extent otherwise provided by law.

Under the Sub-Advisory Agreements, Janus Capital pays Perkins a fee equal to 50% of the advisory fee payable by each of Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, and Perkins Small Cap Value Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements) and 50% of the advisory fee payable by the equity portion of Perkins Value Plus Income Fund to Janus Capital (net of any fee waivers or expense reimbursements).

The Sub-Advisory Agreements with Perkins will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Funds, and in either case by vote of a majority of the Independent Trustees of the Funds. The Sub-Advisory Agreements are subject to termination at any time by Janus Capital or Perkins by giving 90 days’ advance written notice to the other party (Perkins shall allow up to an additional 90 days at the request of Janus Capital or the Trust in order to find a replacement for Perkins) or by Janus Capital or the Trust without advance notice if Perkins is unable to discharge its duties and obligations. Each Fund’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of each Fund’s respective Investment Advisory Agreement.

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PERFORMANCE-BASED SUBADVISORY FEE

Applies to Perkins Large Cap Value Fund
Perkins Large Cap Value Fund has an investment advisory fee rate that adjusts up or down based upon the Fund’s performance of the Fund’s Class A Shares (waiving the upfront sales load) relative to the cumulative performance of its benchmark index over the performance measurement period. Any performance adjustment commenced January 2010. Until that time, only the fixed rate applied. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Fund (net of any applicable performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

Applies to Perkins Mid Cap Value Fund and Perkins Small Cap Value Fund
As a result of shareholder approval of Perkins Mid Cap Value Fund’s and Perkins Small Cap Value Fund’s amended investment advisory agreement between Janus Capital and the Trust, on behalf of each Fund, effective February 1, 2006 for Perkins Mid Cap Value Fund and January 1, 2009 for Perkins Small Cap Value Fund, the subadvisory fee paid to Perkins changed from a fixed-rate fee to a fee that adjusts up or down based upon the performance of each Fund’s Class A Shares (waiving the upfront sales load) relative to the Russell Midcap® Value Index for Perkins Mid Cap Value Fund and the Russell 2000® Value Index for Perkins Small Cap Value Fund, each Fund’s respective benchmark index. Any performance adjustment commenced February 2007 for Perkins Mid Cap Value Fund and January 2010 for Perkins Small Cap Value Fund. Until that time, only the previous fixed rates applied. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from each Fund (net of any applicable performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

Applies to Perkins Select Value Fund
Perkins Select Value Fund has an investment advisory fee rate that adjusts up or down based upon the Fund’s performance of the Fund’s Class A Shares (waiving the upfront sales load) relative to the cumulative performance of its benchmark index over the performance measurement period. Any performance adjustment will commence January 2013. Until that time, only the fixed rate applies. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Fund (net of any applicable performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

SUBADVISORY FEES

Under each Sub-Advisory Agreement, Perkins was compensated according to the following schedule for the fiscal year ended June 30, 2011.

		Contractual
Fund Name	Subadviser	Rate(1) (%)
Perkins Large Cap Value Fund	Perkins	0.32	(2)
Perkins Mid Cap Value Fund	Perkins	0.32	(2)
Perkins Select Value Fund	Perkins	0.35	(2)(3)
Perkins Small Cap Value Fund	Perkins	0.36	(2)(4)
Perkins Value Plus Income Fund	Perkins	0.15

(1)	Prior to any fee reimbursement, if applicable.
(2)	Prior to any performance adjustment, if applicable.
(3)	Commenced operations December 15, 2011.
(4)	Effective January 1, 2009, the subadvisory fee rate paid by Janus Capital changed from a fixed rate based on the Fund’s annual average daily net assets to a fee equal to 50% of the investment advisory fee rate paid by the Fund to Janus Capital (net of any applicable performance fee adjustment).

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The Value Funds pay no fees directly to Perkins. Janus Capital pays these subadvisory fees out of each Fund’s respective advisory fees.

The following tables summarize the subadvisory fees paid by Janus Capital pursuant to the subadvisory fee agreements in effect during the fiscal years or periods noted.

	June 30, 2011		June 30, 2010		July 31, 2009(1)
Fund Name	Subadvisory Fees		Subadvisory Fees		Subadvisory Fees
Value

Perkins Large Cap Value Fund	$344,267		$176,135	(2)	$— (3)

Perkins Mid Cap Value Fund	$47,455,579		$28,816,821	(4)	N/A

Perkins Select Value Fund(5)	N/A		N/A		N/A

Perkins Small Cap Value Fund	$12,707,828		$5,862,284	(4)	N/A

Perkins Value Plus Income Fund	$—	(6)(7)	N/A		N/A

(1)	Previous fiscal year end for Perkins Large Cap Value Fund.
(2)	For the fiscal period August 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(3)	December 31, 2008 (effective date) to July 31, 2009.
(4)	For the fiscal period November 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(5)	Commenced operations December 15, 2011.
(6)	July 30, 2010 (effective date) to June 30, 2011.
(7)	The fee waiver exceeded the subadvisory fee.

	October 31, 2009(1)	October 31, 2008(1)
Fund Name	Subadvisory Fees	Subadvisory Fees
Value

Perkins Mid Cap Value Fund	$27,129,671	$26,304,577

Perkins Small Cap Value Fund	$3,896,341	$4,769,742

(1)	The Funds’ previous fiscal year end.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this SAI, Janus Capital or its affiliates may pay, from their own assets, to selected broker-dealer firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, with respect to other share classes not offered in this Prospectus, Janus Capital and its affiliates may make payments out of their own assets to financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make

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suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISER

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital and Perkins, an account may participate in a Primary Offering if the portfolio managers believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts).

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities

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may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

Perkins, the subadviser for Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and for approximately half of Perkins Value Plus Income Fund, may buy and sell securities or engage in other investments on behalf of multiple clients, including the Value Funds. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client’s portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

The Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital or Perkins has its own investment objective and policies and is managed accordingly by the respective portfolio managers. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital, Perkins, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift and Entertainment Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, Perkins, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

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Under the Personal Trading Code of Ethics (the “Code of Ethics”), all Janus Capital, Perkins, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, Perkins, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Perkins, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, Perkins, and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

Each Fund’s Trustees have delegated to Janus Capital or the Fund’s subadviser, as applicable, the authority to vote all proxies relating to such Fund’s portfolio securities in accordance with Janus Capital’s or the applicable subadviser’s own policies and procedures. Summaries of Janus Capital’s and the applicable subadviser’s policies and procedures are available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Funds’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

Each Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. On

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a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital’s Chief Investment Officer(s) (or Director of Research).

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

PERKINS INVESTMENT MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Perkins seeks to vote proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by the Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Perkins has developed proxy voting guidelines (the “Perkins Guidelines”) that outline how Perkins generally votes proxies on securities held by the portfolios Perkins manages. The Perkins Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Proxy Voting Committee. Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Guidelines; however, a portfolio manager may choose to vote differently than the Perkins Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins’ behalf, has engaged the Proxy Voting

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Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Perkins Proxy Voting Committee is to develop the Perkins Guidelines. The Perkins Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Perkins Proxy Voting Committee’s oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Guidelines are predetermined. However, for proxy votes that are inconsistent with the Perkins Guidelines, the Perkins Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. If the Perkins Proxy Voting Committee does not agree that the portfolio manager’s rationale is reasonable, the Perkins Proxy Voting Committee will refer the matter to the Chief Investment Officer(s) (or the Director of Research).

Proxy Voting Policies
As discussed above, the Perkins Proxy Voting Committee has developed the Perkins Guidelines for use in voting proxies. Below is a summary of some of the Perkins Guidelines.

Board of Directors Issues
Perkins: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Perkins reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Perkins: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Perkins Guidelines, Perkins will generally vote pursuant to that Perkins Guideline. Perkins will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds and an affiliated cash management pooled vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Funds.

Through Janus Services, the Funds pay DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts. These fees are in addition to any administrative services fees paid to Janus Services. The Funds also use and pay for DST systems to track and process contingent deferred sales charges. These fees are only charged to classes of the Funds with contingent deferred sales charges, as applicable.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund’s Shares and accepts orders at NAV per share of the relevant class. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

Janus Capital places all portfolio transactions of the Fixed-Income Funds. With respect to Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, and Perkins Small Cap Value Fund, Janus Capital places all portfolio transactions solely upon Perkins’ direction. With respect to Perkins Value Plus Income Fund, Janus Capital places all portfolio transactions for the fixed-income portion of the Fund and, for the equity portion of the Fund, places all portfolio transactions solely upon Perkins’ direction.

Janus Capital and Perkins have a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for Funds subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital’s and Perkins’ knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital or Perkins, as applicable, must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s and Perkins’ own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds’ Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

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For the fiscal year or periods noted, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below.

	June 30, 2011
Fund Name	Commissions	Transactions
Fixed Income

Janus Flexible Bond Fund	$1,397	$78,688,636

Janus Global Bond Fund(1)	$—	$—

Janus High-Yield Fund	$91,544	$43,243,157

Janus Short-Term Bond Fund	$1,551	$84,771,940

Value

Perkins Large Cap Value Fund	$31,589	$54,683,408

Perkins Mid Cap Value Fund	$6,883,452	$7,102,927,090

Perkins Select Value Fund(2)	N/A	N/A

Perkins Small Cap Value Fund	$1,638,256	$1,446,139,338

Perkins Value Plus Income Fund(3)	$11,928	$16,583,972

(1)	December 28, 2010 (effective date) to June 30, 2011.
(2)	Commenced operations December 15, 2011.
(3)	July 31, 2010 (effective date) to June 30, 2011.

Janus Capital and Perkins do not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Janus Capital and Perkins have entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital and Perkins with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital and Perkins to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital and Perkins are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins’ clients, including the Value Funds.

Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s and Perkins’ receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would not hinder best execution efforts.

When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

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The following tables list the total amount of brokerage commissions paid by each Fund for the fiscal years or periods noted.

Fund Name	June 30, 2011		June 30, 2010		July 31, 2009(1)
Fixed Income

Janus Flexible Bond Fund	$1,410		$5,399	(2)	N/A

Janus Global Bond Fund	$—	(3)	N/A		N/A

Janus High-Yield Fund	$104,426		$77,537	(2)	N/A

Janus Short-Term Bond Fund	$1,565		$5,009	(2)	N/A

Value

Perkins Large Cap Value Fund	$69,715		$49,266	(4)	$22,971	(5)

Perkins Mid Cap Value Fund	$15,140,206		$9,910,170	(2)	N/A

Perkins Select Value Fund(6)	N/A		N/A		N/A

Perkins Small Cap Value Fund	$3,852,940		$2,548,354	(2)	N/A

Perkins Value Plus Income Fund	$26,241	(7)	N/A		N/A

(1)	The Fund’s or predecessor fund’s previous fiscal year end.
(2)	For the fiscal period November 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(3)	December 28, 2010 (effective date) to June 30, 2011.
(4)	For the fiscal period August 1, 2009 to June 30, 2010 (the Fund’s new fiscal year end).
(5)	December 31, 2008 (effective date) to July 31, 2009.
(6)	Commenced operations December 15, 2011.
(7)	July 30, 2010 (effective date) to June 30, 2011.

Fund Name	October 31, 2009(1)	October 31, 2008(1)
Fixed Income

Janus Flexible Bond Fund	$—	$4,704

Janus High-Yield Fund	$2,120	$4,487

Janus Short-Term Bond Fund	$—	$—

Value

Perkins Mid Cap Value Fund	$14,261,959	$11,715,427

Perkins Small Cap Value Fund	$2,640,400	$3,523,048

(1)	The Funds’ previous fiscal year end.

Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, shareholder, broker-dealer, or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

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As of June 30, 2011, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:

		Value of
	Name of	Securities
Fund Name	Broker-Dealer	Owned
Fixed Income

Janus Flexible Bond Fund	Bank of America Corp.	$16,383,048
	Goldman Sachs Group, Inc.	10,242,013
	Goldman Sachs Group, Inc.	7,742,772
	Goldman Sachs Group, Inc.	4,097,437
	Goldman Sachs Group, Inc.	3,413,234
	HSBC Holdings PLC	15,786,018
	JPMorgan Chase & Co.	11,126,604
	JPMorgan Chase & Co.	10,232,929
	JPMorgan Chase & Co.	7,396,493

Janus Global Bond Fund	Bank of America Corp.	$55,158
	BNP Paribas	144,015
	Credit Suisse Group AG	68,727
	Goldman Sachs Group, Inc.	48,534
	Goldman Sachs Group, Inc.	33,358
	JPMorgan Chase & Co.	72,290

Janus Short-Term Bond Fund	Bank of America Corp.	$13,565,958
	Bank of America Corp.	9,088,337
	Credit Suisse Group AG	4,223,137
	Credit Suisse Group AG	3,815,457
	Goldman Sachs Group, Inc.	19,033,045
	Goldman Sachs Group, Inc.	2,960,105
	HSBC Holdings PLC	26,240,863
	HSBC Holdings PLC	11,029,598
	JPMorgan Chase & Co.	14,414,747
	JPMorgan Chase & Co.	6,514,564
	UBS A.G.	27,895,994
	UBS A.G.	17,308,101

Value

Perkins Large Cap Value Fund	Bank of America Corp.	$635,680
	Goldman Sachs Group, Inc.	998,175
	ING Groep N.V.	11,260,000
	JPMorgan Chase & Co.	2,047,000

Perkins Mid Cap Value Fund	Credit Agricole	$250,000,000
	Deutsche Bank Group	200,000,000
	ING Groep N.V.	73,852,000
	RBC Capital Markets Corp.	500,000,000

Perkins Small Cap Value Fund	Credit Agricole	$100,000,000
	Deutsche Bank Group	100,000,000
	ING Groep N.V.	68,759,000
	RBC Capital Markets Corp.	200,000,000

Perkins Value Plus Income Fund	Bank of America Corp.	$85,245
	Goldman Sachs Group, Inc.	49,532
	JPMorgan Chase & Co.	266,110
	JPMorgan Chase & Co.	55,608
	JPMorgan Chase & Co.	24,492

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Trustees and officers

[To be updated by amendment]

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Pursuant to the Funds’ Governance Procedures and Guidelines, Trustees are required to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Funds’ Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Funds’ Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of [  ] series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds’ Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	[ ]	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 4 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	[ ]	Chairman, National Retirement Partners, Inc. (network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

John P. McGonigle 151 Detroit Street Denver, CO 80206 DOB: 1955	Trustee	6/10-Present	Formerly, Vice President, Senior Vice President, and Executive Vice President of Charles Schwab & Co., Inc. (1989-2006).	[ ]	Formerly, Independent Trustee of PayPal Funds (a money market fund) (2008-2011) and Director of Charles Schwab International Holdings (a brokerage service division for joint ventures outside the U.S.) (1999-2006).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	[ ]	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	6/84-Present	Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products).	[ ]	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	11/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	[ ]	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, Children’s Memorial Hospital (Chicago, IL), The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Rehabilitation Institute of Chicago, and Wal-Mart.

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Christopher H. Diaz 151 Detroit Street Denver, CO 80206 DOB: 1974	Executive Vice President and Co-Portfolio Manager Janus Global Bond Fund	5/11-Present	Portfolio Manager for other Janus accounts. Formerly, Portfolio Manager for ING (2000-2011).

Gibson Smith 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Co-Portfolio Manager
Janus High-Yield Fund

Executive Vice President and Co-Portfolio Manager
Janus Flexible Bond Fund

Executive Vice President and Co-Portfolio Manager
Janus Short-Term Bond Fund

Executive Vice President and Co-Portfolio Manager
Perkins Value Plus Income Fund

Executive Vice President and Co-Portfolio Manager
	Janus Global Bond Fund	12/03-Present 5/07-Present 7/10-Present 7/10-Present 12/10-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital; Executive Vice President of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Portfolio Manager for other Janus accounts.

Darrell Watters 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager
Janus Flexible Bond Fund

Executive Vice President and Co-Portfolio Manager
Janus Short-Term Bond Fund

Executive Vice President and Co-Portfolio Manager
Janus High-Yield Fund

Executive Vice President and Co-Portfolio Manager
Perkins Value Plus Income Fund

Executive Vice President and Co-Portfolio Manager
	Janus Global Bond Fund	5/07-Present 5/07-Present 7/08-Present 7/10-Present 12/10-Present	Vice President and Research Analyst for Janus Capital and Portfolio Manager for other Janus accounts.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee prior to the election of Trustees in 2010 and in connection with the assessment of candidates prior to the appointment of a new Trustee effective January 1, 2011, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Fund Independent Trustee since 2011.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Fund Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

John P. McGonigle: Service in multiple capacities with a leading financial services firm, including as Head of Mutual Funds and Asset Management, as an independent trustee of a money market fund, and a Fund Independent Trustee since 2010.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Fund Independent Trustee since 1997.

William D. Stewart: Corporate vice president of a NASDAQ-listed industrial manufacturer, and a Fund Independent Trustee since 1984.

Linda S. Wolf: Service as Chairman and CEO of a global advertising firm, service on multiple corporate and nonprofit boards, and a Fund Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other

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specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

Committees of the Board
The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

			Number of Meetings
			Held During Last
		Members	Fiscal Year Ended
	Summary of Functions	(Independent Trustees)	June 30, 2011
Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros(1) (Chair) William D. Stewart	6

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) John P. McGonigle William D. Stewart	4

Investment Oversight Committee	Oversees the investment activities of the Trust’s non-money market funds.	William F. McCalpin (Chair) William D. Cvengros(1) John P. McGonigle James T. Rothe William D. Stewart Linda S. Wolf	5

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin John P. McGonigle	12

Money Market Committee	Reviews various matters related to the operations of the Janus money market funds, including compliance with their Money Market Fund Procedures.	John P. McGonigle (Chair) William D. Cvengros(1)	4

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			Number of Meetings
			Held During Last
		Members	Fiscal Year Ended
	Summary of Functions	(Independent Trustees)	June 30, 2011
Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	8

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	15

(1)	Mr. Cvengros joined the Board as a new Trustee effective January 1, 2011.

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all mutual funds

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advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2010.

Name of Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees

William F. McCalpin	Perkins Mid Cap Value Fund	$10,001-$50,000	Over $100,000

William D. Cvengros(1)	None		Over $100,000

John P. McGonigle	None		Over $100,000(2)

James T. Rothe	Janus Flexible Bond Fund	Over $100,000	Over $100,000
	Perkins Mid Cap Value Fund	$10,001-$50,000

William D. Stewart	Janus Flexible Bond Fund	$1-$10,000	Over $100,000

Linda S. Wolf	None		Over $100,000(2)

(1)	Mr. Cvengros joined the Board as a new Trustee effective January 1, 2011.
(2)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds’ Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

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The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

[To be updated by amendment]

	Aggregate	Total
	Compensation from	Compensation from
	the Funds for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	June 30, 2011	December 31, 2010(1)(2)
Independent Trustees

William F. McCalpin, Chairman and Trustee(3)(4)		$378,000

William D. Cvengros, Trustee(5)		N/A

John P. McGonigle, Trustee(4)(6)		$177,167

Dennis B. Mullen†, Trustee(4)		$330,135

James T. Rothe, Trustee(4)		$288,000

William D. Stewart, Trustee(4)		$280,000

Linda S. Wolf, Trustee(4)		$282,250

†	Mr. Mullen retired effective October 6, 2011.

(1)	For all Trustees (with the exception of Mr. Cvengros), includes compensation for service on the boards of two Janus trusts comprised of 49 portfolios. Mr. Mullen’s compensation also includes service on the board of an additional trust, Janus Capital Funds Plc (an offshore product), comprised of 20 portfolios.
(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the period shown are as follows: Linda S. Wolf $70,563.
(3)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Mr. Cvengros joined the Board as a new Trustee effective January 1, 2011.
(6)	At a Special Meeting of Shareholders on June 10, 2010, John P. McGonigle was elected as a new Trustee. Prior to such election, Mr. McGonigle was a consultant to the Trustees and was paid by the Trust in this capacity. During the calendar year ended December 31, 2010, Mr. McGonigle received total compensation of $75,000 from the Janus Funds for serving as a consultant to the Trustees, which is not reflected in the table above.

JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2011. No accounts included in the totals listed below have a performance-based advisory fee.

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Christopher H. Diaz	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Gibson Smith	Number of Other Accounts Managed	10	None	10
	Assets in Other Accounts Managed	$7,287,902,000	None	$1,496,157,542
Darrell Watters	Number of Other Accounts Managed	6	None	9
	Assets in Other Accounts Managed	$2,811,659,951	None	$1,455,622,897

Material Conflicts
As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than a Fund or may have a performance-based management fee. As such, fees earned by Janus Capital

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may vary among these accounts. In addition, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital and the Subadviser.”

Janus Capital is the adviser to the Funds and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Janus Conservative Allocation Fund, Janus Moderate Allocation Fund, and Janus Growth Allocation Fund, which are “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of July 1, 2011.

The portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). The overall investment team compensation pool is funded each year by an amount equal to a percentage of Janus Capital’s pre-incentive operating income.

Variable compensation is structured to pay a portfolio manager on a quarterly basis primarily on the Managed Funds’ performance, with additional discretionary compensation available from a discretionary variable compensation pool described below.

With respect to any individual portfolio manager’s quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager’s Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager’s investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

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A portfolio manager is also eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. Compensation from the discretionary investment team pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) thought leadership; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) teamwork and support of team culture; and (v) client relationships.

Newly hired portfolio managers may have guaranteed compensation levels during the first few years of their employment with Janus.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. The aggregate compensation is then allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and subjective criteria.

CIO Variable Compensation: The CIOs are entitled to additional compensation at management’s sole discretion in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Each Fund’s Lipper peer group for compensation purposes is shown in the following table:

Fund Name	Lipper Peer Group
Fixed Income
Janus Flexible Bond Fund	Intermediate Investment Grade Debt Funds
Janus Global Bond Fund	Global Income Funds
Janus High-Yield Fund	High Current Yield Funds
Janus Short-Term Bond Fund	Short Investment Grade Debt Funds
Value
Perkins Value Plus Income Fund	Mixed-Asset Target Allocation Moderate Funds

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PERKINS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of June 30, 2011. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Jeffrey R. Kautz	Number of Other Accounts Managed	1 (1)	None	11
	Assets in Other Accounts Managed	$131,743,168	None	$730,663,975
Robert H. Perkins	Number of Other Accounts Managed	1	None	115
	Assets in Other Accounts Managed	$24,452,126	None	$214,852,573
Thomas M. Perkins	Number of Other Accounts Managed	4 (1)	None	12
	Assets in Other Accounts Managed	$1,745,728,521	None	$760,140,572
Todd H. Perkins	Number of Other Accounts Managed	3	None	5
	Assets in Other Accounts Managed	$1,587,458,342	None	$68,720,498
Kevin Preloger	Number of Other Accounts Managed	1	None	13
	Assets in Other Accounts Managed	$50,979,136	None	$30,590,497
Theodore M. Thome	Number of Other Accounts Managed	None	None	None
	Assets in Other Accounts Managed	None	None	None
Justin Tugman	Number of Other Accounts Managed	1	None	4
	Assets in Other Accounts Managed	$24,452,126	None	$44,564,041

(1)	One of the accounts included in the totals, consisting of $131,743,168 of the total assets in the category, has a performance-based advisory fee.

Material Conflicts
As shown in the table above, the Value Funds’ portfolio managers may manage other funds and accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the portfolio managers’ compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Funds. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Funds are not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Funds. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Information regarding Perkins’ trade allocation procedures is described under “Additional Information About Janus Capital and the Subadviser.”

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of June 30, 2011.

The portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officer (“CIO”) of Perkins is eligible for additional variable compensation in recognition of his CIO role. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (potentially consisting of all or a mixture of JCGI restricted stock and/or a cash-deferred award that is credited with income, gains, and

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losses based on the performance of mutual fund investments selected by the portfolio manager). The overall Perkins’ compensation pool is funded each year based upon a percentage of the total eligible revenue received by Perkins, with a potential increase in funding based on Perkins’ aggregate revenue-weighted Lipper peer group performance ranking on a trailing three-year basis.

From the overall Perkins’ compensation pool described above, variable compensation is paid to a portfolio manager based primarily on the Managed Funds’ performance, with additional discretionary compensation opportunities. The size of the discretionary bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets and the investment performance of such firm-wide managed assets. Compensation from the discretionary bonus pool is allocated among the eligible respective participants at the discretion of Perkins management based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) client relationships; and (v) if applicable, CIO duties.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is further eligible to participate in the Perkins discretionary bonus pool. The discretionary bonus pool is allocated among the eligible analysts at the discretion of Perkins based on factors which may include performance of investment recommendations, performance of an analyst run paper-based portfolio, individual and team contributions, scope of coverage, and other subjective criteria.

Each Fund’s Lipper peer group for compensation purposes is shown in the following table:

Fund Name	Lipper Peer Group
Value
Perkins Large Cap Value Fund	Large-Cap Core Funds
Perkins Mid Cap Value Fund	Mid Cap Value Funds
Perkins Select Value Fund	Multi-Cap Value Funds
Perkins Small Cap Value Fund	Small-Cap Core Funds
Perkins Value Plus Income Fund	Mixed-Asset Target Allocation Moderate Funds

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OWNERSHIP OF SECURITIES

As of June 30, 2011, the portfolio managers of the Funds described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table. The last column of the table also reflects each individual’s aggregate beneficial ownership of all mutual funds advised by Janus Capital within the Janus family of funds (collectively, the “Janus Funds”).

Aggregate Dollar Range of Securities
Investment Personnel	Dollar Range of Securities in the Fund(s) Managed		in Janus Funds
Janus Capital

Christopher H. Diaz	Janus Global Bond Fund	$50,001-$100,000	$100,001-$500,000

Gibson Smith	Janus Flexible Bond Fund	Over $1,000,000	Over $1,000,000
	Janus Global Bond Fund	None
	Janus High-Yield Fund	Over $1,000,000
	Janus Short-Term Bond Fund	$50,001-$100,000
	Perkins Value Plus Income Fund	None

Darrell Watters	Janus Flexible Bond Fund	$500,001-$1,000,000	Over $1,000,000
	Janus Global Bond Fund	None
	Janus High-Yield Fund	$100,001-$500,000
	Janus Short-Term Bond Fund	Over $1,000,000
	Perkins Value Plus Income Fund	$500,001-$1,000,000

Perkins

Jeffrey R. Kautz	Perkins Mid Cap Value Fund	Over $1,000,000	Over $1,000,000
	Perkins Value Plus Income Fund	Over $1,000,000

Robert H. Perkins	Perkins Small Cap Value Fund	Over $1,000,000	Over $1,000,000

Thomas M. Perkins	Perkins Large Cap Value Fund	Over $1,000,000	Over $1,000,000
	Perkins Mid Cap Value Fund	Over $1,000,000

Todd H. Perkins	Perkins Small Cap Value Fund	Over $1,000,000	Over $1,000,000

Kevin Preloger	Perkins Large Cap Value Fund	Over $1,000,000	Over $1,000,000

Theodore M. Thome	Perkins Value Plus Income Fund	$500,001-$1,000,000	Over $1,000,000

Justin Tugman	Perkins Small Cap Value Fund	$100,001-$500,000	Over $1,000,000

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Shares of the trust

Although Perkins Mid Cap Value Fund and Perkins Small Cap Value Fund are closed, certain investors may continue to invest in the Funds and/or open new Fund accounts as described in the Funds’ Prospectuses. The “Shareholder’s Manual” or “Shareholder’s Guide” section of the Funds’ Prospectuses contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION

As stated in the Funds’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund’s NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in a Fund’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

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PURCHASES

Class N Shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms as set forth in the Funds’ Prospectus. Under certain circumstances, the Funds may permit an in-kind purchase of Shares at the discretion of Janus Capital. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements.

Certain designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents, or the Funds’ Prospectuses will provide you with detailed information about investing in the Funds.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Certain designated organizations are authorized to receive redemption orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these accounts of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Fund, by delivery of securities selected from its assets at its discretion. However, each Fund is governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Fund for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except

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for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Processing or Service Fees
Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

It is a policy of the Funds’ Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, and Perkins Small Cap Value Fund declare and make annual distributions of income (if any). Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund declare dividends daily and make monthly distributions of income. Perkins Value Plus Income Fund declares and makes monthly distributions of income. If a month begins on a Saturday, Sunday, or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.

The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

All income dividends and capital gains distributions, if any, on a Fund’s Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

A Fund that invests in foreign securities may utilize foreign currency contracts in an effort to limit foreign currency risk. The value of foreign currency contracts can vary widely from month-to-month, which may result in gains one month and losses the next month. If the Fund distributes such gains during a monthly distribution (if applicable) and subsequently realizes foreign currency losses due to exchange rate fluctuations, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

A Fund’s investments in REIT equity securities, if any, may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the IRS rules, a portion of a Fund’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT’s excess inclusion income.

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As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Fund’s performance.

Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by a Fund may generate nonqualified income that can impact an investor’s taxes.

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Principal shareholders

[To be updated by amendment]

As of the date of this SAI, all of the outstanding Shares of the Funds were owned by Janus Capital or an affiliate.

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Miscellaneous information

Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 45 series of shares, known as “Funds.” Each Fund presently offers interests in different classes of shares as described in the table below.

	Class A	Class C	Class D	Class I	Class L	Class N	Class R	Class S	Class T
Fund Name	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
INTECH Global Dividend Fund	x	x	x	x				x	x
INTECH International Fund	x	x		x				x	x
INTECH U.S. Core Fund	x	x	x	x				x	x
INTECH U.S. Growth Fund	x	x		x				x	x
INTECH U.S. Value Fund	x	x		x				x	x
Janus Asia Equity Fund	x	x	x	x				x	x
Janus Balanced Fund	x	x	x	x		x	x	x	x
Janus Conservative Allocation Fund	x	x	x	x				x	x
Janus Contrarian Fund	x	x	x	x		x	x	x	x
Janus Emerging Markets Fund	x	x	x	x		x		x	x
Janus Enterprise Fund	x	x	x	x		x	x	x	x
Janus Flexible Bond Fund	x	x	x	x		x	x	x	x
Janus Forty Fund	x	x		x		x	x	x	x
Janus Fund	x	x	x	x		x	x	x	x
Janus Global Bond Fund	x	x	x	x		x		x	x
Janus Global Life Sciences Fund	x	x	x	x				x	x
Janus Global Market Neutral Fund	x	x		x			x	x	x
Janus Global Real Estate Fund	x	x	x	x				x	x
Janus Global Research Fund	x	x	x	x		x		x	x
Janus Global Select Fund	x	x	x	x		x	x	x	x
Janus Global Technology Fund	x	x	x	x				x	x
Janus Government Money Market Fund			x						x
Janus Growth Allocation Fund	x	x	x	x				x	x
Janus Growth and Income Fund	x	x	x	x		x	x	x	x
Janus High-Yield Fund	x	x	x	x		x	x	x	x
Janus International Equity Fund	x	x	x	x		x	x	x	x
Janus Moderate Allocation Fund	x	x	x	x				x	x
Janus Money Market Fund			x						x
Janus Overseas Fund	x	x	x	x		x	x	x	x
Janus Protected Series – Global	x	x	x	x				x	x
Janus Protected Series – Growth	x	x	x	x				x	x
Janus Real Return Allocation Fund	x	x	x	x				x	x
Janus Research Fund	x	x	x	x		x		x	x
Janus Short-Term Bond Fund	x	x	x	x		x		x	x
Janus Triton Fund	x	x	x	x		x	x	x	x
Janus Twenty Fund			x						x
Janus Venture Fund	x	x	x	x		x		x	x
Janus World Allocation Fund	x	x		x				x	x
Janus Worldwide Fund	x	x	x	x		x	x	x	x
Perkins Global Value Fund	x	x	x	x		x		x	x
Perkins Large Cap Value Fund	x	x	x	x		x		x	x
Perkins Mid Cap Value Fund	x	x	x	x	x	x	x	x	x
Perkins Select Value Fund	x	x	x	x		x		x	x

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	Class A	Class C	Class D	Class I	Class L	Class N	Class R	Class S	Class T
Fund Name	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Perkins Small Cap Value Fund	x	x	x	x	x	x	x	x	x
Perkins Value Plus Income Fund	x	x	x	x		x		x	x

On July 6, 2009, the funds of the Janus Adviser Series trust reorganized into the Trust. As a result, certain Funds described in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds. For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds. The Funds involved in the reorganizations had a fiscal year end of either October 31 or July 31. Each Fund described in this SAI has a fiscal year end of June 30.

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name “Janus” as soon as reasonably practicable.

Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of their liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders’ rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable.

Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 10% of the shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

The Trustees of the Trust (excluding Mr. Cvengros, a new Trustee) were elected at a Special Meeting of Shareholders on June 10, 2010. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office

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until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all funds and classes vote together as a single group, except where a separate vote of one or more funds or classes is required by law or where the interests of one or more funds or classes are affected differently from other funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[To be updated by amendment]

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

[To be updated by amendment]

DOCUMENTS INCORPORATED BY REFERENCE TO THE JANUS FIXED INCOME & MONEY MARKET AND VALUE FUNDS ANNUAL REPORTS OF JANUS INVESTMENT FUND (AUDITED)

The following audited financial statements for the period ended June 30, 2011 are hereby incorporated into this SAI by reference to the Annual Reports dated June 30, 2011, as applicable.

•	Schedules of Investments as of June 30, 2011

•	Statements of Operations for the periods indicated

•	Statements of Assets and Liabilities as of June 30, 2011

•	Statements of Changes in Net Assets for the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

DOCUMENTS INCORPORATED BY REFERENCE TO THE JANUS FIXED INCOME & MONEY MARKET AND VALUE FUNDS SEMIANNUAL REPORTS OF JANUS INVESTMENT FUND (UNAUDITED)

The following unaudited financial statements for the period ended December 31, 2010 are hereby incorporated into this SAI by reference to the Semiannual Reports dated December 31, 2010.

•	Schedules of Investments as of December 31, 2010

•	Statements of Operations for the periods indicated

•	Statements of Assets and Liabilities as of December 31, 2010

•	Statements of Changes in Net Assets for each of the periods indicated

•	Financial Highlights for each of the periods indicated

•	Notes to Financial Statements

The portions of the Annual and Semiannual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICE

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

FITCH, INC.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

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MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

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janus.com

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                                                               ▼ [          ], 2012

Subject to Completion
Preliminary Statement of Additional Information Dated March 23, 2012

Class N Shares Ticker
Global & International
Janus Emerging Markets Fund	[ ]
Janus Global Research Fund	[ ]
Janus Global Select Fund	[ ]
Janus International Equity Fund	[ ]
Janus Overseas Fund	[ ]
Janus Worldwide Fund	[ ]
Growth & Core
Janus Balanced Fund	[ ]
Janus Contrarian Fund	[ ]
Janus Enterprise Fund	[ ]
Janus Forty Fund	[ ]
Janus Fund	[ ]
Janus Growth and Income Fund	[ ]
Janus Research Fund	[ ]
Janus Triton Fund	[ ]
Janus Venture Fund	[ ]
Value
Perkins Global Value Fund	[ ]

Janus Investment Fund

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class N Shares (the “Shares”) of the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.

This SAI is not a Prospectus and should be read in conjunction with the Funds’ Prospectuses dated [          , 2012], and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687. This SAI contains additional and more detailed information about the Funds’ operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, [To be updated by amendment] and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info or by contacting a Janus representative at 1-877-335-2687.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser and Subadviser	35

Custodian, Transfer Agent, and Certain Affiliations	56

Portfolio Transactions and Brokerage	57

Trustees and Officers	61

Shares of the Trust	77
Net Asset Value Determination	77
Purchases	78
Redemptions	78

Income Dividends, Capital Gains Distributions, and Tax Status	80

Principal Shareholders	82

Miscellaneous Information	83
Shares of the Trust	84
Shareholder Meetings	84
Voting Rights	84
Master/Feeder Option	85
Independent Registered Public Accounting Firm	85
Registration Statement	85

Financial Statements	86

Appendix A	87
Explanation of Rating Categories	87

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Classification, investment policies and restrictions,
and investment strategies and risks

JANUS INVESTMENT FUND

This Statement of Additional Information includes information about 16 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

On July 6, 2009, as the result of the reorganization of funds of the Janus Adviser Series trust into the Trust, certain Funds discussed in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds (each, a “predecessor fund” and collectively, the “predecessor funds”). For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds.

CLASSIFICATION

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. Janus Global Select Fund, Janus Contrarian Fund, and Janus Forty Fund are classified as nondiversified. Janus Emerging Markets Fund, Janus Global Research Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Research Fund, Janus Triton Fund, Janus Venture Fund, and Perkins Global Value Fund are classified as diversified.

ADVISER

Janus Capital Management LLC (“Janus Capital” or “Janus”) is the investment adviser for each Fund and is responsible for the general oversight of the subadviser.

SUBADVISER

Perkins Investment Management LLC (“Perkins”) is the investment subadviser for Perkins Global Value Fund.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Unless otherwise noted, each of these policies applies to each Fund, except policy (1), which applies only to the Funds specifically listed.

(1) With respect to 75% of its total assets, Janus Emerging Markets Fund, Janus Global Research Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Research Fund, Janus Triton Fund, Janus Venture Fund, and Perkins Global Value Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Each Fund may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of a Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

2

(5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, each Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The Trustees may impose limits on a Fund’s investments in short sales, as described in the Fund’s Prospectuses. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds’ investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Funds may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

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For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of each Fund’s policies on investing in particular industries, as of the date of this SAI, each Fund relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, a Fund may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Funds intend to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Funds may change any source used for determining industry classifications without prior shareholder notice or approval.

INVESTMENT POLICY APPLICABLE TO JANUS BALANCED FUND

Janus Balanced Fund. As an operational policy, at least 25% of the assets of Janus Balanced Fund will normally be invested in fixed-income senior securities.

INVESTMENT STRATEGIES AND RISKS

Diversification
Funds are classified as either “diversified” or “nondiversified.” Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act is not subject to the same restrictions and therefore has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position
As discussed in the Prospectuses, a Fund’s cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in affiliated or non-affiliated money market funds. (Refer to “Investment Company Securities.”)

Illiquid Investments
Although the Funds intend to invest in liquid securities, each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely

4

traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds’ liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

Each Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Fund may make an initial investment of up to 0.5% of its total assets in any one venture capital company. A Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund’s NAV.

Securities Lending
Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete, among other things, certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser. An investment in a cash management vehicle is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and the affiliated cash management vehicle in which the cash collateral is invested, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Funds and the cash management vehicle. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing the cash management vehicle used for the securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Equity Securities
The Funds may invest in equity securities, which include, but are not limited to, common and preferred stocks, securities convertible or exchangeable into common stock, and warrants.

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Common Stock. Common stock represents a proportionate share of the ownership of a company. Common stocks sometimes are divided into several classes, with each class having different voting rights, dividend rights, or other differences in their rights and priorities. The value of a stock is based on the market’s assessment of the current and future success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The value of a stock may also be adversely affected by other factors such as accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, and changes in company management. Common stock values can fluctuate dramatically over short periods.

Preferred Stock. A preferred stock represents an ownership interest in a company, but pays dividends at a specific rate and has priority over common stock in payment of dividends and liquidation claims. Preferred stock dividends are generally cumulative, noncumulative, or participating. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. Like debt securities, the value of a preferred stock often fluctuates more in response to changes in interest rates and the creditworthiness of the issuer, rather than in response to changes in the issuer’s profitability and business prospects. Preferred stock is subject to similar risks as common stock and debt securities.

Convertible Security. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security, such as a “convertible preferred stock,” provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Like a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. As with a fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Warrants. Warrants constitute options to purchase equity securities at a specific price and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying equity securities. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the common stock to rise. The price of a warrant may be more volatile than the price of its underlying security. A warrant becomes worthless if it is not exercised within the specified time period.

Special Purpose Acquisition Companies. The Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that raise investor funds in order to seek acquisition or business combination opportunities. A SPAC may identify a specific industry or geographic region in which it intends to focus acquisition efforts, although many retain flexibility to invest in any industry or sector. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities, and cash. If a transaction that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are

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in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to timely identify and complete a profitable acquisition. SPACs which pursue acquisitions only within certain industries or regions may be subject to price volatility related to such industries or regions. SPACs which trade in the over-the-counter market may be considered illiquid and/or be subject to restrictions on resale.

Natural Disasters and Extreme Weather Conditions
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Foreign Securities
Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.

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Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. Within the parameters of its specific investment policies, each Fund, particularly Janus Global Research Fund, Janus Global Select Fund, Janus Overseas Fund, Janus Worldwide Fund, and Perkins Global Value Fund, may invest its assets in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Janus International Equity Fund will normally limit its investments in emerging market countries to 20% of its net assets. Janus Emerging Markets Fund will invest at least 80% of its net assets in companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries as previously discussed under “Foreign Securities.” The prices of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, the economies of developing countries tend to be heavily dependent upon international trade and, as such, have been, and may continue to be, adversely impacted by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they do business.

The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. Further, a Fund’s ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities. The Funds may be subject to emerging markets risk to the extent that they invest in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and Form N-Q reports, which are filed with the SEC.

Short Sales
Certain Funds may engage in “short sales against the box.” This technique involves either selling short a security that a Fund owns, or selling short a security that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Each Fund may also engage in other short sales. A Fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund’s potential for gain as a result of a short sale is limited to the

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price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that a Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions. This requirement to segregate assets limits a Fund’s leveraging of its investments and the related risk of losses from leveraging. A Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. A Fund’s ability to invest in short sales may be limited, as described in the Fund’s Prospectuses.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities
Within the parameters of its specific investment policies, each Fund may invest up to 10% of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of a Fund’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

For federal income tax purposes, holders of zero coupon securities and step coupon securities are required to recognize income even though the holders receive no cash payments of interest during the year. Similarly, holders of payment-in-kind securities must include in their gross income the value of securities they receive as “interest.” In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds and non-cash income from payment-in-kind securities. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin or may receive non-cash interest payments, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings, which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the amount of cash available for investment by a Fund, to reduce the assets to which Fund expenses could be allocated, and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

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Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities
The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the Funds. The most common type of pass-through securities is mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund, if relevant. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Funds’ investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

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Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Funds also may invest in other types of pass-through securities, such as credit-linked trust certificates, traded custody receipts, and participation interests. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds’ Prospectuses may apply.

Investment Company Securities
From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Funds invest in money market funds or other funds, the Funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Funds and the money market funds or other funds or investment vehicles in which the Funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes
The Funds may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices

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linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund’s total return. A Fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts
Each Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, regulatory risk, market risk, and geographic investment risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds’ Prospectuses.

U.S. Government Securities
To the extent permitted by its investment objective and policies, each Fund, particularly Janus Balanced Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations
The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be

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enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities
Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)
Within the parameters of its specific investment policies, each Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing

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in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund’s collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund’s portfolio, although a Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls
Certain Funds may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, a Fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

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A Fund’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans
Certain Funds, particularly Janus Balanced Fund (no more than 20% of the Fund’s total assets), may invest in bank loans, which include institutionally-traded floating rate securities.

Bank loans, which include institutionally-traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings. Bank loans often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. The Funds generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

When a Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by a Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligations or that the collateral could be liquidated.

If a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund’s NAV.

The borrower of a loan in which a Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

Floating Rate Loans
Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, a Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

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Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Fund’s NAV as a result of changes in interest rates. A Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where a Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, a Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. A Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

The Funds do not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place a Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund’s holdings. To the extent required by applicable law, Janus Capital’s ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information, which could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Other floating rate securities
The Funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on predetermined dates.

High-Yield/High-Risk Bonds
Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Service and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). To the extent a Fund invests in high-yield/high-risk bonds, under normal circumstances, each of the Funds indicated will limit its investments in such bonds to 35% or less of its net assets (Janus Global Research Fund, Janus

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Global Select Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Growth and Income Fund, Janus Research Fund, Janus Triton Fund, Janus Venture Fund, and Perkins Global Value Fund) or 20% or less of its net assets (Janus Emerging Markets Fund, Janus International Equity Fund, and Janus Contrarian Fund).

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

A Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund’s limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund’s portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities
A Fund may hold defaulted securities if the portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ and/or investment personnel’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit a Fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments
Certain Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

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A Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their investment restrictions from purchasing directly. A Fund’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Counterparty risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently are maintained in cash or certain other liquid assets held by the Funds. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund’s

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investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM’s other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business.

The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company’s stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company’s stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If a Fund owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Fund’s interest rate futures contract would increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price

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distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund’s current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of such Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Funds may buy and write put and call options on futures contracts. A purchased option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund’s portfolio holdings. The writing of a put option on a

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futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Funds’ principal uses of forward foreign currency exchange contracts (“forward currency contracts”). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”). In addition, certain Funds may cross-hedge their U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in their respective benchmark index and/or to cover an underweight country or region exposure in their portfolio.

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund’s currency exposure from one foreign currency to another removes that Fund’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio managers’ and/or investment personnel’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases which may result in losses if the currency used to hedge does not perform similarly to the

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currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract, or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds’ ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

Options on Foreign Currencies. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is “covered” if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Fund’s custodian.

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The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

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A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict that Fund’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund’s rights as a creditor or to protect the value of securities held by that Fund.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Funds may write and buy options on the same types of securities that the Funds may purchase directly. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

A Fund may cover its obligations on a put option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. A Fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

A Fund may cover its obligations on a call option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. A Fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian.

A Fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its

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position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

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A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Funds may also purchase and write OTC options on foreign securities indices.

The Funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Funds generally will only purchase or write such an option if Janus Capital or the subadviser, as applicable, believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless Janus Capital or the subadviser, as applicable, believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Fund’s activities in index options may also be restricted by the requirements of the Internal Revenue Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the

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option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectuses, a Fund may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. Each Fund may treat such instruments as illiquid and will limit its investments in such instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Fund. A Fund may use exotic options to the extent that they are consistent with the Fund’s investment objective and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options, or other spread options.

Outperformance Option – An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow a Fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options – An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option – A type of option that derives its value from the price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Funds may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.

A Fund normally will not enter into any total return, equity, or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser, as applicable, will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by an NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

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The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement. A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

A Fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

A Fund investing in CDXs is normally only permitted to take long positions in these instruments. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. A Fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Fund. By investing in CDXs, a Fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Options on Swap Contracts. Certain funds may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”). Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption

28

contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a Fund’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets, when combined with all other illiquid investments of each Fund.

PORTFOLIO TURNOVER

The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average of the value of the portfolio securities owned by the Fund during the year. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the fiscal year. A 100% portfolio turnover rate would occur, for example, if all of the securities held by a Fund were replaced once during the fiscal year. A Fund cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of a Fund’s investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. A Fund’s portfolio turnover rate may be higher when a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance. The following tables summarize the portfolio turnover rates for the Funds for the fiscal years or periods noted.

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	Portfolio Turnover Rate for		Portfolio Turnover Rate for		Portfolio Turnover Rate for
	the fiscal year ended		the fiscal year or period ended		the fiscal period ended
Fund Name	September 30, 2011(1)		September 30, 2010(1)		September 30, 2009(1)
Global & International
Janus Emerging Markets Fund	211%	(2)	N/A		N/A
Janus Global Research Fund	78%		74%	(3)	N/A
Janus Global Select Fund	138%	(4)	127%	(3)(4)	N/A
Janus International Equity Fund	77%		132%	(4)(5)	115%	(4)(6)
Janus Overseas Fund	43%		33%	(3)	N/A
Janus Worldwide Fund	94%		94%	(3)	N/A
Growth & Core
Janus Balanced Fund	94%		83%	(3)	N/A
Janus Contrarian Fund	130%	(5)	104%	(3)(4)	N/A
Janus Enterprise Fund	19%		24%	(3)	N/A
Janus Forty Fund	51%		40%		22%	(6)
Janus Fund	90%		44%	(3)	N/A
Janus Growth and Income Fund	65%		47%	(3)	N/A
Janus Research Fund	88%		75%	(3)	N/A
Janus Triton Fund	42%		35%	(3)	N/A
Janus Venture Fund	54%		64%	(3)	N/A
Value
Perkins Global Value Fund	51%		54%	(3)	N/A

(1)	Annualized for periods of less than one full year.
(2)	December 28, 2010 (effective date) to September 30, 2011.
(3)	For the fiscal period November 1, 2009 to September 30, 2010 (the Fund’s new fiscal year end).
(4)	The increase in the portfolio turnover rate was due to changes in the portfolio in response to extremely volatile market conditions and fluctuating shareholder transactions.
(5)	The increase in the portfolio turnover rate was partially due to a restructuring of the Fund’s portfolio as a result of a change in portfolio management.
(6)	For the fiscal period August 1, 2009 to September 30, 2009 (the Fund’s new fiscal year end).

	Portfolio Turnover Rate for
	the fiscal year ended
Fund Name	October 31, 2009(1)
Global & International
Janus Global Research Fund	99%
Janus Global Select Fund	125%	(2)
Janus Overseas Fund	45%
Janus Worldwide Fund	195%	(2)(3)
Growth & Core
Janus Balanced Fund	158%	(2)
Janus Contrarian Fund	80%
Janus Enterprise Fund	41%
Janus Fund	60%
Janus Growth and Income Fund	40%
Janus Research Fund	83%
Janus Triton Fund	50%
Janus Venture Fund	40%
Value
Perkins Global Value Fund	62%

(1)	The Funds’ previous fiscal year end.
(2)	The increase in the portfolio turnover rate was due to changes in the portfolio in response to extremely volatile market conditions and fluctuating shareholder transactions.
(3)	The increase in the portfolio turnover rate was partially due to a restructuring of the Fund’s portfolio as a result of a change in portfolio management.

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PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janus.com/info.

Each Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. Each Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers identified in this SAI, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a Janus fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

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[To be updated by amendment]

As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of one or more subadvisers and their products.

Name	Frequency	Lag Time
ACA Compliance Group	As needed	Current
Apex Systems, Inc.	As needed	Current
Aprimo, Inc.	As needed	Current
Barclays Capital Inc.	Daily	Current
Barra, Inc.	Daily	Current
BNP Paribas	Daily	Current
BNP Paribas Prime Brokerage, Inc.	Daily	Current
BNP Securities Corp.	Daily	Current
BNY Mellon Performance and Risk Analytics, LLC	Monthly	Current
Bowne & Company Inc.	Daily	Current
Bowne of Dallas	Semi-annually	Current
Brockhouse & Cooper Inc.	Quarterly	Current
Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Carr Communications NYC, LLC	As needed	Current
Charles River Brokerage, LLC	As needed	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
CMS BondEdge	As needed	Current
Compri Consulting, Inc.	As needed	Current
Consulting Services Group, LLC	As needed	Current
Corporate Compliance Partners LLC	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Deutsche Bank AG, New York Branch	As needed	Current
Eagle Investment Systems Corp.	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Envestnet Asset Management Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Express Limited	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
HeterMedia Services Limited	Monthly	Current
Hewitt Associates LLC	As needed	Current
Imagine Software Inc.	As needed	Current
Infotech Consulting Inc.	Daily	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current

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Name	Frequency	Lag Time
KFORCE Inc.	Daily	Current
KPMG LLP	As needed	Current
Lipper Inc.	Quarterly	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Moody’s Investors Service Inc.	Weekly	7 days or more
Morningstar, Inc.	As needed	30 days
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Olmstead Associates, Inc.	Daily	Current
Omgeo LLC	Daily	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Holding, Inc.	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
SimCorp USA, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more
Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
State Street Global Advisors	Monthly	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Yield Book Inc.	Daily	Current
Tower Investment	As needed	30 days
Towers Watson	As needed	Current
TradingScreen Inc.	As needed	Current
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Wolters Kluwer Financial Services, Inc.	Monthly	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separately managed accounts, other pooled investment vehicles, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the

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Funds’ portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds’ portfolio holdings disclosure policies.

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Investment adviser and subadviser

INVESTMENT ADVISER – JANUS CAPITAL MANAGEMENT LLC

As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

Each Fund’s Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds’ Trustees who are not parties to the Advisory Agreements or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds’ investments, provide office space for the Funds, and certain other advisory-related services. Each Fund pays custodian fees and expenses, any brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and audit expenses, interest and taxes, a portion of trade or other investment company dues and expenses, expenses of shareholders’ meetings, mailing of prospectuses, statements of additional information, and reports to shareholders, fees and expenses of all Fund Trustees, other costs of complying with applicable laws regulating the sale of Fund shares, compensation to the Funds’ transfer agent, and other costs, including shareholder servicing costs. As discussed in this section, Janus Capital has delegated certain management duties for certain Funds to Perkins pursuant to subadvisory agreements (“Sub-Advisory Agreements”) between Janus Capital and Perkins.

Janus Capital also serves as administrator and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Funds, including, but not limited to, NAV determination, portfolio accounting, recordkeeping, blue sky registration and monitoring services, preparation of prospectuses and other Fund documents, and other services for which the Funds reimburse Janus Capital for its out-of-pocket costs. Each Fund also pays for the salaries, fees, and expenses of certain Janus Capital employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Funds. Administration costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital (or any subadviser) provides to each Fund. Some expenses related to compensation payable to the Funds’ Chief Compliance Officer and compliance staff are shared with the Funds.

Many of these costs vary from year to year which can make it difficult to predict the total impact to your Fund’s expense ratio, in particular during times of declining asset values of a Fund. Certain costs may be waived and/or reimbursed by Janus Capital to the Funds pursuant to expense limitation agreements with a Fund.

A discussion regarding the basis for the Trustees’ approval of the Funds’ Investment Advisory Agreements and Sub-Advisory Agreements (as applicable) is included in the Funds’ annual or semiannual report to shareholders. You can request the Funds’ annual or semiannual reports, free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

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The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund for Funds with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Funds with this fee structure is shown below under “Average Daily Net Assets of the Fund.” Funds that pay a fee that may adjust up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period have “N/A” in the “Average Daily Net Assets of the Fund” column below. The following table also reflects the Funds’ contractual fixed-rate investment advisory fee rate for Funds with an annual fee based on average daily net assets and the “base fee” rate prior to any performance fee adjustment for Funds that have a performance fee structure.

		Contractual
		Investment Advisory
	Average Daily Net	Fees/Base Fees (%)
Fund Name	Assets of the Fund	(annual rate)
Global & International

Janus Emerging Markets Fund	N/A	1.00

Janus Global Research Fund	N/A	0.64

Janus Global Select Fund	All Asset Levels	0.64

Janus International Equity Fund	N/A	0.68

Janus Overseas Fund	N/A	0.64

Janus Worldwide Fund	N/A	0.60

Growth & Core

Janus Balanced Fund	All Asset Levels	0.55

Janus Contrarian Fund	N/A	0.64

Janus Enterprise Fund	All Asset Levels	0.64

Janus Forty Fund	N/A	0.64

Janus Fund	N/A	0.64

Janus Growth and Income Fund	All Asset Levels	0.60

Janus Research Fund	N/A	0.64

Janus Triton Fund	All Asset Levels	0.64

Janus Venture Fund	All Asset Levels	0.64

Value

Perkins Global Value Fund	N/A	0.64

PERFORMANCE-BASED INVESTMENT ADVISORY FEE

Applies to Janus Global Research Fund, Janus Worldwide Fund, Janus Contrarian Fund, Janus Research Fund, Janus International Equity Fund, Janus Fund, Perkins Global Value Fund, Janus Forty Fund, Janus Overseas Fund, and Janus Emerging Markets Fund only
Effective on the dates shown below, each of Janus Global Research Fund, Janus Worldwide Fund, Janus Contrarian Fund, Janus Research Fund, Janus International Equity Fund, Janus Fund, Perkins Global Value Fund, Janus Forty Fund, Janus Overseas Fund, and Janus Emerging Markets Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund’s performance relative to the cumulative investment record of its respective benchmark index over the

36

performance measurement period. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.

	Effective Date of	Effective Date of
	Performance Fee	First Adjustment
Fund Name	Arrangement	to Advisory Fee
Janus Global Research Fund	01/01/06	01/01/07
Janus Worldwide Fund	02/01/06	02/01/07
Janus Contrarian Fund	02/01/06	02/01/07
Janus Research Fund	02/01/06	02/01/07
Janus International Equity Fund	12/01/06	12/01/07
Janus Fund	07/01/10	07/01/11
Perkins Global Value Fund	07/01/10	07/01/11
Janus Forty Fund	07/01/10	01/01/12
Janus Overseas Fund	08/01/10	11/01/11
Janus Emerging Markets Fund	01/01/11	01/01/12

Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months (15 months for Janus Overseas Fund or 18 months for Janus Forty Fund) (“Initial Performance Measurement Period”); and accordingly, only the Fund’s Base Fee Rate applies for the Initial Performance Measurement Period. When the performance-based fee structure has been in effect for at least the Initial Performance Measurement Period, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The investment advisory fee is paid monthly in arrears.

The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain

  37

Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of each Fund’s respective benchmark index. For periods beginning July 6, 2009, the investment performance of each Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

As noted, for certain Funds, effective July 6, 2009, the investment performance of the Fund’s load-waived Class A Shares is used to calculate the Performance Adjustment. However, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, calculations based on the Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. During this transition period, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period. At the conclusion of the transition period, the Fund’s Class T Shares will be eliminated from the Performance Adjustment calculation, and the calculation will be based solely upon the Fund’s load-waived Class A Shares.

The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law.

The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund’s benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund’s performance compared to its former benchmark index. Any change to a particular Fund’s benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the “Staff”) that any changes to a Fund’s benchmark index will require shareholder approval. If there is a change in the Staff’s position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund’s benchmark index is appropriate.

Under certain circumstances, the Trustees may, without the prior approval of Fund shareholders, implement changes to the performance fee structure of a Fund as discussed above, subject to applicable law.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.

Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee Rate was 1/12th of 0.60% of average daily net assets during the previous month. Assume also

38

that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

The Base Fee Rate would be computed as follows:

$200 million x 0.60% ÷ 12 = $100,000

If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.375% of $200 million.

If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12th of 0.975% of $200 million.

If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12th of 0.225% of $200 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.975% in the case of outperformance, or approximately 1/12th of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

The Base Fee Rate would be computed as follows:

$800 million x 0.60% ÷ 12 = $400,000

If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.094% of $800 million.

If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12th of 0.694% of $800 million.

If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12th of 0.506% of $800 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.694% in the case of outperformance, or approximately 1/12th of 0.506% in the case of underperformance.

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The Base Fee Rate for each Fund and the Fund’s benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

		Base Fee Rate (%)
Fund Name	Benchmark Index	(annual rate)
Janus Global Research Fund	MSCI World Growth Index(1)	0.64
Janus Worldwide Fund	MSCI World Indexsm(2)	0.60
Janus Contrarian Fund	S&P 500® Index(3)	0.64
Janus Research Fund	Russell 1000® Growth Index(4)	0.64
Janus International Equity Fund	MSCI EAFE® Index(5)	0.68
Janus Fund	Core Growth Index(6)	0.64
Perkins Global Value Fund	MSCI World Indexsm(2)	0.64 (7)
Janus Forty Fund	Russell 1000® Growth Index(4)	0.64
Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm(8)	0.64
Janus Emerging Markets Fund	MSCI Emerging Markets Indexsm(9)	1.00

(1)	The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes.
(2)	The MSCI World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
(3)	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
(4)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
(5)	The MSCI EAFE® Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East. The index includes reinvestment of dividends, net of foreign withholding taxes.
(6)	The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).
(7)	Janus Capital pays Perkins, the Fund’s subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of the Fund. The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).
(8)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
(9)	The MSCI Emerging Markets Indexsm is a free float-adjusted, market capitalization index that is designed to measure equity market performance in the global emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Fund as of the fiscal year ended September 30, 2011 are shown below.

Fund Name	Net Assets (000s)
Janus Global Research Fund	$236,460
Janus Worldwide Fund	$1,853,555
Janus Contrarian Fund	$2,447,893
Janus Research Fund	$2,933,749
Janus International Equity Fund	$194,285
Janus Fund	$7,218,540
Perkins Global Value Fund	$95,329
Janus Forty Fund	$3,883,102
Janus Overseas Fund	$8,587,140
Janus Emerging Markets Fund	$13,612

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Examples: Janus Global Research Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI World Growth Index.

Example 1: Fund Outperforms Its Benchmark Index By 6.00%

If the Fund has outperformed the MSCI World Growth Index by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI World Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 6.00%

If the Fund has underperformed the MSCI World Growth Index by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Janus Worldwide Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI World Indexsm.

Example 1: Fund Outperforms Its Benchmark Index By 6.00%

If the Fund has outperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of 0.15%	1/12th of 0.75%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI World Indexsm during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	0.00	1/12th of 0.60%

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Example 3: Fund Underperforms Its Benchmark Index By 6.00%

If the Fund has underperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of -0.15%	1/12th of 0.45%

Examples: Janus Contrarian Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the S&P 500® Index.

Example 1: Fund Outperforms Its Benchmark Index By 7.00%

If the Fund has outperformed the S&P 500® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the S&P 500® Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 7.00%

If the Fund has underperformed the S&P 500® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Janus Research Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000® Growth Index.

Example 1: Fund Outperforms Its Benchmark Index By 5.00%

If the Fund has outperformed the Russell 1000® Growth Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

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Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Russell 1000® Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 5.00%

If the Fund has underperformed the Russell 1000® Growth Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Janus International Equity Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI EAFE® Index.

Example 1: Fund Outperforms Its Benchmark Index By 7.00%

If the Fund has outperformed the MSCI EAFE® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.68%	1/12th of 0.15%	1/12th of 0.83%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI EAFE® Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.68%	0.00	1/12th of 0.68%

Example 3: Fund Underperforms Its Benchmark Index By 7.00%

If the Fund has underperformed the MSCI EAFE® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.68%	1/12th of -0.15%	1/12th of 0.53%

Examples: Janus Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Core Growth Index, which is calculated using an equal weighting (50% / 50%) of the Russell 1000® Growth Index and the S&P 500® Index.

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Example 1: Fund Outperforms Its Benchmark Index By 4.50%

If the Fund has outperformed the Core Growth Index by 4.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Core Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 4.50%

If the Fund has underperformed the Core Growth Index by 4.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Perkins Global Value Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI World Indexsm.

Example 1: Fund Outperforms Its Benchmark Index By 7.00%

If the Fund has outperformed the MSCI World Indexsm by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI World Indexsm during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 7.00%

If the Fund has underperformed the MSCI World Indexsm by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Under the terms of the current Sub-Advisory Agreement between Janus Capital and Perkins, on behalf of Perkins Global Value Fund, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on the Fund’s Class A Shares’ (waiving the upfront sales load) performance compared to the investment record of the MSCI World Indexsm.

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Examples: Janus Forty Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 8.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000® Growth Index.

Example 1: Fund Outperforms Its Benchmark Index By 8.50%

If the Fund has outperformed the Russell 1000® Growth Index by 8.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Russell 1000® Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 8.50%

If the Fund has underperformed the Russell 1000® Growth Index by 8.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Janus Overseas Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI All Country World ex-U.S. Indexsm.

Example 1: Fund Outperforms Its Benchmark Index By 7.00%

If the Fund has outperformed the MSCI All Country World ex-U.S. Indexsm by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI All Country World ex-U.S. Indexsm during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

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Example 3: Fund Underperforms Its Benchmark Index By 7.00%

If the Fund has underperformed the MSCI All Country World ex-U.S. Indexsm by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Janus Emerging Markets Fund
The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI Emerging Markets Indexsm.

Example 1: Fund Outperforms Its Benchmark Index By 6.00%

If the Fund has outperformed the MSCI Emerging Markets Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 1.00%	1/12th of 0.15%	1/12th of 1.15%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI Emerging Markets Indexsm during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 1.00%	0.00	1/12th of 1.00%

Example 3: Fund Underperforms Its Benchmark Index By 6.00%

If the Fund has underperformed the MSCI Emerging Markets Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 1.00%	1/12th of -0.15%	1/12th of 0.85%

Because the Fund is a newer fund that commenced operations on December 28, 2010, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund’s current assets than would be the case if the Fund’s net assets remained constant during the entire performance measurement period.

EXPENSE LIMITATIONS

Janus Capital agreed by contract to waive the advisory fee payable by each Fund listed in the following table in an amount equal to the amount, if any, that such Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, the administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, refer to the “Fees and Expenses of the Fund” table in each Fund Summary of each

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Prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue each waiver until at least February 1, 2013.

	Expense Limit
Fund Name	Percentage (%)
Global & International
Janus Emerging Markets Fund	1.25	(1)
Janus Global Research Fund	1.00	(1)
Janus Global Select Fund	0.90
Janus International Equity Fund	1.25	(1)
Janus Overseas Fund	0.92	(1)
Janus Worldwide Fund	1.00	(1)
Growth & Core
Janus Balanced Fund	0.76
Janus Contrarian Fund	0.89	(1)
Janus Enterprise Fund	0.90
Janus Forty Fund	0.78	(1)
Janus Fund	0.78	(1)
Janus Growth and Income Fund	0.70
Janus Triton Fund	1.05
Janus Venture Fund	1.05

(1)	Effective January 1, 2006 for Janus Global Research Fund, February 1, 2006 for Janus Worldwide Fund and Janus Contrarian Fund, December 1, 2006 for Janus International Equity Fund, July 1, 2010 for Janus Fund and Janus Forty Fund, August 1, 2010 for Janus Overseas Fund, and January 1, 2011 for Janus Emerging Markets Fund, each Fund has a performance-based investment advisory fee with a rate that adjusts up or down based upon each Fund’s performance relative to its respective benchmark index over the performance measurement period. Additional details are included in the “Performance-Based Investment Advisory Fee” section of this SAI. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, each Fund’s expense limit will be in effect until February 1, 2013.

The following tables summarize the investment advisory fees paid by each Fund and any advisory fee waivers pursuant to the investment advisory fee agreement in effect during the fiscal years or periods noted.

	September 30, 2011				September 30, 2010					September 30, 2009			July 31, 2009
	Advisory				Advisory					Advisory			Advisory
Fund Name	Fees	Waivers(−)			Fees		Waivers(−)			Fees	Waivers(−)		Fees	Waivers(−)
Global & International
Janus Emerging Markets Fund	$109,805 (1)	−$	109,805	(1)(2)	N/A			N/A		N/A	N/A		N/A	N/A
Janus Global Research Fund	$2,042,857		$—		$1,601,831	(3)		$—	(3)	N/A	N/A		N/A	N/A
Janus Global Select Fund	$22,674,687		$—		$20,365,180	(3)		$—	(3)	N/A	N/A		N/A	N/A
Janus International Equity Fund	$2,018,623		$—		$1,568,685			$—		$207,161 (4)	$—	(4)	$910,405 (5)	$—	(5)
Janus Overseas Fund	$85,872,808		$—		$67,862,594	(3)	−$	201,500	(3)	N/A	N/A		N/A	N/A
Janus Worldwide Fund	$15,777,514		$—		$12,263,614	(3)	−$	23,511	(3)	N/A	N/A		N/A	N/A

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	September 30, 2011			September 30, 2010					September 30, 2009			July 31, 2009
	Advisory			Advisory					Advisory			Advisory
Fund Name	Fees	Waivers(−)		Fees		Waivers(−)			Fees	Waivers(−)		Fees	Waivers(−)
Growth & Core
Janus Balanced Fund	$36,527,151		$—	$27,461,678	(3)		$—	(3)	N/A	N/A		N/A		N/A
Janus Contrarian Fund	$17,634,095		$—	$22,573,040	(3)		$—	(3)	N/A	N/A		N/A		N/A
Janus Enterprise Fund	$17,054,469		$—	$14,334,485	(3)	−$	302,303	(3)	N/A	N/A		N/A		N/A
Janus Forty Fund	$38,649,534	−$	32,777	$40,679,565		−$	963,713		$5,985,828 (4)	$—	(4)	$28,102,563 (5)	−$	1,560,885	(5)
Janus Fund	$50,403,250	−$	583,922	$50,619,015	(3)	−$	289,194	(3)	N/A	N/A		N/A		N/A
Janus Growth and Income Fund	$23,279,803	−$	10,809	$21,141,364	(3)	−$	10,905	(3)	N/A	N/A		N/A		N/A
Janus Research Fund	$19,727,260		N/A	$19,575,715	(3)		N/A		N/A	N/A		N/A		N/A
Janus Triton Fund	$10,904,248		$—	$2,984,598	(3)		$—	(3)	N/A	N/A		N/A		N/A
Janus Venture Fund	$7,719,016		$—	$5,950,188	(3)		N/A		N/A	N/A		N/A		N/A
Value
Perkins Global Value Fund	$629,147		N/A	$583,183	(3)		N/A		N/A	N/A		N/A		N/A

(1)	December 28, 2010 (effective date) to September 30, 2011.
(2)	The fee waiver by Janus Capital exceeded the advisory fee.
(3)	For the fiscal period November 1, 2009 to September 30, 2010 (the Fund’s new fiscal year end).
(4)	For the fiscal period August 1, 2009 to September 30, 2009 (the Fund’s new fiscal year end).
(5)	The Fund’s or predecessor fund’s previous fiscal year end.

	October 31, 2009(1)			October 31, 2008(1)
Fund Name	Advisory Fees	Waivers(−)		Advisory Fees	Waivers(−)
Global & International
Janus Global Research Fund	$1,247,901	−$	1	$1,901,921	$—
Janus Global Select Fund	$16,733,322	−$	6,442	$29,960,291	N/A
Janus Overseas Fund	$38,343,958	−$	43,066	$58,814,747	N/A
Janus Worldwide Fund	$10,392,924	−$	730	$18,638,446	N/A
Growth & Core
Janus Balanced Fund	$17,030,046		$—	$14,917,536	N/A
Janus Contrarian Fund	$24,048,033	−$	75,436	$54,842,153	N/A
Janus Enterprise Fund	$10,106,796	−$	31,333	$12,885,701	N/A
Janus Fund	$46,943,494	−$	2,203	$69,966,745	N/A
Janus Growth and Income Fund	$20,168,797	−$	15,958	$33,599,579	N/A
Janus Research Fund	$17,670,660		N/A	$32,041,183	N/A
Janus Triton Fund	$1,277,944	−$	4,970	$907,910	$—
Janus Venture Fund	$4,968,303		N/A	$8,118,656	N/A
Value
Perkins Global Value Fund	$543,001		N/A	$873,746	N/A

(1)	The Funds’ previous fiscal year end.

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SUBADVISER
PERKINS INVESTMENT MANAGEMENT LLC

As a result of shareholder approval of an amended investment advisory agreement effective July 1, 2010, Janus Capital has entered into a Sub-Advisory Agreement with Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, on behalf of Perkins Global Value Fund.

Perkins and its predecessors have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital owns approximately 78% of Perkins.

Under the Sub-Advisory Agreement between Janus Capital and Perkins, Perkins is responsible for the day-to-day investment operations of Perkins Global Value Fund. Investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust’s registration statement. Perkins: (i) manages the investment operations of the Fund; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Fund, its condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Fund; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports. The Sub-Advisory Agreement provides that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

Under the Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the advisory fee payable by Perkins Global Value Fund to Janus Capital (calculated after any applicable performance fee adjustment).

The Sub-Advisory Agreement with Perkins will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund, and in either case by vote of a majority of the Independent Trustees of the Fund. The Sub-Advisory Agreement is subject to termination at any time by Janus Capital or Perkins by giving 90 days’ advance written notice to the other party (Perkins shall allow up to an additional 90 days at the request of Janus Capital or the Trust in order to find a replacement for Perkins) or by Janus Capital or the Trust without advance notice if Perkins is unable to discharge its duties and obligations. The Fund’s Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of the Fund’s Investment Advisory Agreement.

PERFORMANCE-BASED SUBADVISORY FEE

As a result of shareholder approval of Perkins Global Value Fund’s amended investment advisory agreement between Janus Capital and the Trust, on behalf of the Fund, effective July 1, 2010, the subadvisory fee paid to Perkins is a fee that adjusts up or down based upon the performance of the Fund’s Class A Shares (waiving the upfront sales load) relative to the MSCI World Indexsm, the Fund’s benchmark index. Any performance adjustment commenced July 1, 2011 for Perkins Global Value Fund. Until that time, only the fixed rate applied. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Fund (net of any applicable performance fee adjustment).

SUBADVISORY FEES

Under the Sub-Advisory Agreement, Perkins was compensated according to the following schedule for the fiscal year ended September 30, 2011.

Fund Name	Subadviser	Contractual Rate(%)
Value

Perkins Global Value Fund	Perkins	0.32	(1)

(1)	Prior to any performance adjustment, if applicable.

Perkins Global Value Fund pays no fees directly to Perkins. Janus Capital pays these subadvisory fees out of the Fund’s advisory fees.

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The following table summarizes the subadvisory fees paid by Janus Capital pursuant to the subadvisory fee agreement in effect during the fiscal year noted.

	September 30, 2011	September 30, 2010
Fund Name	Subadvisory Fees	Subadvisory Fees
Value

Perkins Global Value Fund	$328,596	$77,053 (1)

(1)	For the fiscal period November 1, 2009 to September 30, 2010 (the Fund’s new fiscal year end).

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

With respect to other share classes not offered in this SAI, Janus Capital or its affiliates may pay, from their own assets, to selected broker-dealer firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, with respect to other share classes not offered in this Prospectus, Janus Capital and its affiliates may make payments out of their own assets to financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with, or pay for, or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Funds. Janus Capital or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus Capital or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus Capital to request that Janus Capital make contributions to certain charitable organizations. In these cases, Janus Capital’s contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, when considering which share class of a Fund is most appropriate for you.

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ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISER

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts, as well as other pooled investment vehicles, such as hedge funds. Janus Capital has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. As such, investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings of equity securities or syndicate offerings of bonds (each a “Primary Offering”), under Primary Offering allocation procedures adopted by Janus Capital and Perkins, an account may participate in a Primary Offering if the portfolio managers and/or investment personnel believe the Primary Offering is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. For equity securities, these Primary Offering allocation procedures generally require that all shares purchased in a Primary Offering be allocated on a pro rata basis to all participating accounts based upon the total assets of each account. For syndicated bond offerings, the Primary Offering procedures generally require that all bonds purchased be allocated on a pro rata basis to all participating accounts within the same investment strategy (as opposed to pro rata across all participating accounts).

Janus Capital is permitted to adjust its allocation procedures to address fractional shares, odd lots, or minimum issue sizes and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ and/or investment personnel’s request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives. Participation in Primary Offerings may impact performance. In particular, the allocation of securities may have the unintended consequence of having a greater impact (positive or negative) on the performance of one or more accounts compared to other accounts.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Janus funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

Perkins, the subadviser for Perkins Global Value Fund, may buy and sell securities or engage in other investments on behalf of multiple clients, including the Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client’s portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

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The Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. In addition, Janus Capital receives an investment advisory fee for managing the cash management vehicle used for its securities lending program, but it may not receive a fee for managing certain other affiliated cash management vehicles, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

Each account managed by Janus Capital or Perkins has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the Janus funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other Janus mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the other Janus mutual funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules
Janus Capital, Perkins, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift and Entertainment Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, Perkins, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Code of Ethics (the “Code of Ethics”), all Janus Capital, Perkins, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, Perkins, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Perkins, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, Perkins, and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

Each Fund’s Trustees have delegated to Janus Capital or the Fund’s subadviser, as applicable, the authority to vote all proxies relating to such Fund’s portfolio securities in accordance with Janus Capital’s or the applicable subadviser’s own policies and procedures. Summaries of Janus Capital’s and the applicable subadviser’s policies and procedures are available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Funds’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

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A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

Each Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

JANUS CAPITAL MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital seeks to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”), subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. The Proxy Voting Committee also reviews policy rationale provided by the Proxy Voting Service related to voting recommendations for the upcoming proxy season. Once the Proxy Voting Committee establishes its recommendations and revises the Janus Guidelines, they are distributed to Janus Capital’s portfolio managers for review and implementation. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. On a quarterly basis, the Proxy Voting Committee reviews records of any votes that were cast differently than the Janus Guidelines and the related rationales for such votes. Additionally, and in instances where a portfolio manager proposes to vote a proxy inconsistent with the Janus Guidelines and a potential conflict is identified, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital’s Chief Investment Officer(s) (or Director of Research).

Proxy Voting Policies
As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

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Executive Compensation Issues
Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Janus Capital: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

PERKINS INVESTMENT MANAGEMENT LLC
PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Perkins seeks to vote proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by the Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting.

Proxy Voting Procedures
Perkins has developed proxy voting guidelines (the “Perkins Guidelines”) that outline how Perkins generally votes proxies on securities held by the portfolios Perkins manages. The Perkins Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Proxy Voting Committee. Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Guidelines; however, a portfolio manager may choose to vote differently than the Perkins Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins’ behalf, has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Perkins Proxy Voting Committee is to develop the Perkins Guidelines. The Perkins Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Perkins Proxy Voting Committee’s oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Guidelines are predetermined. However, for proxy votes that are inconsistent with the Perkins Guidelines, the Perkins Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. If the Perkins Proxy Voting Committee does not agree that the portfolio manager’s rationale is reasonable, the Perkins Proxy Voting Committee will refer the matter to the Chief Investment Officer(s) (or the Director of Research).

Proxy Voting Policies
As discussed above, the Perkins Proxy Voting Committee has developed the Perkins Guidelines for use in voting proxies. Below is a summary of some of the Perkins Guidelines.

Board of Directors Issues
Perkins: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will

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generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Perkins reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap as identified by the Proxy Voting Service, the proposed equity-based compensation plan will generally be opposed. In addition, proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed.

General Corporate Issues
Perkins: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Perkins Guidelines, Perkins will generally vote pursuant to that Perkins Guideline. Perkins will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds and an affiliated cash management pooled vehicle. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Janus Services LLC (“Janus Services”), 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the Funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Funds.

Through Janus Services, the Funds pay DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts. These fees are in addition to any administrative services fees paid to Janus Services. The Funds also use and pay for DST systems to track and process contingent deferred sales charges. These fees are only charged to classes of the Funds with contingent deferred sales charges, as applicable.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund’s Shares and accepts orders at NAV per share of the relevant class. The cash-compensation amount or rate at which Janus Distributors’ registered representatives are paid for sales of products may differ based on a type of fund or a specific trust or the distribution channel or platform. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation amount or rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

Janus Capital places all portfolio transactions of the Funds, except for Perkins Global Value Fund. With respect to Perkins Global Value Fund, Janus Capital places all portfolio transactions solely upon Perkins’ direction. Janus Capital and Perkins have a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for Perkins Global Value Fund subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital’s and Perkins’ knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital or Perkins, as applicable, must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s and Perkins’ own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds’ Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

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For the fiscal year ended September 30, 2011, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below.

Fund Name	Commissions	Transactions
Global & International

Janus Emerging Markets Fund(1)	$34,020	$16,893,506

Janus Global Research Fund	$205,272	$170,908,038

Janus Global Select Fund	$7,854,329	$13,127,632,140

Janus International Equity Fund	$270,225	$161,958,851

Janus Overseas Fund	$8,765,307	$5,246,072,953

Janus Worldwide Fund	$2,193,852	$1,950,328,847

Growth & Core

Janus Balanced Fund	$2,048,384	$2,257,570,264

Janus Contrarian Fund	$7,991,828	$6,902,147,063

Janus Enterprise Fund	$473,066	$509,072,729

Janus Forty Fund	$3,656,212	$3,148,933,932

Janus Fund	$6,053,478	$6,540,204,429

Janus Growth and Income Fund	$1,901,169	$2,220,752,178

Janus Research Fund	$2,465,495	$2,522,270,689

Janus Triton Fund	$792,870	$875,879,421

Janus Venture Fund	$614,420	$493,379,714

Value

Perkins Global Value Fund	$35,456	$37,128,252

(1)	December 28, 2010 (effective date) to September 30, 2011.

Janus Capital and Perkins do not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Janus Capital and Perkins have entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Janus Capital and Perkins with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital and Perkins to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital and Perkins are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins’ clients, including Perkins Global Value Fund.

Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that

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broker-dealer to designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s and Perkins’ receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would not hinder best execution efforts.

When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

The following tables list the total amount of brokerage commissions paid by each Fund for the fiscal years or periods noted.

Fund Name	September 30, 2011		September 30, 2010		September 30, 2009		July 31, 2009
Global & International

Janus Emerging Markets Fund	$33,831	(1)	N/A		N/A		N/A

Janus Global Research Fund	$233,805		$152,752	(2)	N/A		N/A

Janus Global Select Fund	$9,217,785		$8,299,110	(2)	N/A		N/A

Janus International Equity Fund	$94,311		$59,924		$96,597	(3)	$684,007	(4)

Janus Overseas Fund	$7,407,290		$4,530,478	(2)	N/A		N/A

Janus Worldwide Fund	$2,278,847		$1,832,598	(2)	N/A		N/A

Growth & Core

Janus Balanced Fund	$4,703,960		$1,945,062	(2)	N/A		N/A

Janus Contrarian Fund	$12,324,159		$9,096,580	(2)	N/A		N/A

Janus Enterprise Fund	$1,016,316		$1,205,055	(2)	N/A		N/A

Janus Forty Fund	$5,414,761		$4,076,735		$419,702	(3)	$3,797,915	(4)

Janus Fund	$10,298,545		$5,303,743	(2)	N/A		N/A

Janus Growth and Income Fund	$4,297,635		$2,144,802	(2)	N/A		N/A

Janus Research Fund	$3,770,217		$3,039,797	(2)	N/A		N/A

Janus Triton Fund	$2,031,433		$595,172	(2)	N/A		N/A

Janus Venture Fund	$1,474,607		$1,990,552	(2)	N/A		N/A

Value

Perkins Global Value Fund	$50,137		$54,267	(2)	N/A		N/A

(1)	December 28, 2010 (effective date) to September 30, 2011.
(2)	For the fiscal period November 1, 2009 to September 30, 2010 (the Fund’s new fiscal year end).
(3)	For the fiscal period August 1, 2009 to September 30, 2009 (the Fund’s new fiscal year end).
(4)	The Fund’s or predecessor fund’s previous fiscal year end.

Fund Name	October 31, 2009(1)
Global & International

Janus Global Research Fund	$411,702

Janus Global Select Fund	$12,029,396

Janus Overseas Fund	$13,546,611

Janus Worldwide Fund	$10,229,529

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Fund Name	October 31, 2009(1)
Growth & Core

Janus Balanced Fund	$2,366,654

Janus Contrarian Fund	$11,022,577

Janus Enterprise Fund	$2,260,243

Janus Fund	$9,130,356

Janus Growth and Income Fund	$3,069,602

Janus Research Fund	$5,730,008

Janus Triton Fund	$474,890

Janus Venture Fund	$1,321,780

Value

Perkins Global Value Fund	$171,125

(1)	The Funds’ previous fiscal year end.

Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, shareholder, broker-dealer, or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

As of September 30, 2011, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker-Dealer	Value of Securities Owned
Global & International

Janus Global Research Fund	JPMorgan Chase & Co.	$1,082,151
	Morgan Stanley	1,041,323

Janus Global Select Fund	Morgan Stanley	$101,074,054

Janus International Equity Fund	HSBC Holdings PLC	$3,234,745
	ING Groep N.V.	2,262,698

Janus Overseas Fund	Bank of America Corp.	$59,758,966
	Deutsche Bank A.G.	296,406,802

Janus Worldwide Fund	Citigroup, Inc.	$30,379,043
	JPMorgan Chase & Co.	51,570,642
	Morgan Stanley	27,925,762

Growth & Core

Janus Balanced Fund	Bank of America Corp.	$19,174,123
	Citigroup, Inc.	43,090,142
	Citigroup, Inc.	5,912,539
	Credit Suisse Group A.G.	40,989,950
	Credit Suisse Group A.G.	11,506,267
	Goldman Sachs Group, Inc.	30,511,232
	HSBC Holdings PLC	13,463,976
	JPMorgan Chase & Co.	57,775,590
	Morgan Stanley	94,003,241
	Morgan Stanley	39,734,245

Janus Fund	JPMorgan Chase & Co.	$51,087,737
	Morgan Stanley	36,326,272

Janus Growth and Income Fund	Credit Suisse Group A.G.	$24,248,515
	Morgan Stanley	74,911,919

Janus Research Fund	JPMorgan Chase & Co.	$12,217,756
	Morgan Stanley	11,783,894

Value

Perkins Global Value Fund	ING Financial Markets LLC	$13,585,000

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Trustees and officers

[To be updated by amendment]

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). As of the date of this SAI, none of the Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act.

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Pursuant to the Funds’ Governance Procedures and Guidelines, Trustees are required to retire no later than the end of the calendar year in which the Trustee turns 72. The Trustees review the Funds’ Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Funds’ Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of [  ] series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds’ Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	[ ]	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 4 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

William D. Cvengros 151 Detroit Street Denver, CO 80206 DOB: 1948	Trustee	1/11-Present	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994).	[ ]	Chairman, National Retirement Partners, Inc. (network of advisors to 401(k) plans) (since 2005). Formerly, Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).

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TRUSTEES

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees (cont’d.)

John P. McGonigle 151 Detroit Street Denver, CO 80206 DOB: 1955	Trustee	6/10-Present	Formerly, Vice President, Senior Vice President, and Executive Vice President of Charles Schwab & Co., Inc. (1989-2006).	[ ]	Formerly, Independent Trustee of PayPal Funds (a money market fund) (2008-2011) and Director of Charles Schwab International Holdings (a brokerage service division for joint ventures outside the U.S.) (1999-2006).

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	[ ]	Director of Red Robin Gourmet Burgers, Inc. (RRGB) (since 2004).

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	6/84-Present	Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products).	[ ]	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	11/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	[ ]	Director of Chicago Convention & Tourism Bureau, Chicago Council on Global Affairs, Children’s Memorial Hospital (Chicago, IL), The Field Museum of Natural History (Chicago, IL), InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Rehabilitation Institute of Chicago, and Wal-Mart.

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Wahid Chammas 151 Detroit Street Denver, CO 80206 DOB: 1975	Executive Vice President and Co-Portfolio Manager Janus Emerging Markets Fund	12/10-Present	Portfolio Manager for other Janus accounts and Research Analyst for Janus Capital.

Jonathan D. Coleman 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Co-Portfolio Manager Janus Fund	11/07-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital, and Portfolio Manager for other Janus accounts. Formerly, Vice President (1998-2006) of Janus Capital.

Brian Demain 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Janus Enterprise Fund	11/07-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts. Formerly, Analyst (1999-2007) for Janus Capital.

John Eisinger 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Janus Global Select Fund	1/08-Present	Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2003-2007) for Janus Capital.

James P. Goff 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President Janus Global Research Fund Executive Vice President Janus Research Fund	2/05-Present 2/06-Present	Vice President and Director of Equity Research of Janus Capital.

Matt Hochstetler 151 Detroit Street Denver, CO 80206 DOB: 1979	Executive Vice President and Co-Portfolio Manager Janus Emerging Markets Fund	12/10-Present	Portfolio Manager for other Janus accounts and Research Analyst for Janus Capital.

Daniel Kozlowski 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Portfolio Manager Janus Contrarian Fund	7/11-Present	Portfolio Manager of other Janus accounts. Formerly, Portfolio Manager (2008-2011) of Plaisance Capital LLC and Portfolio Manager (1999-2008) for Janus Capital.

Brent A. Lynn 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President and Portfolio Manager Janus Overseas Fund	1/01-Present	Vice President of Janus Capital.

Julian McManus 151 Detroit Street Denver, CO 80206 DOB: 1970	Executive Vice President and Co-Portfolio Manager Janus International Equity Fund	6/10-Present	Research Analyst for Janus Capital.

George P. Maris 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Portfolio Manager Janus Worldwide Fund	3/11-Present	Vice President of Janus Capital. Formerly, Portfolio Manager for Northern Trust (2008-2011) and Columbia Management Group (2004-2008).

Chad Meade 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Co-Portfolio Manager Janus Triton Fund Executive Vice President and Co-Portfolio Manager Janus Venture Fund	7/06-Present 7/10-Present	Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2001-2011) for Janus Capital.

Marc Pinto 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Co-Portfolio Manager Janus Balanced Fund Executive Vice President and Portfolio Manager Janus Growth and Income Fund	5/05-Present 11/07-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Ron Sachs 151 Detroit Street Denver, CO 80206 DOB: 1967	Executive Vice President and Portfolio Manager Janus Forty Fund	1/08-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Brian A. Schaub 151 Detroit Street Denver, CO 80206 DOB: 1978	Executive Vice President and Co-Portfolio Manager Janus Triton Fund Executive Vice President and Co-Portfolio Manager Janus Venture Fund	7/06-Present 7/10-Present	Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2000-2011) for Janus Capital.

Guy Scott 151 Detroit Street Denver, CO 80206 DOB: 1966	Executive Vice President and Co-Portfolio Manager Janus International Equity Fund	6/10-Present	Portfolio Manager for other Janus accounts and Research Analyst for Janus Capital.

Gibson Smith 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Co-Portfolio Manager Janus Balanced Fund	5/05-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital; Executive Vice President of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Portfolio Manager for other Janus accounts.

Carmel Wellso 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President and Co-Portfolio Manager Janus International Equity Fund	6/10-Present	Portfolio Manager for other Janus accounts and Research Analyst for Janus Capital.

Burton H. Wilson 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Co-Portfolio Manager Janus Fund	5/11-Present	Vice President and Assistant Director of Equity Research of Janus Capital, and Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2004-2009) for Janus Capital.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President and Head of U.S. Distribution of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC; Director of The Janus Foundation; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc., Janus Capital, Janus Distributors LLC, and Janus Services LLC (2009-2010); Chief Marketing Officer of Janus Capital Group Inc. and Janus Capital (2002-2009); and President of The Janus Foundation (2002-2007).

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

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OFFICERS

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

As discussed below, the Board’s Nominating and Governance Committee is responsible for identifying and recommending candidates for nomination or election by the Board based on a variety of diverse criteria. In its most recent evaluation of the qualifications of each Trustee prior to the election of Trustees in 2010 and in connection with the assessment of candidates prior to the appointment of a new Trustee effective January 1, 2011, the Committee and the Board considered the totality of the information available to them, including the specific experience, qualifications, attributes or skills, as noted below, and concluded that each of the Trustees should serve as members of the Board of Trustees based on the Trust’s business structure. In reaching these conclusions, the Committee and the Board, in the exercise of their reasonable business judgment, evaluated each Trustee based on his or her specific experience, qualifications, attributes and/or skills on an individual basis and in combination with the other Trustees, none of which by itself was considered dispositive.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Fund Independent Trustee since 2011.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Fund Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

John P. McGonigle: Service in multiple capacities with a leading financial services firm, including as Head of Mutual Funds and Asset Management, as an independent trustee of a money market fund, and a Fund Independent Trustee since 2010.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Fund Independent Trustee since 1997.

William D. Stewart: Corporate vice president of a NASDAQ-listed industrial manufacturer, and a Fund Independent Trustee since 1984.

Linda S. Wolf: Service as Chairman and CEO of a global advertising firm, service on multiple corporate and nonprofit boards, and a Fund Independent Trustee since 2005.

General Information Regarding the Board of Trustees and Leadership Structure
The Trust is governed by the Board of Trustees, which is responsible for and oversees the management and operations of the Trust and each of the Janus funds on behalf of fund shareholders. Each member of the Board is an Independent Trustee, including the Board’s Chairman. The Board’s responsibilities include, but are not limited to, oversight of the Janus funds’ officers and service providers, including Janus Capital, which is responsible for the Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus funds’ service providers, including the investment management agreements with Janus Capital and any applicable subadviser. The Trustees are also responsible for determining or changing each Janus fund’s investment objective(s), policies, and available investment techniques, as well as for overseeing the fund’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel, an independent fee consultant, and other

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specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly without representatives of Janus Capital or its affiliates present.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Board as a whole is responsible for oversight of the annual process by which the Board considers and approves each fund’s investment advisory agreement with Janus Capital, but specific matters related to oversight of the Janus funds’ independent auditors have been delegated by the Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Board (“Board Chairman”) is responsible for presiding at all meetings of the Board, and has other duties as may be assigned by the Trustees from time to time. The Board Chairman also serves as the Board’s liaison to Janus Capital with respect to all matters related to the Janus funds that are not otherwise delegated to the chair of a Board committee. The Board has determined that this leadership structure is appropriate based on (1) the number of Janus funds overseen and the various investment objectives of those funds; (2) the manner in which the Janus funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to Janus Capital and its affiliates to oversee the Trust’s day-to-day operations, including the management of each Janus fund’s holdings and the distribution of fund shares. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

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Committees of the Board
The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Last Fiscal Year Ended September 30, 2011

Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and pre-approval of all audit and nonaudit services.	William D. Cvengros (Chair) William D. Stewart	4

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) John P. McGonigle William D. Stewart	4

Investment Oversight Committee	Oversees the investment activities of the Trust’s non-money market funds.	William F. McCalpin (Chair) William D. Cvengros John P. McGonigle James T. Rothe William D. Stewart Linda S. Wolf	5

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews certain regulatory filings made with the SEC, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin John P. McGonigle	13

Money Market Committee	Reviews various matters related to the operations of the Janus money market funds, including compliance with their Money Market Fund Procedures.	John P. McGonigle (Chair) William D. Cvengros	4

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines, which includes review of proposed changes to Trustee compensation.	James T. Rothe (Chair) William F. McCalpin Linda S. Wolf	7

Pricing Committee	Determines a fair value of restricted and other securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	16

Board Oversight of Risk Management
Janus Capital, as part of its responsibilities for the day-to-day operations of the Janus funds, is responsible for day-to-day risk management for the funds. The Board, as part of its overall oversight responsibilities for the Janus funds’ operations, oversees Janus Capital’s risk management efforts with respect to the funds. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Janus funds. The Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from Janus Capital and its officers. Reports received include those from, among others, Janus Capital’s (1) senior managers responsible for oversight of global risk; (2) senior managers responsible for

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oversight of fund construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of Janus Capital or its affiliates. The Board also receives reports from other entities and individuals unaffiliated with Janus Capital, including reports from the Janus funds’ other service providers and from independent consultants hired by the Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with Janus fund transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus fund matters brought before the Board. The Board has appointed a Chief Compliance Officer for the Janus funds (“Fund CCO”) who (1) reports directly to the Board and (2) provides a comprehensive written report annually and presents quarterly at the Board’s regular meetings. The Fund CCO, who also serves as Janus Capital’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus funds and/or Janus Capital’s services to the funds, and routinely meets with the Board in private without representatives of Janus Capital or its affiliates present. The Fund CCO also provides the Board with updates on the application of the Janus funds’ compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The Fund CCO may also report to the Board on an ad hoc basis in the event that he identifies issues associated with the Janus funds’ compliance policies and procedures that could expose the funds to additional risk or adversely impact the ability of Janus Capital to provide services to the funds.

The Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus funds’ risk management process.

Additional Information About Trustees
Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees
William F. McCalpin	Janus Balanced Fund	$10,001-$50,000	Over $100,000
	Janus Contrarian Fund	$1-$10,000
	Janus Enterprise Fund	$10,001-$50,000
	Janus Global Research Fund	$10,001-$50,000
	Janus Overseas Fund	$50,001-$100,000
	Janus Triton Fund	$10,001-$50,000
	Janus Worldwide Fund	$1-$10,000

William D. Cvengros	Janus Emerging Markets Fund	$50,001-$100,000	Over $100,000
	Janus Fund	$50,001-$100,000

John P. McGonigle	Janus Global Research Fund	$50,001-$100,000	Over $100,000(1)
	Janus Overseas Fund	Over $100,000
	Janus Research Fund	$10,001-$50,000
	Janus Venture Fund	$10,001-$50,000

James T. Rothe	Janus Balanced Fund	Over $100,000	Over $100,000
	Janus Enterprise Fund	Over $100,000
	Janus Global Research Fund	Over $100,000

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Name of Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds

Independent Trustees (cont’d.)

William D. Stewart	Janus Global Research Fund	$10,001-$50,000	Over $100,000
	Janus Overseas Fund	Over $100,000
	Janus Triton Fund	Over $100,000

Linda S. Wolf	Janus Contrarian Fund	Over $100,000	Over $100,000(1)
	Janus Fund	Over $100,000
	Janus Global Research Fund	Over $100,000
	Janus Overseas Fund	Over $100,000
	Janus Triton Fund	Over $100,000

(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds’ Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Funds for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	September 30, 2011	December 31, 2011(1)(2)
Independent Trustees

William F. McCalpin, Chairman and Trustee(3)(4)		$387,000

William D. Cvengros, Trustee(5)		$257,000

John P. McGonigle, Trustee(4)		$277,000

James T. Rothe, Trustee(4)		$292,500

William D. Stewart, Trustee(4)		$279,000

Linda S. Wolf, Trustee(4)		$298,000

(1)	For all Trustees, includes compensation for service on the boards of two Janus trusts comprised of 55 portfolios.
(2)	Total Compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the period shown are as follows: John P. McGonigle $83,100.
(3)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Mr. Cvengros joined the Board as a new Trustee effective January 1, 2011.

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JANUS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio managers as of September 30, 2011. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered		Other Pooled
		Investment		Investment
		Companies		Vehicles	Other Accounts
Wahid Chammas	Number of Other Accounts Managed	2		None	None
	Assets in Other Accounts Managed	$7,336,556		None	None
Jonathan D. Coleman	Number of Other Accounts Managed	7	(1)	None	4
	Assets in Other Accounts Managed	$1,926,375,288		None	$31,822,088
Brian Demain	Number of Other Accounts Managed	1		None	5
	Assets in Other Accounts Managed	$493,495,735		None	$224,064,095
John Eisinger	Number of Other Accounts Managed	1		None	None
	Assets in Other Accounts Managed	$884,450,921		None	None
James P. Goff	Number of Other Accounts Managed	7		1	14
	Assets in Other Accounts Managed	$777,389,328		$70,842,258	$535,688,710
Matt Hochstetler	Number of Other Accounts Managed	1		None	None
	Assets in Other Accounts Managed	$4,322,838		None	None
Daniel Kozlowski	Number of Other Accounts Managed	1		1	7
	Assets in Other Accounts Managed	$47,373,744		$26,904,902	$255,459,318
Brent A. Lynn	Number of Other Accounts Managed	1	(2)	None	None
	Assets in Other Accounts Managed	$1,586,271,157		None	None
Julian McManus	Number of Other Accounts Managed	2		None	None
	Assets in Other Accounts Managed	$342,212,401		None	None
George P. Maris	Number of Other Accounts Managed	1	(3)	None	None
	Assets in Other Accounts Managed	$613,837,350		None	None
Chad Meade	Number of Other Accounts Managed	5		None	3	(4)
	Assets in Other Accounts Managed	$348,219,999		None	$172,785,826
Marc Pinto	Number of Other Accounts Managed	4		None	24	(5)
	Assets in Other Accounts Managed	$960,495,407		None	$215,071,120
Ron Sachs	Number of Other Accounts Managed	15	(6)	1	5
	Assets in Other Accounts Managed	$3,819,599,981		$49,267,861	$1,475,365,251
Brian A. Schaub	Number of Other Accounts Managed	5		None	3	(4)
	Assets in Other Accounts Managed	$348,219,999		None	$172,785,826
Guy Scott	Number of Other Accounts Managed	3		None	None
	Assets in Other Accounts Managed	$345,226,118		None	None
Gibson Smith	Number of Other Accounts Managed	16		None	16
	Assets in Other Accounts Managed	$12,295,571,184		None	$2,595,448,059
Carmel Wellso	Number of Other Accounts Managed	3		None	None
	Assets in Other Accounts Managed	$345,226,118		None	None
Burton H. Wilson	Number of Other Accounts Managed	7	(1)	None	4
	Assets in Other Accounts Managed	$1,926,375,288		None	$31,822,088

(1)	One of the accounts included in the total, consisting of $510,825,421 of the total assets in the category, has a performance-based advisory fee.
(2)	One of the accounts included in the total, consisting of $1,586,271,157 of the total assets in the category, has a performance-based advisory fee.
(3)	One of the accounts included in the total, consisting of $613,837,350 of the total assets in the category, has a performance-based advisory fee.
(4)	One of the accounts included in the total, consisting of $99,725,907 of the total assets in the category, has a performance-based advisory fee.
(5)	One of the accounts included in the total, consisting of $133,323,192 of the total assets in the category, has a performance-based advisory fee.
(6)	One of the accounts included in the total, consisting of $834,758,065 of the total assets in the category, has a performance-based advisory fee.

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Material Conflicts
As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than a Fund or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital and the Subadviser.”

Janus Capital is the adviser to the Funds and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President and Chief Risk Officer of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for Janus Conservative Allocation Fund, Janus Moderate Allocation Fund, and Janus Growth Allocation Fund, which are “funds of funds” offered by Janus Capital.

Compensation Information
The following describes the structure and method of calculating a portfolio manager’s compensation as of September 30, 2011.

The portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles, each as noted below. In addition, certain portfolio managers who have an ownership interest or profits interest in certain Janus adviser affiliated entities may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). The overall investment team compensation pool is funded each year by an amount equal to a percentage of Janus Capital’s pre-incentive operating income.

Variable compensation is structured to pay a portfolio manager on a quarterly basis primarily on the Managed Funds’ performance, with additional discretionary compensation available from a discretionary variable compensation pool described below.

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With respect to any individual portfolio manager’s quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager’s Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager’s investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

A portfolio manager is also eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. Compensation from the discretionary investment team pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) thought leadership; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) teamwork and support of team culture; and (v) client relationships.

Newly hired portfolio managers may have guaranteed compensation levels during the first few years of their employment with Janus.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. The aggregate compensation is then allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and subjective criteria.

CIO Variable Compensation: The CIOs are entitled to additional compensation at management’s sole discretion in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Additional Compensation Information
The following describes the structure and method of calculating compensation for James Goff, Director of Equity Research, as of September 30, 2011.

Mr. Goff is compensated for his role as Director of Equity Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Research, and for managing funds.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff’s variable compensation opportunity is based on four components: (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios’ investment performance. Variable compensation from firm-wide investment performance and the research portfolios’ investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds’ aggregate asset-weighted Lipper peer group performance (or, as may be applicable, a combination of two or more Lipper peer groups) ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).

Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI’s Executive Income Deferral Program.

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Each Fund’s Lipper peer group for compensation purposes is shown in the following table:

Fund Name	Lipper Peer Group
Global & International
Janus Emerging Markets Fund	Emerging Markets Funds
Janus Global Research Fund	Global Funds
Janus Global Select Fund	Global Funds
Janus International Equity Fund	International Funds
Janus Overseas Fund	International Funds
Janus Worldwide Fund	Global Funds
Growth & Core
Janus Balanced Fund	Mixed-Asset Target Allocation Moderate Funds
Janus Contrarian Fund	Multi-Cap Core Funds
Janus Enterprise Fund	Mid-Cap Growth Funds
Janus Forty Fund	Large-Cap Growth Funds
Janus Fund	Large-Cap Growth Funds
Janus Growth and Income Fund	Large-Cap Core Funds
Janus Research Fund	Large-Cap Growth Funds
Janus Triton Fund	Small-Cap Growth Funds
Janus Venture Fund	Small-Cap Growth Funds

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PERKINS INVESTMENT PERSONNEL

Other Accounts Managed
To the best knowledge of the Trust, the following table provides information relating to other accounts managed by the portfolio manager as of September 30, 2011. No accounts included in the totals listed below have a performance-based advisory fee.

		Other Registered	Other Pooled
		Investment	Investment
		Companies	Vehicles	Other Accounts
Gregory R. Kolb	Number of Other Accounts Managed	1	None	None
	Assets in Other Accounts Managed	$2,133,544	None	None

Material Conflicts
As shown in the table above, Perkins Global Value Fund’s portfolio manager may manage other funds and accounts with investment strategies similar to the Fund. Fees earned by the adviser may vary among these accounts, the portfolio manager may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the portfolio manager’s compensation than others. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Information regarding Perkins’ trade allocation procedures is described under “Additional Information About Janus Capital and the Subadviser.”

Compensation Information
The following describes the structure and method of calculating the portfolio manager’s compensation as of September 30, 2011.

The portfolio manager is compensated for managing the Fund and any other funds, portfolios, or accounts for which he has exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (potentially consisting of all or a mixture of JCGI restricted stock and/or a cash-deferred award that is credited with income, gains, and losses based on the performance of mutual fund investments selected by the portfolio manager). The overall Perkins’ compensation pool is funded each year based upon a percentage of the total eligible revenue received by Perkins, with a potential increase in funding based on Perkins’ aggregate revenue-weighted Lipper peer group performance ranking on a trailing three-year basis.

From the overall Perkins’ compensation pool described above, variable compensation is paid to a portfolio manager based primarily on the Managed Funds’ performance, with additional discretionary compensation opportunities. The size of the discretionary bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets and the investment performance of such firm-wide managed assets. Compensation from the discretionary bonus pool is allocated among the eligible respective participants at the discretion of Perkins management based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) client relationships; and (v) if applicable, CIO duties.

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The Fund’s Lipper peer group for compensation purposes is shown in the following table:

Fund Name	Lipper Peer Group
Value
Perkins Global Value Fund	Global Funds

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OWNERSHIP OF SECURITIES

As of September 30, 2011, the portfolio managers and/or investment personnel of the Funds described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table. The last column of the table also reflects each individual’s aggregate beneficial ownership of all mutual funds advised by Janus Capital within the Janus family of funds (collectively, the “Janus Funds”).

Investment Personnel	Dollar Range of Securities in the Fund(s) Managed		Aggregate Dollar Range of Securities in Janus Funds

Janus Capital

Wahid Chammas	Janus Emerging Markets Fund	$500,001-$1,000,000	$500,001-$1,000,000

Jonathan D. Coleman	Janus Fund	Over $1,000,000	Over $1,000,000

Brian Demain	Janus Enterprise Fund	Over $1,000,000	Over $1,000,000

John Eisinger	Janus Global Select Fund	Over $1,000,000	Over $1,000,000

James P. Goff	Janus Global Research Fund	Over $1,000,000	Over $1,000,000
	Janus Research Fund	Over $1,000,000

Matt Hochstetler	Janus Emerging Markets Fund	$100,001-$500,000	$500,001-$1,000,000

Daniel Kozlowski	Janus Contrarian Fund	$10,001-$50,000	$100,001-$500,000

Brent A. Lynn	Janus Overseas Fund	Over $1,000,000	Over $1,000,000

Julian McManus	Janus International Equity Fund	$100,001-$500,000	$500,001-$1,000,000

George P. Maris	Janus Worldwide Fund	$100,001-$500,000	$100,001-$500,000

Chad Meade	Janus Triton Fund	Over $1,000,000	Over $1,000,000
	Janus Venture Fund	$500,001-$1,000,000

Marc Pinto	Janus Balanced Fund	$500,001-$1,000,000	Over $1,000,000
	Janus Growth and Income Fund	Over $1,000,000

Ron Sachs	Janus Forty Fund	Over $1,000,000	Over $1,000,000

Brian A. Schaub	Janus Triton Fund	Over $1,000,000	Over $1,000,000
	Janus Venture Fund	$500,001-$1,000,000

Guy Scott	Janus International Equity Fund	Over $1,000,000	Over $1,000,000

Gibson Smith	Janus Balanced Fund	Over $1,000,000	Over $1,000,000

Carmel Wellso	Janus International Equity Fund	None	Over $1,000,000

Burton H. Wilson	Janus Fund	Over $1,000,000	Over $1,000,000

Perkins

Gregory R. Kolb	Perkins Global Value Fund	Over $1,000,000	Over $1,000,000

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Shares of the trust

NET ASSET VALUE DETERMINATION

As stated in the Funds’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the NASDAQ National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund’s NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in a Fund’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

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PURCHASES

Class N Shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms as set forth in the Funds’ Prospectus. Under certain circumstances, the Funds may permit an in-kind purchase of Shares at the discretion of Janus Capital. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements.

Certain designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents, or the Funds’ Prospectuses will provide you with detailed information about investing in the Funds.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In an effort to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Certain designated organizations are authorized to receive redemption orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s Shares. Redemptions by these accounts of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Fund, by delivery of securities selected from its assets at its discretion. However, each Fund is governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash, whereas such costs are borne by the Fund for cash redemptions. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except

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for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Processing or Service Fees
Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

It is a policy of the Funds’ Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. With the exception of Janus Balanced Fund and Janus Growth and Income Fund, each Fund declares and makes annual distributions of income (if any). Janus Balanced Fund and Janus Growth and Income Fund declare and make quarterly distributions of income.

The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to federal income tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

All income dividends and capital gains distributions, if any, on a Fund’s Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

A Fund’s investments in REIT equity securities, if any, may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (“REMICs”). Pursuant to the IRS rules, a portion of a Fund’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Fund’s performance.

Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The Funds will monitor their transactions and may make

80

certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by a Fund may generate nonqualified income that can impact an investor’s taxes.

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Principal shareholders

[To be updated by amendment]

As of the date of this SAI, all of the outstanding Shares of the Funds were owned by Janus Capital or an affiliate.

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Miscellaneous information

Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers 45 series of shares, known as “Funds.” Each Fund presently offers interests in different classes of shares as described in the table below.

	Class A	Class C	Class D	Class I	Class L	Class N	Class R	Class S	Class T
Fund Name	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

INTECH Global Dividend Fund	x	x	x	x				x	x
INTECH International Fund	x	x		x				x	x
INTECH U.S. Core Fund	x	x	x	x				x	x
INTECH U.S. Growth Fund	x	x		x				x	x
INTECH U.S. Value Fund	x	x		x				x	x
Janus Asia Equity Fund	x	x	x	x				x	x
Janus Balanced Fund	x	x	x	x		x	x	x	x
Janus Conservative Allocation Fund	x	x	x	x				x	x
Janus Contrarian Fund	x	x	x	x		x	x	x	x
Janus Emerging Markets Fund	x	x	x	x		x		x	x
Janus Enterprise Fund	x	x	x	x		x	x	x	x
Janus Flexible Bond Fund	x	x	x	x		x	x	x	x
Janus Forty Fund	x	x		x		x	x	x	x
Janus Fund	x	x	x	x		x	x	x	x
Janus Global Bond Fund	x	x	x	x		x		x	x
Janus Global Life Sciences Fund	x	x	x	x				x	x
Janus Global Market Neutral Fund	x	x		x			x	x	x
Janus Global Real Estate Fund	x	x	x	x				x	x
Janus Global Research Fund	x	x	x	x		x		x	x
Janus Global Select Fund	x	x	x	x		x	x	x	x
Janus Global Technology Fund	x	x	x	x				x	x
Janus Government Money Market Fund			x						x
Janus Growth Allocation Fund	x	x	x	x				x	x
Janus Growth and Income Fund	x	x	x	x		x	x	x	x
Janus High-Yield Fund	x	x	x	x		x	x	x	x
Janus International Equity Fund	x	x	x	x		x	x	x	x
Janus Moderate Allocation Fund	x	x	x	x				x	x
Janus Money Market Fund			x						x
Janus Overseas Fund	x	x	x	x		x	x	x	x
Janus Protected Series – Global	x	x	x	x				x	x
Janus Protected Series – Growth	x	x	x	x				x	x
Janus Real Return Allocation Fund	x	x	x	x				x	x
Janus Research Fund	x	x	x	x		x		x	x
Janus Short-Term Bond Fund	x	x	x	x		x		x	x
Janus Triton Fund	x	x	x	x		x	x	x	x
Janus Twenty Fund			x						x
Janus Venture Fund	x	x	x	x		x		x	x
Janus World Allocation Fund	x	x		x				x	x
Janus Worldwide Fund	x	x	x	x		x	x	x	x
Perkins Global Value Fund	x	x	x	x		x		x	x
Perkins Large Cap Value Fund	x	x	x	x		x		x	x
Perkins Mid Cap Value Fund	x	x	x	x	x	x	x	x	x
Perkins Select Value Fund	x	x	x	x		x		x	x
Perkins Small Cap Value Fund	x	x	x	x	x	x	x	x	x
Perkins Value Plus Income Fund	x	x	x	x		x		x	x

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On July 6, 2009, the funds of the Janus Adviser Series trust reorganized into the Trust. As a result, certain Funds described in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds. For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds. The Funds involved in the reorganizations had a fiscal year end of either October 31 or July 31. Each Fund described in this SAI has a fiscal year end of September 30.

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name “Janus” as soon as reasonably practicable.

Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of their liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders’ rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable.

Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 10% of the shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

The Trustees of the Trust (excluding Mr. Cvengros, a new Trustee) were elected at a Special Meeting of Shareholders on June 10, 2010. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all funds and classes vote together as a single group, except where a separate vote of one or more funds or classes is required by law or where the interests of one or more funds or classes are affected differently from other funds or classes. Shares of all series of the Trust have noncumulative voting rights, which

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means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve a fund’s objective by investing all of that fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[To be updated by amendment]

REGISTRATION STATEMENT

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

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Financial statements

[To be updated by amendment]

DOCUMENTS INCORPORATED BY REFERENCE TO THE GLOBAL & INTERNATIONAL, GROWTH & CORE, AND VALUE FUNDS ANNUAL REPORTS OF JANUS INVESTMENT FUND (AUDITED)

The following audited financial statements for the period ended September 30, 2011 are hereby incorporated into this SAI by reference to the Annual Reports dated September 30, 2011, as applicable.

•	Schedules of Investments as of September 30, 2011

•	Statements of Assets and Liabilities as of September 30, 2011

•	Statements of Operations as of September 30, 2011

•	Statements of Changes in Net Assets for the periods indicated

•	Financial Highlights for the periods indicated

•	Notes to Financial Statements

•	Report of Independent Registered Public Accounting Firm

DOCUMENTS INCORPORATED BY REFERENCE TO THE GLOBAL & INTERNATIONAL, GROWTH & CORE, AND VALUE FUNDS SEMIANNUAL REPORTS OF JANUS INVESTMENT FUND (UNAUDITED)

The following unaudited financial statements for the period ended March 31, 2011 are hereby incorporated into this SAI by reference to the Semiannual Reports dated March 31, 2011.

•	Schedules of Investments as of March 31, 2011

•	Statements of Assets and Liabilities as of March 31, 2011

•	Statements of Operations as of March 31, 2011

•	Statements of Changes in Net Assets for the periods indicated

•	Financial Highlights for the periods indicated

•	Notes to Financial Statements

The portions of the Annual and Semiannual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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Appendix A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR’S RATINGS SERVICE

Bond Rating	Explanation

Investment Grade
AAA	Highest rating; extremely strong capacity to pay principal and interest.
AA	High quality; very strong capacity to pay principal and interest.
A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
Non-Investment Grade
BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	More vulnerable to nonpayment than obligations rated “BB,” but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
CC	Currently highly vulnerable to nonpayment.
C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.
D	In default.

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FITCH, INC.

Long-Term Bond Rating	Explanation

Investment Grade
AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.
AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.
A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.
Non-Investment Grade
BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.
CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.
C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.
D	In default.

FITCH, INC.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

88

MOODY’S INVESTORS SERVICE, INC.

Bond Rating	Explanation

Investment Grade
Aaa	Highest quality, smallest degree of investment risk.
Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
A	Upper to medium-grade obligations; many favorable investment attributes.
Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
Non-Investment Grade
Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca	Speculative in a high degree; could be in default or have other marked shortcomings.
C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split-rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

  89

janus.com

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

JANUS INVESTMENT FUND
PART C — OTHER INFORMATION
ITEM 28. Exhibits
Exhibit (a) — Articles of Incorporation

(a)(1)	Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(a)(2)	Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(a)(3)	Form of Certificate of Establishment and Designation for Janus Research Fund and Janus Explorer Fund is incorporated herein by reference to Exhibit 1(kk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(a)(4)	Certificate Redesignating Janus Explorer Fund is incorporated herein by reference to Exhibit 1(ll) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(a)(5)	Certificate Redesignating Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(a)(6)	Form of Certificate of Establishment and Designation of Janus Smart Portfolios is incorporated herein by reference to Exhibit 1(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(a)(7)	Form of Certificate Redesignating Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 1(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(a)(8)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(a)(9)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(a)(10)	Certificate Redesignating Janus Core Equity Fund is incorporated herein by reference to Exhibit 1(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(a)(11)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(qq) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(a)(12)	Certificate Redesignating Janus Mercury Fund is incorporated herein by reference to Exhibit 1(tt) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(a)(13)	Certificate Redesignating Janus Research Fund is incorporated herein by reference to Exhibit 1(uu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(a)(14)	Certificate Redesignating Janus Mid Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(vv) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(15)	Certificate Redesignating Janus Small Cap Value Fund, dated December 23, 2008, is incorporated herein by reference to Exhibit 1(ww) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(16)	Amendment to Certificate Redesignating Janus Mid Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(xx) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(17)	Amendment to Certificate Redesignating Janus Small Cap Value Fund, dated December 30, 2008, is incorporated herein by reference to Exhibit 1(yy) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(18)	Certificate Redesignating INTECH Risk-Managed Stock Fund, dated February 24, 2009, is incorporated herein by reference to Exhibit 1(zz) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(19)	Certificate Redesignating Janus Fundamental Equity Fund, dated February 24, 2009 is incorporated herein by reference to Exhibit (aaa) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(a)(20)	Form of Certificate of Establishment and Designation of Series and Share Classes is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(a)(21)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(a)(22)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(a)(23)	Certificate Redesignating Janus Global Opportunities Fund, dated July 7, 2010, is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(a)(24)	Form of Certificate of Establishment and Designation of Series and Share Classes (Perkins Value Plus Income Fund) is incorporated herein by reference to Exhibit (a)(24) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(a)(25)	Certificate Redesignating Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate, and Janus Smart Portfolio — Conservative, dated July 22, 2010, is incorporated herein by reference to Exhibit (a)(25) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(a)(26)	Certificate Redesignating Janus Modular Portfolio Construction Fund, dated August 26, 2010, is incorporated herein by reference to Exhibit (a)(26) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(a)(27)	Certificate Redesignating Janus Orion Fund, dated September 14, 2010, is incorporated herein by reference to Exhibit (a)(27) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(a)(28)	Certificate of Termination of Janus International Forty Fund, dated August 23, 2010, is incorporated herein by reference to Exhibit (a)(28) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(a)(29)	Certificate of Establishment and Designation of Series and Share Classes (Janus Emerging Markets Fund and Janus Global Bond Fund) is incorporated herein by reference to Exhibit (a)(29) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(a)(30)	Certificate of Establishment and Designation of Series and Share Classes (Janus Protected Growth Fund) is incorporated herein by reference to Exhibit (a)(30) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(a)(31)	Form of Certificate of Establishment and Designation of Share Classes (Janus Venture Fund) is incorporated herein by reference to Exhibit (a)(31) to Post-Effective Amendment No. 148, filed on May 2, 2011 (File No. 2-34393).

(a)(32)	Form of Certificate Redesignating Janus Protected Growth Fund is incorporated herein by reference to Exhibit (a)(32) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(a)(33)	Form of Certificate of Establishment and Designation of Series and Share Classes (Janus Real Return Allocation Fund) is incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(a)(34)	Certificate of Establishment and Designation of Series and Share Classes (Janus Asia Equity Fund) is incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(a)(35)	Certificate Redesignating Janus Dynamic Allocation Fund and Janus Long/Short Fund, dated September 28, 2011, is incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(a)(36)	Certificate Redesignating INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed Value Fund, and INTECH Risk-Managed International Fund, dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(a)(37)	Certificate of Establishment and Designation of Series and Share Classes (INTECH Global Dividend Fund and Perkins Select Value Fund), dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(a)(38)	Certificate of Establishment and Designation of Series and Share Classes (Janus Protected Series — Global) dated December 2, 2011, is incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

Exhibit (b) — By-laws

(b)(1)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(b)(2)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(b)(3)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

Exhibit (c) — Instruments Defining Rights of Security Holders

(c)(1)	Specimen Stock Certificate for Janus Fund(1) is incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(2)	Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(3)	Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(4)	Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(5)	Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(1)	Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

(c)(6)	Specimen Stock Certificate for Janus Intermediate Government Securities Fund(1) filed as Exhibit 4(f) to Post-Effective Amendment No. 46, filed on June 18, 1992 (File No. 2-34393), has been withdrawn.

(c)(7)	Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(8)	Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(9)	Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(10)	Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(c)(11)	Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(c)(12)	Specimen Stock Certificate for Janus Mercury Fund is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(c)(13)	Specimen Stock Certificate for Janus Overseas Fund is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(c)(14)	Revised Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(15)	Revised Specimen Stock Certificate for Janus Equity Income Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(c)(16)	Revised Specimen Stock Certificate for Janus Special Situations Fund filed as Exhibit 4(p) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393), has been withdrawn.

(1)	Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

(c)(17)	Specimen Stock Certificate for Janus Global Life Sciences Fund filed as Exhibit 4(q) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(c)(18)	Form of Specimen Stock Certificate for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 3(r) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(c)(19)	Form of Specimen Stock Certificate for Janus Global Technology Fund is incorporated herein by reference to Exhibit 3(s) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

Exhibit (d) — Investment Advisory Contracts

(d)(1)	Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(2)	Investment Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(3)	Investment Advisory Agreements for Janus Twenty Fund and Janus Venture Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(4)	Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(5)	Investment Advisory Agreements for Janus Enterprise Fund, Janus Balanced Fund, and Janus Short-Term Bond Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(6)	Investment Advisory Agreements for Janus Federal Tax-Exempt Fund and Janus Mercury Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(7)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(8)	Investment Advisory Agreements for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(9)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(10)	Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(d)(11)	Investment Advisory Agreement for Janus Global Life Sciences Fund filed as Exhibit 5(m) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(d)(12)	Form of Investment Advisory Agreement for Janus Global Life Sciences Fund is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(d)(13)	Form of Investment Advisory Agreement for Janus Global Technology Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(d)(14)	Investment Advisory Agreement for Janus Strategic Value Fund is incorporated herein by reference to Exhibit 4(p) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(d)(15)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(16)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(17)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Twenty Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(18)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(19)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Balanced Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(20)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Overseas Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(21)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(w) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(22)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Life Sciences Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(x) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(23)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Technology Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(24)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Mercury Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(z) of Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(25)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Strategic Value Fund dated September 14, 1999, is incorporated herein by reference to Exhibit 4(cc) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(26)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Venture Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(dd) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(27)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(ee) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(d)(28)	Form of Investment Advisory Agreement for Janus Orion Fund is incorporated herein by reference to Exhibit 4(ff) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

(d)(29)	Form of Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(hh) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

(d)(30)	Form of Amendment dated July 31, 2001 to the Investment Advisory Agreement for Janus Equity Income Fund dated July 1, 1997, as amended January 31, 2000, is incorporated herein by reference to Exhibit 4(ii) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

(d)(31)	Form of Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(kk) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(d)(32)	Form of Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ll) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(d)(33)	Form of Investment Advisory Agreement for Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 4(mm) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(34)	Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(nn) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(35)	Form of Sub-Advisory Agreement for Janus Small Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(oo) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(36)	Form of Investment Advisory Agreement for Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 4(pp) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(37)	Form of Sub-Advisory Agreement for Mid Cap Value Fund (pre-acquisition version) is incorporated herein by reference to Exhibit 4(qq) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(38)	Form of Sub-Advisory Agreement for Mid Cap Value Fund (post-acquisition version) is incorporated herein by reference to Exhibit 4(rr) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(d)(39)	Amendment to Investment Advisory Agreement for Janus Global Value Fund is incorporated herein by reference to Exhibit 4(ss) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(d)(40)	Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(tt) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(41)	Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(42)	Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(vv) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(43)	Investment Advisory Agreement for Janus Flexible Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(xx) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(44)	Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(yy) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(45)	Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(zz) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(46)	Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(47)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(48)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ccc) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(49)	Investment Advisory Agreement for Janus Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ddd) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(50)	Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(eee) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(51)	Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(fff) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(52)	Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(hhh) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(53)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(iii) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(54)	Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(jjj) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(55)	Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(kkk) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(56)	Investment Advisory Agreement for Janus Small Cap Value Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(lll) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(57)	Investment Advisory Agreement for Janus Special Equity Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(mmm) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(58)	Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(nnn) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(59)	Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ooo) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(60)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ppp) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(61)	Amendment to Investment Advisory Agreement for Janus Special Equity Fund dated September 30, 2004 is incorporated herein by reference to Exhibit 4(qqq) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(62)	Investment Advisory Agreement for Janus Explorer Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(rrr) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(63)	Investment Advisory Agreement for Janus Research Fund dated December 2, 2004 is incorporated herein by reference to Exhibit 4(sss) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)(64)	Amendment to Investment Advisory Agreement for Janus Explorer Fund is incorporated herein by reference to Exhibit 4(ttt) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(d)(65)	Amendment to Investment Advisory Agreement for Janus Flexible Income Fund dated February 28, 2005 is incorporated herein by reference to Exhibit 4(uuu) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(66)	Form of Investment Advisory Agreement for Janus Smart Portfolio — Growth is incorporated herein by reference to Exhibit 4(vvv) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(67)	Form of Investment Advisory Agreement for Janus Smart Portfolio — Moderate is incorporated herein by reference to Exhibit 4(www) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(68)	Form of Investment Advisory Agreement for Janus Smart Portfolio — Conservative is incorporated herein by reference to Exhibit 4(xxx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(d)(69)	Investment Advisory Agreement for Janus Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(yyy) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(70)	Investment Advisory Agreement for Janus Enterprise Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(zzz) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(71)	Investment Advisory Agreement for Janus Mercury Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(aaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(72)	Investment Advisory Agreement for Janus Orion Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(cccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(73)	Investment Advisory Agreement for Janus Triton Fund dated December 2, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(dddd) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(74)	Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(eeee) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(75)	Investment Advisory Agreement for Janus Venture Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ffff) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(76)	Investment Advisory Agreement for Janus Global Life Sciences Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(gggg) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(77)	Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(78)	Investment Advisory Agreement for Janus Balanced Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(iiii) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(79)	Investment Advisory Agreement for Janus Contrarian Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(jjjj) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(80)	Investment Advisory Agreement for Janus Core Equity Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(kkkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(81)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(82)	Investment Advisory Agreement for Janus Research Fund dated December 2, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(mmmm) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(83)	Investment Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(nnnn) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(84)	Investment Advisory Agreement for Janus Mid Cap Value Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(oooo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(85)	Investment Advisory Agreement for Janus Global Opportunities Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(pppp) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(86)	Investment Advisory Agreement for Janus Overseas Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(qqqq) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(87)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(88)	Investment Advisory Agreement for Janus Flexible Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(ssss) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(89)	Investment Advisory Agreement for Janus High-Yield Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(tttt) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(90)	Investment Advisory Agreement for Janus Short-Term Bond Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(uuuu) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(91)	Investment Advisory Agreement for Janus Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(wwww) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(92)	Investment Advisory Agreement for Janus Government Money Market Fund dated April 3, 2002, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(xxxx) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(93)	Sub-Advisory Agreement for Janus Risk-Managed Stock Fund dated July 1, 2004, as amended January 1, 2006, is incorporated herein by reference to Exhibit 4(aaaaa) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(94)	Form of Amendment to Investment Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(bbbbb) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(95)	Form of Amendment to Sub-Advisory Agreement for Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 4(ccccc) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(d)(96)	Amendment to Investment Advisory Agreement for Janus Balanced Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(97)	Amendment to Investment Advisory Agreement for Janus Contrarian Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(98)	Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(fffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(99)	Amendment to Investment Advisory Agreement for Janus Enterprise Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(100)	Amendment to Investment Advisory Agreement for Janus Flexible Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(iiiii) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(101)	Amendment to Investment Advisory Agreement for Janus Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(jjjjj) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(102)	Amendment to Investment Advisory Agreement for Janus Global Life Sciences Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(kkkkk) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(103)	Amendment to Investment Advisory Agreement for Janus Global Opportunities Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(lllll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(104)	Amendment to Investment Advisory Agreement for Janus Global Technology Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(105)	Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(nnnnn) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(106)	Amendment to Investment Advisory Agreement for Janus High-Yield Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ooooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(107)	Amendment to Investment Advisory Agreement for Janus Mercury Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ppppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(108)	Amendment to Investment Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(qqqqq) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(109)	Amendment to Investment Advisory Agreement for Janus Orion Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(rrrrr) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(110)	Amendment to Investment Advisory Agreement for Janus Overseas Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(sssss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(111)	Amendment to Investment Advisory Agreement for Janus Research Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ttttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(112)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(uuuuu) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(113)	Amendment to Investment Advisory Agreement for Janus Short-Term Bond Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(vvvvv) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(114)	Amendment to Investment Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(wwwww) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(115)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Conservative dated June 14, 2006 is incorporated herein by reference to Exhibit 4(xxxxx) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(116)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Growth dated June 14, 2006 is incorporated herein by reference to Exhibit 4(yyyyy) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(117)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio - Moderate dated June 14, 2006 is incorporated herein by reference to Exhibit 4(zzzzz) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(118)	Amendment to Investment Advisory Agreement for Janus Triton Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(aaaaaa) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(119)	Amendment to Investment Advisory Agreement for Janus Twenty Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(bbbbbb) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(120)	Amendment to Investment Advisory Agreement for Janus Venture Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(cccccc) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(121)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(dddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(122)	Amendment to Sub-Advisory Agreement for Janus Mid Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(eeeeee) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(123)	Amendment to Sub-Advisory Agreement for Janus Small Cap Value Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(ffffff) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(124)	Amendment to Investment Advisory Agreement for Janus Core Equity Fund dated June 30, 2006 is incorporated herein by reference to Exhibit 4(gggggg) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)(125)	Amendment to Investment Advisory Agreement for Janus Mercury Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(iiiiii) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(d)(126)	Amendment to Investment Advisory Agreement for Janus Research Fund dated December 31, 2006 is incorporated herein by reference to Exhibit 4(jjjjjj) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(d)(127)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund dated January 1, 2008 is incorporated herein by reference to Exhibit 4(kkkkkk) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(d)(128)	Amended and Restated Investment Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(llllll) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(129)	Amended and Restated Investment Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(mmmmmm) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(130)	Sub-Advisory Agreement for Perkins Mid Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(nnnnnn) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(131)	Sub-Advisory Agreement for Perkins Small Cap Value Fund dated December 31, 2008 is incorporated herein by reference to Exhibit 4(oooooo) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)(132)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(132) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(133)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated December 9, 2008, is incorporated herein by reference to Exhibit (d)(133) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(134)	Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Stock Fund, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(134) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(135)	Form of Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund is incorporated herein by reference to Exhibit (d)(135) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(136)	Form of Amendment to Investment Advisory Agreement for Janus Contrarian Fund is incorporated herein by reference to Exhibit (d)(136) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(137)	Form of Amendment to Investment Advisory Agreement for Janus Global Research Fund is incorporated herein by reference to Exhibit (d)(137) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(138)	Form of Amendment to Investment Advisory Agreement for Janus Research Fund is incorporated herein by reference to Exhibit (d)(138) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(139)	Form of Amendment to Investment Advisory Agreement for Janus Worldwide Fund is incorporated herein by reference to Exhibit (d)(139) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(140)	Form of Amendment to Investment Advisory Agreement for Perkins Mid Cap Value Fund is incorporated herein by reference to Exhibit (d)(140) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(141)	Form of Amendment to Investment Advisory Agreement for Perkins Small Cap Value Fund is incorporated herein by reference to Exhibit (d)(141) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(142)	Form of Amended and Restated Investment Advisory Agreement for Janus Flexible Bond Fund is incorporated herein by reference to Exhibit (d)(142) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(143)	Form of Investment Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(143) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(144)	Form of Investment Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(144) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(145)	Form of Investment Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(145) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(146)	Form of Investment Advisory Agreement for Janus Forty Fund is incorporated herein by reference to Exhibit (d)(146) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(147)	Form of Investment Advisory Agreement for Janus Global Real Estate Fund is incorporated herein by reference to Exhibit (d)(147) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(148)	Form of Investment Advisory Agreement for Janus International Equity Fund is incorporated herein by reference to Exhibit (d)(148) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(149)	Form of Investment Advisory Agreement for Janus International Forty Fund is incorporated herein by reference to Exhibit (d)(149) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(150)	Form of Investment Advisory Agreement for Janus Long/Short Fund is incorporated herein by reference to Exhibit (d)(150) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(151)	Form of Investment Advisory Agreement for Janus Modular Portfolio Construction Fund is incorporated herein by reference to Exhibit (d)(151) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(152)	Form of Investment Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(152) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(153)	Form of Sub-Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(153) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(154)	Form of Sub-Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(154) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(155)	Form of Sub-Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(155) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(156)	Form of Sub-Advisory Agreement for Perkins Large Cap Value Fund is incorporated herein by reference to Exhibit (d)(156) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)(157)	Amended and Restated Investment Advisory Agreement for Janus Forty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(157) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(158)	Amended and Restated Investment Advisory Agreement for Janus Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(158) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(159)	Amended and Restated Investment Advisory Agreement for Janus Global Real Estate Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(159) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(160)	Amended and Restated Investment Advisory Agreement for Janus Overseas Fund dated August 1, 2010 is incorporated herein by reference to Exhibit (d)(160) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(161)	Amended and Restated Investment Advisory Agreement for Janus Twenty Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(161) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(162)	Amended and Restated Investment Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(162) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(163)	Sub-Advisory Agreement for Perkins Global Value Fund dated July 1, 2010 is incorporated herein by reference to Exhibit (d)(163) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(164)	Form of Investment Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(164) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(165)	Form of Sub-Advisory Agreement for Perkins Value Plus Income Fund is incorporated herein by reference to Exhibit (d)(165) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(d)(166)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio — Conservative dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(166) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(167)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio — Growth dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(167) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(168)	Amendment to Investment Advisory Agreement for Janus Smart Portfolio — Moderate dated August 2, 2010 is incorporated herein by reference to Exhibit (d)(168) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(d)(169)	Amendment to Investment Advisory Agreement for Janus Modular Portfolio Construction Fund dated September 15, 2010 is incorporated herein by reference to Exhibit (d)(169) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(d)(170)	Amendment to Investment Advisory Agreement for Janus Orion Fund dated September 15, 2010 is incorporated herein by reference to Exhibit (d)(170) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(d)(171)	Form of Investment Advisory Agreement for Janus Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(171) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(d)(172)	Form of Investment Advisory Agreement for Janus Global Bond Fund is incorporated herein by reference to Exhibit (d)(172) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(d)(173)	Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 24, 2010 is incorporated herein by reference to Exhibit (d)(173) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(174)	Amended and Restated Investment Advisory Agreement for Janus Overseas Fund dated August 1, 2010 is incorporated herein by reference to Exhibit (d)(174) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(175)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(175) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(176)	Amendment to Investment Advisory Agreement for Janus Contrarian Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(176) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(177)	Amendment to Investment Advisory Agreement for Janus Forty Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(177) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(178)	Amendment to Investment Advisory Agreement for Janus Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(178) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(179)	Amendment to Investment Advisory Agreement for Janus Global Real Estate Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(179) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(180)	Amendment to Investment Advisory Agreement for Janus Global Research Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(180) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(181)	Amendment to Investment Advisory Agreement for Janus International Equity Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(181) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(182)	Amendment to Investment Advisory Agreement for Janus Overseas Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(182) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(183)	Amendment to Investment Advisory Agreement for Janus Research Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(183) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(184)	Amendment to Investment Advisory Agreement for Janus Twenty Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(184) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(185)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(185) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(186)	Amendment to Investment Advisory Agreement for Perkins Global Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(186) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(187)	Amendment to Investment Advisory Agreement for Perkins Large Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(187) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(188)	Amendment to Investment Advisory Agreement for Perkins Mid Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(188) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(189)	Amendment to Investment Advisory Agreement for Perkins Small Cap Value Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(189) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(190)	Investment Advisory Agreement for Janus Emerging Markets Fund dated December 28, 2010 is incorporated herein by reference to Exhibit (d)(190) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(d)(191)	Form of Investment Advisory Agreement for Janus Protected Growth Fund is incorporated herein by reference to Exhibit (d)(191) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(d)(192)	Form of Investment Advisory Agreement for Janus Real Return Allocation Fund is incorporated herein by reference to Exhibit (d)(192) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(193)	Form of Investment Advisory Agreement for Janus Real Return Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(193) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(194)	Form of Sub-Advisory Agreement for Janus Real Return Allocation Fund is incorporated herein by reference to Exhibit (d)(194) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(195)	Form of Sub-Advisory Agreement for Janus Real Return Subsidiary, Ltd. is incorporated herein by reference to Exhibit (d)(195) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(d)(196)	Form of Investment Advisory Agreement for Janus Asia Equity Fund is incorporated herein by reference to Exhibit (d)(196) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(d)(197)	Form of Sub-Advisory Agreement for Janus Asia Equity Fund is incorporated herein by reference to Exhibit (d)(197) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(d)(198)	Form of Investment Advisory Agreement for Janus Protected Series — Growth is incorporated herein by reference to Exhibit (d)(198) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(d)(199)	Amendment to Investment Advisory Agreement for Janus Long/Short Fund, dated September 30, 2011, is incorporated herein by reference to Exhibit (d)(199) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(d)(200)	Amendment to Investment Advisory Agreement for Janus Dynamic Allocation Fund, dated September 30, 2011, is incorporated herein by reference to Exhibit (d)(200) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(d)(201)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Core Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(201) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(202)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Core Fund is incorporated herein by reference to Exhibit (d)(202) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(203)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Growth Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(203) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(204)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Growth Fund is incorporated herein by reference to Exhibit (d)(204) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(205)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed International Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(205) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(206)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed International Fund is incorporated herein by reference to Exhibit (d)(206) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(207)	Amendment to Investment Advisory Agreement for INTECH Risk-Managed Value Fund, dated December 7, 2011, is incorporated herein by reference to Exhibit (d)(207) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(208)	Form of Amendment to Sub-Advisory Agreement for INTECH Risk-Managed Value Fund is incorporated herein by reference to Exhibit (d)(208) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(209)	Form of Investment Advisory Agreement for INTECH Global Dividend Fund is incorporated herein by reference to Exhibit (d)(209) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(210)	Form of Sub-Advisory Agreement for INTECH Global Dividend Fund is incorporated herein by reference to Exhibit (d)(210) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(d)(211)	Form of Investment Advisory Agreement for Perkins Select Value Fund is incorporated herein by reference to Exhibit (d)(211) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).

(d)(212)	Form of Sub-Advisory Agreement for Perkins Select Value Fund is incorporated herein by reference to Exhibit (d)(212) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).

(d)(213)	Form of Investment Advisory Agreement for Janus Protected Series — Global is incorporated herein by reference to Exhibit (d)(213) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

Exhibit (e) — Underwriting Contracts

(e)(1)	Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(e)(2)	Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(e)(3)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(e)(4)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(e)(5)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(e)(6)	Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(e)(7)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

Exhibit (f) — Bonus or Profit Sharing Contracts (Not Applicable)

Exhibit (g) — Custodian Agreements

(g)(1)	Global Custody Services Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. dated March 15, 1999 is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(g)(2)	Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(3)	Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(4)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(5)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(g)(6)	Form of Letter Agreement regarding Citibank, N.A. Custodian Contract is incorporated herein by reference to Exhibit 7(cc) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)(7)	Form of Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)(8)	Amendment to Custodian Contract dated January 21, 2005, between Janus Investment Fund, on behalf of its Portfolios, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(ii) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(g)(9)	Amendment to Global Custodial Services Agreement dated January 14, 2005, between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund, and Citibank, N.A. is incorporated herein by reference to Exhibit 7(jj) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(g)(10)	Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(g)(11)	Form of Letter Agreement in regards to Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate and Janus Smart Portfolio — Conservative, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(nn) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(g)(12)	Form of Letter Agreement with State Street Bank and Trust Company regarding Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 7(oo) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(g)(13)	Letter Agreement in regards to Janus Core Equity Fund, with State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(pp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(g)(14)	Form of Letter Agreement with regard to INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Forty Fund, Janus Global Real Estate Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Modular Portfolio Construction Fund, and Perkins Large Cap Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(14) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)(15)	Letter Agreement with regard to Janus Money Market Fund and Janus Government Money Market Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(g)(16)	Form of Letter Agreement with regard to Perkins Value Plus Income Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(16) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(g)(17)	Letter Agreement with regard to Janus Emerging Markets Fund and Janus Global Bond Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(17) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(g)(18)	Form of Letter Agreement with regard to Janus Protected Growth Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(18) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(g)(19)	Form of Letter Agreement with regard to Janus Protected Series — Growth with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(19) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(g)(20)	Form of Letter Agreement with regard to Janus Real Return Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(20) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(g)(21)	Form of Letter Agreement with regard to Janus Asia Equity Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(21) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(g)(22)	Letter Agreement with regard to Janus Smart Portfolio-Growth, Janus Smart Portfolio-Moderate, and Janus Smart Portfolio-Conservative with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(22) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(23)	Letter Agreement with regard to Janus Modular Portfolio Construction Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(23) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(24)	Letter Agreement with regard to Janus Orion Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(24) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(25)	Letter Agreement with regard to Janus Dynamic Allocation Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(25) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(26)	Letter Agreement with regard to Janus Long/Short Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(26) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(27)	Letter Agreement with regard to INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(27) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(28)	Letter Agreement with regard to INTECH Global Dividend Fund and Perkins Select Value Fund with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(28) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(g)(29)	Letter Agreement with regard to Janus Protected Series — Global with State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(29) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

Exhibit (h) — Other Material Contracts

(h)(1)	Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(h)(2)	Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(h)(3)	Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(v) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(h)(4)	Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(w) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(5)	Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Mid Cap Value Fund is incorporated herein by reference to Exhibit 8(z) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(6)	Form of Agreement regarding Administrative Services between Janus Capital Management LLC and Janus Investment Fund with respect to Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 8(aa) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(h)(7)	Letter Agreement dated September 17, 2003 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement and Janus Overseas Fund is incorporated herein by reference to Exhibit 8(bb) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(h)(8)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uu) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(h)(9)	Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Explorer Fund is incorporated herein by reference to Exhibit 8(vv) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(h)(10)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ww) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(h)(11)	Letter Agreement dated February 9, 2005, regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xx) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(12)	Letter Agreement between Janus Capital Management LLC and Janus Investment Fund regarding Janus Flexible Income Fund is incorporated herein by reference to Exhibit 8(yy) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(13)	Form of Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate and Janus Smart Portfolio — Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(fff) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(h)(14)	Form of Letter Agreement regarding Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(h)(15)	Letter Agreement dated April 18, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(lll) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(16)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(mmm) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(17)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(ooo) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(18)	Amendment dated June 14, 2006 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate, Janus Smart Portfolio — Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit 8(ppp) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(19)	Letter Agreement dated November 1, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(sss) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(20)	Letter Agreement dated December 14, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ttt) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(h)(21)	Letter Agreement dated December 20, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uuu) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(h)(22)	Letter Agreement dated February 23, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xxx) to Post-Effective Amendment No. 120, filed on February 28, 2007 (File No. 2-34393).

(h)(23)	First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(24)	Letter Agreement dated December 21, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(zzz) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(25)	Letter Agreement dated February 26, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(aaaa) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(h)(26)	Letter Agreement dated August 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(bbbb) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(27)	Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(28)	Letter Agreement dated October 2, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(dddd) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(29)	Letter Agreement dated December 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(eeee) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(h)(30)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Adviser funds, is incorporated herein by reference to Exhibit (h)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(31)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(32)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(33)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(33) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(34)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(34) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(35)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(36)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Fund, is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(37)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(37) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(38)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(38) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(39)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(39) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(40)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(40) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(41)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(42)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(42) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(43)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(43) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(44)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(44) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(45)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(45) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(46)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(46) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(47)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(47) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(48)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(48) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(49)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(49) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(50)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(50) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(51)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(51) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(52)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(52) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(53)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(53) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(54)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(54) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(55)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(55) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(56)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(56) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(57)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Growth Fund, is incorporated herein by reference to Exhibit (h)(57) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(58)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed International Fund, is incorporated herein by reference to Exhibit (h)(58) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(59)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Value Fund, is incorporated herein by reference to Exhibit (h)(59) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(60)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Balanced Fund, is incorporated herein by reference to Exhibit (h)(60) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(61)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Contrarian Fund, is incorporated herein by reference to Exhibit (h)(61) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(62)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Enterprise Fund, is incorporated herein by reference to Exhibit (h)(62) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(63)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Flexible Bond Fund, is incorporated herein by reference to Exhibit (h)(63) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(64)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Forty Fund, is incorporated herein by reference to Exhibit (h)(64) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(65)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fund, is incorporated herein by reference to Exhibit (h)(65) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(66)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Real Estate Fund, is incorporated herein by reference to Exhibit (h)(66) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(67)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Research Fund, is incorporated herein by reference to Exhibit (h)(67) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(68)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(68) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(69)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus High-Yield Fund, is incorporated herein by reference to Exhibit (h)(69) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(70)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Equity Fund, is incorporated herein by reference to Exhibit (h)(70) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(71)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus International Forty Fund, is incorporated herein by reference to Exhibit (h)(71) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(72)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Long/Short Fund, is incorporated herein by reference to Exhibit (h)(72) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(73)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(73) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(74)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(74) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(75)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Overseas Fund, is incorporated herein by reference to Exhibit (h)(75) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(76)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Research Core Fund, is incorporated herein by reference to Exhibit (h)(76) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(77)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Short-Term Bond Fund, is incorporated herein by reference to Exhibit (h)(77) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(78)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio — Conservative, is incorporated herein by reference to Exhibit (h)(78) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(79)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio — Growth, is incorporated herein by reference to Exhibit (h)(79) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(80)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Smart Portfolio — Moderate, is incorporated herein by reference to Exhibit (h)(80) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(81)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Triton Fund, is incorporated herein by reference to Exhibit (h)(81) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(82)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Worldwide Fund, is incorporated herein by reference to Exhibit (h)(82) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(83)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Large Cap Value Fund, is incorporated herein by reference to Exhibit (h)(83) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(84)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(84) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(85)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(85) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(86)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(86) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)(87)	Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(87) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(88)	Amendment dated February 23, 2007 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(88) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(89)	Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Fundamental Equity Fund, is incorporated herein by reference to Exhibit (h)(89) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(90)	Amendment dated February 27, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Stock Fund, is incorporated herein by reference to Exhibit (h)(90) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(91)	Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(91) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(92)	Amendment dated July 6, 2009 to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(92) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(93)	Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(93) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(94)	Amendment dated July 6, 2009 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(94) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(h)(95)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(95) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(96)	Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Government Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(96) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(97)	Form of Amendment to Administration Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(97) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(98)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Risk-Managed Core Fund, is incorporated herein by reference to Exhibit (h)(98) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(99)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Mid Cap Value Fund, is incorporated herein by reference to Exhibit (h)(99) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(100)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Small Cap Value Fund, is incorporated herein by reference to Exhibit (h)(100) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)(101)	Letter Agreement dated July 1, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(101) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(102)	Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Opportunities Fund, is incorporated herein by reference to Exhibit (h)(102) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(103)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(103) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(104)	Form of Amendment to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Value Plus Income Fund, is incorporated herein by reference to Exhibit (h)(104) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(105)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(105) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(h)(106)	Letter Agreement dated August 2, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(106) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(h)(107)	Amendment dated August 2, 2010 to Administration Agreement between Janus Investment Fund, on behalf of Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate, and Janus Smart Portfolio — Conservative, and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(107) to Post-Effective Amendment No. 133, filed on August 25, 2010 (File No. 2-34393).

(h)(108)	Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Modular Portfolio Construction Fund, is incorporated herein by reference to Exhibit (h)(108) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(h)(109)	Amendment dated September 15, 2010 to Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Orion Fund, is incorporated herein by reference to Exhibit (h)(109) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(h)(110)	Letter Agreement dated September 15, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(110) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(h)(111)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(111) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(112)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(112) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(113)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(113) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(114)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Global Bond Fund, is incorporated herein by reference to Exhibit (h)(114) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(115)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(115) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(h)(116)	Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Research Core Fund and Janus Growth and Income Fund is incorporated herein by reference to Exhibit (h)(116) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

(h)(117)	Expense Limitation Agreement dated March 17, 2011 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Growth Fund, is incorporated herein by reference to Exhibit (h)(117) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(118)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Growth Fund, is incorporated herein by reference to Exhibit (h)(118) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(119)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(119) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(120)	Form of Capital Protection Agreement for Janus Protected Growth Fund is incorporated herein by reference to Exhibit (h)(120) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(h)(121)	Expense Limitation Agreement dated March 17, 2011 between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Venture Fund, is incorporated herein by reference to Exhibit (h)(121) to Post-Effective Amendment No. 148, filed on May 2, 2011 (File No. 2-34393).

(h)(122)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series — Growth, is incorporated herein by reference to Exhibit (h)(122) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(h)(123)	Form of Expense Allocation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series — Growth, is incorporated herein by reference to Exhibit (h)(123) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(h)(124)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(124) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(h)(125)	Form of Capital Protection Agreement for Janus Protected Series — Growth is incorporated herein by reference to Exhibit (h)(125) to Post-Effective Amendment No. 150, filed on May 4, 2011 (File No. 2-34393).

(h)(126)	Form of Amended and Restated Parent Guaranty for Janus Protected Series — Growth is incorporated herein by reference to Exhibit (h)(126) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(127)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Real Return Allocation Fund, is incorporated herein by reference to Exhibit (h)(127) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(128)	Form of Administration Agreement between Janus Capital Management LLC and Janus Investment Fund, on behalf of Janus Real Return Allocation Fund, is incorporated herein by reference to Exhibit (h)(128) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(129)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(129) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(130)	Form of Administration Servicing Agreement between State Street Bank and Trust Company and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(130) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(h)(131)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Asia Equity Fund, is incorporated herein by reference to Exhibit (h)(131) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(h)(132)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(132) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(h)(133)	Form of Capital Protection Agreement for Janus Protected Series — Global is incorporated herein by reference to Exhibit (h)(133) to Post-Effective Amendment No. 162, filed on September 30, 2011 (File No. 2-34393).

(h)(134)	Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(134) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(h)(135)	Amendment dated September 28, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(135) to Post-Effective Amendment No. 163, filed on October 28, 2011 (File No. 2-34393).

(h)(136)	Letter Agreement dated September 28, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(136) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(137)	Amendment dated December 7, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(137) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(138)	Form of Letter Agreement dated December 7, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(138) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(139)	Letter Agreement dated December 15, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(139) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(140)	Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding INTECH Global Dividend Fund, is incorporated herein by reference to Exhibit (h)(140) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(141)	Amendment dated December 15, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(141) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(h)(142)	Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding Perkins Select Value Fund, is incorporated herein by reference to Exhibit (h)(142) to Post-Effective Amendment No. 167, filed on December 15, 2011 (File No. 2-34393).

(h)(143)	Expense Limitation Agreement dated September 14, 2011, between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Protected Series — Global, is incorporated herein by reference to Exhibit (h)(143) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

(h)(144)	Amended and Restated Parent Guaranty for Janus Protected Series — Global, dated September 29, 2011, is incorporated herein by reference to Exhibit (h)(144) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

Exhibit (i) — Legal Opinion

(i)(1)	Opinion and Consent of Messrs. Davis, Graham & Stubbs with respect to shares of Janus Fund is incorporated herein by reference to Exhibit 10(a) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(i)(2)	Opinion and Consent of Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(i)(3)	Opinion and Consent of Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 80, filed on February 14, 1997 (File No. 2-34393).

(i)(4)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(5)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(6)	Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(7)	Opinion and Consent of Counsel with respect to shares of Janus Overseas Fund is incorporated herein by reference to Exhibit 10(i) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(8)	Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(j) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(9)	Opinion and Consent of Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(k) to Post-Effective Amendment No. 81, filed on June 26, 1997 (File No. 2-34393).

(i)(10)	Opinion and Consent of Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 10(l) to Post-Effective Amendment No. 68, filed on September 14, 1995 (File No. 2-34393).

(i)(11)	Opinion and Consent of Counsel with respect to shares of Janus Equity Income Fund is incorporated herein by reference to Exhibit 10(m) to Post-Effective Amendment No. 72, filed on March 15, 1996 (File No. 2-34393).

(i)(12)	Opinion and Consent of Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(o) to Post-Effective Amendment No. 76, filed on September 23, 1996 (File No. 2-34393).

(i)(13)	Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund filed as Exhibit 10(p) to Post-Effective Amendment No. 82, filed on September 16, 1997 (File No. 2-34393), has been withdrawn.

(i)(14)	Opinion and Consent of Counsel with respect to shares of Janus Global Life Sciences Fund and Janus Global Technology Fund is incorporated herein by reference to Exhibit 9(q) to Post-Effective Amendment No. 85, filed on September 10, 1998 (File No. 2-34393).

(i)(15)	Opinion and Consent of Counsel with respect to shares of Janus Strategic Value Fund is incorporated herein by reference to Exhibit 9(r) to Post-Effective Amendment No. 88, filed on November 15, 1999 (File No. 2-34393).

(i)(16)	Opinion and Consent of Counsel with respect to shares of Janus Orion Fund is incorporated herein by reference to Exhibit 9(s) to Post-Effective Amendment No. 92, filed on March 17, 2000 (File No. 2-34393).

(i)(17)	Opinion and Consent of Counsel with respect to Janus Global Value Fund is incorporated herein by reference to Exhibit 9(u) to Post-Effective Amendment No. 98, filed on March 15, 2001 (File No. 2-34393).

(i)(18)	Opinion and Consent of Counsel with respect to Janus Risk-Managed Stock Fund is incorporated herein by reference to Exhibit 9(w) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(i)(19)	Opinion and Consent of Counsel with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund dated April 17, 2003, is incorporated herein by reference to Exhibit 9(x) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(i)(20)	Opinion and Consent of Counsel with respect to Janus Explorer Fund and Janus Research Fund is incorporated herein by reference to Exhibit 9(y) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(i)(21)	Opinion and Consent of Counsel with respect to Janus Smart Portfolio — Growth, Janus Smart Portfolio — Moderate and Janus Smart Portfolio — Conservative is incorporated herein by reference to Exhibit 9(z) to Post-Effective Amendment No. 116, filed on December 30, 2005 (File No. 2-34393).

(i)(22)	Opinion and Consent of Counsel with respect to Janus Investment Fund Class A, C, R, S, and I Shares, as applicable, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(22) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(23)	Opinion and Consent of Counsel with respect to Janus Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(23) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(24)	Opinion and Consent of Counsel with respect to Janus Global Real Estate Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(24) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(25)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed Growth Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(25) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(26)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed International Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(26) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(27)	Opinion and Consent of Counsel with respect to INTECH Risk-Managed Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(27) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(28)	Opinion and Consent of Counsel with respect to Janus International Equity Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(28) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(29)	Opinion and Consent of Counsel with respect to Janus International Forty Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(29) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(30)	Opinion and Consent of Counsel with respect to Janus Long/Short Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(30) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(31)	Opinion and Consent of Counsel with respect to Janus Modular Portfolio Construction Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(31) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(32)	Opinion and Consent of Counsel with respect to Perkins Large Cap Value Fund, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(32) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(i)(33)	Opinion and Consent of Counsel with respect to Perkins Value Plus Income Fund, dated July 30, 2010, is incorporated herein by reference to Exhibit (i)(33) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(i)(34)	Opinion and Consent of Counsel with respect to Janus Emerging Markets Fund, dated December 28, 2010, is incorporated herein by reference to Exhibit (i)(34) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(i)(35)	Opinion and Consent of Counsel with respect to Janus Global Bond Fund, dated December 28, 2010, is incorporated herein by reference to Exhibit (i)(35) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(i)(36)	Opinion and Consent of Counsel with respect to Janus Protected Growth Fund, dated April 20, 2011, is incorporated herein by reference to Exhibit (i)(36) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

(i)(37)	Opinion and Consent of Counsel with respect to Janus Protected Series — Growth, dated May 2, 2011, is incorporated herein by reference to Exhibit (i)(37) to Post-Effective Amendment No. 149, filed on May 3, 2011 (File No. 2-34393).

(i)(38)	Opinion and Consent of Counsel with respect to Janus Real Return Allocation Fund, dated May 5, 2011, is incorporated herein by reference to Exhibit (i)(38) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(i)(39)	Opinion and Consent of Counsel with respect to Janus Asia Equity Fund, dated July 29, 2011, is incorporated herein by reference to Exhibit (i)(39) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(i)(40)	Opinion and Consent of Counsel with respect to INTECH Global Dividend Fund, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(40) to Post-Effective Amendment No. 166, filed on December 15, 2011 (File No. 2-34393).

(i)(41)	Opinion and Consent of Counsel with respect to Perkins Select Value Fund, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(41) to Post-Effective Amend No. 167, filed on December 15, 2011 (File No. 2-34393).

(i)(42)	Opinion and Consent of Counsel with respect to Janus Protected Series — Global, dated December 15, 2011, is incorporated herein by reference to Exhibit (i)(42) to Post-Effective Amendment No. 168, filed on December 15, 2011 (File No. 2-34393).

Exhibit (j) — Other Opinions

(j)(1)	Consent of PricewaterhouseCoopers LLP is to be filed by Amendment.

Exhibit (k) — Omitted Financial Statements

(k)(1)	BNP Statement of Financial Condition is incorporated herein by reference to Exhibit (k)(1) to Post-Effective Amendment No. 146, filed on April 21, 2011 (File No. 2-34393).

Exhibit (l) — Initial Capital Agreements (Not Applicable)

Exhibit (m) — Rule 12b-1 Plan

(m)(1)	Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(2)	Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(3)	Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(m)(4)	Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

Exhibit (n) — Rule 18f-3 Plan

(n)(1)	Form of plan for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund pursuant to Rule 18f-3 setting forth the separate arrangement and expense allocation of each class of such Funds filed as Exhibit 18 to Post-Effective Amendment No. 66, filed on April 13, 1995 (File No. 2-34393), has been withdrawn.

(n)(2)	Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(b) to Post-Effective Amendment No. 69, filed on September 28, 1995 (File No. 2-34393).

(n)(3)	Amended and Restated form of Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 78, filed on December 16, 1996 (File No. 2-34393).

(n)(4)	Form of Amended and Restated Rule 18f-3 Plan for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund dated June 12, 2001 is incorporated herein by reference to Exhibit 14(d) to Post-Effective Amendment No. 99, filed on June 1, 2001 (File No. 2-34393).

(n)(5)	Rule 18f-3 Plan for Janus Investment Fund with respect to Janus Mid Cap Value Fund and Janus Small Cap Value Fund is incorporated herein by reference to Exhibit 14(e) to Post-Effective Amendment No. 106, filed on January 3, 2003 (File No. 2-34393).

(n)(6)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(n)(7)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(n)(8)	Form of Rule 18f-3 Plan for Janus Investment Fund with respect to the Money Market Funds is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

Exhibit (o) — Reserved

Exhibit (p) — Codes of Ethics

(p)(1)	Janus Ethics Rules, revised February 18, 2009, are incorporated herein by reference to Exhibit 16(x) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(p)(2)	Form of Janus Ethics Rules, revised July 6, 2009, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(p)(3)	Janus Ethics Rules, revised August 25, 2009, are incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(p)(4)	Janus Ethics Rules, revised January 5, 2010, are incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(p)(5)	Appendix C to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).

(p)(6)	Appendix D to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).

(p)(7)	Janus Ethics Rules, revised August 3, 2010, are incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).

(p)(8)	Janus Ethics Rules, revised December 3, 2010, are incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 137, filed on December 27, 2010 (File No. 2-34393).

(p)(9)	Janus Ethics Rules, revised March 17, 2011, are incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 144, filed on April 15, 2011 (File No. 2-34393).

(p)(10)	Form of Armored Wolf, LLC Personal Investment and Trading Policy, Statement on Insider Trading and Code of Ethics is incorporated herein by reference to Exhibit (p)(10) to Post-Effective Amendment No. 152, filed on May 13, 2011 (File No. 2-34393).

(p)(11)	Janus Ethics Rules, revised June 23, 2011, are incorporated herein by reference to Exhibit (p)(11) to Post-Effective Amendment No. 157, filed on July 29, 2011 (File No. 2-34393).

(p)(12)	Janus Ethics Rules, revised February 7, 2012, is filed herein as Exhibit (p)(12).

Exhibit (q) — Power of Attorney

(q)(1)	Powers of Attorney, dated as of January 1, 2006, are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(q)(2)	Powers of Attorney, dated as of March 16, 2007, are incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 121, filed on December 14, 2007 (File No. 2-34393).

(q)(3)	Powers of Attorney, dated as of April 11, 2008, are incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(q)(4)	Power of Attorney, dated as of June 24, 2010, is incorporated herein by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(q)(5)	Power of Attorney, dated as of January 5, 2011, is incorporated herein by reference to Exhibit (q)(5) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).
ITEM 29. Persons Controlled by or Under Common Control with Registrant
          The Board of Trustees of Janus Investment Fund is the same as that of Janus Aspen Series. Each such Trust has Janus Capital Management LLC as its investment adviser. In addition, the officers of the two Trusts are substantially identical. Nonetheless, Janus Investment Fund takes the position that it is not under common control with other Janus funds because the power residing in the respective boards and officers arises as the result of an official position with each respective Trust.
ITEM 30. Indemnification
          Article VI of Janus Investment Fund’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.
ITEM 31. Business and Other Connections of Investment Adviser
          The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. Business backgrounds of the principal executive officers of the investment adviser and their position(s) with the adviser and affiliated entities (in the last two years) are listed in Schedule A of the adviser’s Form ADV as filed with the Securities and Exchange Commission (File No. 801-13991, dated March 31, 2011, as amended May 17, 2011 and August 30, 2011), which information from such schedule is incorporated herein by reference.
          The only business of INTECH Investment Management LLC (and its predecessors) (“INTECH”), Janus Capital Singapore Pte, Limited (“Janus Singapore”), and Perkins Investment Management LLC (and its predecessors) (“Perkins”) is to serve as a subadviser of the Registrant and investment adviser or subadviser to mutual funds, institutional and individual separate accounts, separately managed accounts, and other registered and unregistered investment companies. Business backgrounds of the principal executive officers of each subadviser and their position(s) with each respective subadviser and its affiliated entities (in the last two years) are listed in Schedule A of each subadviser’s Form ADV as filed with the Securities and Exchange Commission (INTECH — File No. 801-60987, dated January 27, 2012; Janus Singapore — File No. 801-72309, dated June 2, 2011, as amended August 5, 2011, September 13, 2011, and October 20, 2011; Perkins — File No. 801-62042, dated March 31, 2011), which information from such schedule is incorporated herein by reference.
ITEM 32. Principal Underwriters
(a)	Janus Distributors LLC (“Janus Distributors”) serves as principal underwriter for the Registrant and Janus Aspen Series.
(b)	The principal business address, positions with Janus Distributors and positions with the Registrant of Robin C. Beery, Stephanie Grauerholz-Lofton, David R. Kowalski, and Gibson Smith, officers and directors of Janus Distributors, are also described under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement. The principal executive officers of Janus Distributors are as follows:

Name	Position(s) with Janus Distributors
George S. Batejan	Executive Vice President
Robin C. Beery	Executive Vice President and Head of U.S. Distribution
Michael Drew Elder	Senior Vice President
Stephanie Grauerholz-Lofton	Vice President
David W. Grawemeyer	Executive Vice President
Kelly F. Hagg	Vice President
Heidi W. Hardin	General Counsel and Senior Vice President

Name	Position(s) with Janus Distributors
Brennan A. Hughes	Vice President
John E. Ingram	President
Bruce L. Koepfgen	Chief Financial Officer and Executive Vice President
David R. Kowalski	Chief Compliance Officer and Senior Vice President
Karlene J. Lacy	Senior Vice President
Douglas J. Laird	Senior Vice President
John J. Mari	Vice President
Kristin B. Mariani	Vice President
Michelle R. Rosenberg	Vice President
Russell P. Shipman	Senior Vice President
Gibson Smith	Executive Vice President
Richard M. Weil	Executive Vice President
Messrs. Batejan, Elder, Grawemeyer, Hagg, Hughes, Ingram, Koepfgen, Laird, Mari, Shipman, and Weil, and Mses. Hardin, Lacy, Mariani, and Rosenberg do not hold any positions with the Registrant. Their principal business address is 151 Detroit Street, Denver, Colorado 80206-4805.
(c)	Not Applicable.
ITEM 33. Location of Accounts and Records
          The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805 and 720 South Colorado Blvd., Denver, Colorado 80206-1929; Iron Mountain, 5155 E. 46th Avenue, Denver, Colorado 80216 and 11333 E. 53rd Avenue, Denver, Colorado 80239; Janus Services LLC, 720 South Colorado Blvd., Denver, Colorado 80206-1929; State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351; and Deutsche Bank AG, New York Branch, 1301 Avenue of the Americas, New York, New York 10019. Certain records relating to the day-to-day portfolio management of INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund are kept at the offices of the subadviser, INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. Certain records relating to the day-to-day portfolio management of Janus Asia Equity Fund are kept at the offices of the subadviser, Janus Capital Singapore Pte. Limited, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811. Certain records relating to the day-to-day portfolio management of Perkins Global Value Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund are kept at the offices of the subadviser, Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606.
ITEM 34. Management Services
          The Registrant has no management-related service contracts that are not discussed in Part A or Part B of this form.
ITEM 35. Undertakings
          Not Applicable.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 23rd day of March, 2012.

JANUS INVESTMENT FUND
By:	/s/ Robin C. Beery
Robin C. Beery, President and
Chief Executive Officer

          Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.
          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery Robin C. Beery	President and Chief Executive Officer (Principal Executive Officer)	March 23, 2012

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	March 23, 2012

Signature	Title	Date

William F. McCalpin* William F. McCalpin	Chairman and Trustee	March 23, 2012

William D. Cvengros* William D. Cvengros	Trustee	March 23, 2012

John P. McGonigle* John P. McGonigle	Trustee	March 23, 2012

James T. Rothe* James T. Rothe	Trustee	March 23, 2012

William D. Stewart* William D. Stewart	Trustee	March 23, 2012

Linda S. Wolf* Linda S. Wolf	Trustee	March 23, 2012

/s/ Stephanie Grauerholz-Lofton

*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney, dated April 11, 2008, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009; Power of Attorney, dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010; and Power of Attorney, dated January 5, 2011, incorporated by reference to Exhibit (q)(5) to Post-Effective Amendment No. 138, filed on January 28, 2011

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

Exhibit (p)(12)	Janus Ethics Rules, revised February 7, 2012